UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2017 to February 28, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 96.5%
Financial - 41.7%
Bank of America Corp.
6.88% due 04/25/18	$15,192,000	$15,295,499
5.65% due 05/01/18	11,430,000	11,496,464
6.88% due 11/15/18	2,959,000	3,049,558
6.50% due 07/15/18	1,896,000	1,924,554
1.95% due 05/12/18	1,719,000	1,718,037
Citigroup, Inc.
1.70% due 04/27/18	7,602,000	7,597,578
2.05% due 12/07/18	5,778,000	5,763,335
2.50% due 09/26/18	5,483,000	5,483,456
1.75% due 05/01/18	4,102,000	4,099,934
2.15% due 07/30/18	4,023,000	4,019,926
6.13% due 05/15/18	2,786,000	2,806,875
Royal Bank of Canada
2.20% due 07/27/18	6,621,000	6,618,428
2.00% due 10/01/18	6,160,000	6,151,249
2.00% due 12/10/18	4,023,000	4,014,273
1.80% due 07/30/18	3,475,000	3,471,845
1.50% due 06/07/18[1]	1,683,000	1,680,124
Morgan Stanley
6.63% due 04/01/18	10,900,000	10,938,945
2.13% due 04/25/18	7,824,000	7,823,898
2.20% due 12/07/18	1,748,000	1,743,353
Goldman Sachs Group, Inc.
6.15% due 04/01/18	12,031,000	12,068,064
2.90% due 07/19/18	8,257,000	8,273,349
Toronto-Dominion Bank
2.63% due 09/10/18	5,048,000	5,058,019
1.40% due 04/30/18	4,668,000	4,662,558
1.75% due 07/23/18	4,069,000	4,061,513
1.45% due 09/06/18	3,238,000	3,224,260
1.63% due 03/13/18	3,080,000	3,079,963
Bank of Montreal
1.35% due 08/28/18	3,395,000	3,380,445
1.40% due 04/10/18	3,137,000	3,134,666
1.45% due 04/09/18	3,117,000	3,115,077
1.80% due 07/31/18	2,067,000	2,063,193
Bank of Nova Scotia
2.05% due 10/30/18	4,582,000	4,572,305
1.45% due 04/25/18	4,034,000	4,030,502
1.70% due 06/11/18	2,826,000	2,822,462
Bank of America North America
1.75% due 06/05/18	5,200,000	5,196,826
2.05% due 12/07/18	4,030,000	4,018,705
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
2.40% due 12/12/18	4,663,000	4,663,783
2.70% due 08/20/18	4,208,000	4,219,309
American Express Credit Corp.
1.80% due 07/31/18	3,247,000	3,240,314
2.13% due 07/27/18	2,911,000	2,910,713
1.88% due 11/05/18	2,639,000	2,634,164
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18[1]	3,235,000	3,255,262
2.00% due 08/15/18	1,963,000	1,962,518
1.45% due 03/07/18	1,860,000	1,859,862
1.30% due 05/15/18	1,537,000	1,535,988

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Financial - 41.7% (continued)
Credit Suisse AG NY
1.70% due 04/27/18	$8,550,000	$8,545,544
HSBC USA, Inc.
2.00% due 08/07/18	2,900,000	2,894,753
1.70% due 03/05/18	2,800,000	2,799,878
2.63% due 09/24/18	2,700,000	2,703,536
American Express Co.
7.00% due 03/19/18	5,571,000	5,583,923
1.55% due 05/22/18	2,619,000	2,615,705
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,395,616
2.50% due 07/19/18	2,100,000	2,102,428
1.76% due 10/19/18	1,305,000	1,298,953
PNC Bank North America
1.80% due 11/05/18	3,200,000	3,187,099
1.85% due 07/20/18	2,000,000	1,997,108
1.70% due 12/07/18	1,550,000	1,541,421
JPMorgan Chase & Co.
1.63% due 05/15/18	6,544,000	6,537,882
Santander UK plc
3.05% due 08/23/18	2,991,000	3,000,540
2.00% due 08/24/18	2,414,000	2,410,488
Lloyds Bank plc
1.75% due 05/14/18	2,500,000	2,498,379
2.30% due 11/27/18	1,852,000	1,858,823
Cooperatieve Rabobank UA
1.70% due 03/19/18	4,250,000	4,249,691
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,677,000	1,676,490
1.35% due 03/06/18	1,341,000	1,340,904
1.60% due 05/22/18	1,179,000	1,177,389
Capital One North America
2.35% due 08/17/18	3,854,000	3,852,032
MetLife, Inc.
6.82% due 08/15/18	3,556,000	3,624,408
Discover Bank
2.60% due 11/13/18	3,500,000	3,502,791
National Bank of Canada
2.10% due 12/14/18	3,300,000	3,291,577
US Bancorp
1.95% due 11/15/18	3,201,000	3,194,758
State Street Corp.
4.96% due 03/15/18	1,775,000	1,776,738
1.35% due 05/15/18	1,392,000	1,390,108
UBS AG
5.75% due 04/25/18	3,100,000	3,116,689
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,966,000	3,116,458
International Lease Finance Corp.
3.88% due 04/15/18	3,003,000	3,008,792
MUFG Union Bank North America
2.63% due 09/26/18	3,000,000	3,001,934
Barclays plc
2.00% due 03/16/18	3,000,000	3,001,359
Fifth Third Bank/Cincinnati OH
2.15% due 08/20/18	2,885,000	2,881,108

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Financial - 41.7% (continued)
Jefferies Group LLC
5.13% due 04/13/18	$2,590,000	$2,598,301
Regions Bank/Birmingham AL
2.25% due 09/14/18	2,600,000	2,597,865
Citizens Bank North America/Providence RI
2.30% due 12/03/18	2,600,000	2,595,092
Wells Fargo Bank North America
1.80% due 11/28/18	2,600,000	2,587,997
CBRE Services, Inc.
5.00% due 03/15/23	2,517,000	2,581,589
Huntington National Bank
2.20% due 11/06/18	2,525,000	2,519,688
Ares Capital Corp.
4.88% due 11/30/18	2,461,000	2,499,952
SunTrust Banks, Inc.
2.35% due 11/01/18	2,473,000	2,471,722
Svenska Handelsbanken AB
1.63% due 03/21/18	2,400,000	2,399,923
KeyCorp
2.30% due 12/13/18	2,324,000	2,319,816
Chubb Corp.
5.75% due 05/15/18	2,038,000	2,052,982
Branch Banking & Trust Co.
2.30% due 10/15/18	2,000,000	1,999,189
Capital One Bank USA North America
2.15% due 11/21/18	2,000,000	1,995,927
Travelers Companies, Inc.
5.80% due 05/15/18	1,836,000	1,849,901
Regions Bank
7.50% due 05/15/18	1,756,000	1,774,389
Bear Stearns Companies LLC
4.65% due 07/02/18	1,656,000	1,668,420
Associates Corporation of North America
6.95% due 11/01/18	1,456,000	1,498,200
Air Lease Corp.
2.63% due 09/04/18	1,394,000	1,394,839
Berkshire Hathaway, Inc.
1.15% due 08/15/18	1,390,000	1,384,057
BB&T Corp.
2.05% due 06/19/18	1,246,000	1,245,714
JPMorgan Chase Bank North America
1.45% due 09/21/18	1,200,000	1,194,527
Fifth Third Bancorp
4.50% due 06/01/18	1,187,000	1,193,994
Societe Generale S.A.
2.63% due 10/01/18	500,000	500,250

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Financial - 41.7% (continued)
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	$26,000	$26,041
Total Financial		351,866,828
Consumer, Non-cyclical - 17.7%
AbbVie, Inc.
1.80% due 05/14/18	10,005,000	9,999,197
2.00% due 11/06/18	3,213,000	3,203,513
CVS Health Corp.
1.90% due 07/20/18	7,506,000	7,495,788
2.25% due 12/05/18	3,862,000	3,852,196
Coca-Cola Co.
1.65% due 11/01/18	4,365,000	4,350,434
1.15% due 04/01/18	3,523,000	3,520,048
1.65% due 03/14/18	1,777,000	1,777,104
Allergan Funding SCS
2.35% due 03/12/18	9,161,000	9,162,948
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	8,951,000	9,014,845
Philip Morris International, Inc.
5.65% due 05/16/18	7,762,000	7,817,374
Kraft Heinz Foods Co.
2.00% due 07/02/18	4,604,000	4,600,714
6.13% due 08/23/18	3,088,000	3,143,152
PepsiCo, Inc.
5.00% due 06/01/18	5,740,000	5,779,736
1.25% due 04/30/18	1,375,000	1,373,246
Medtronic, Inc.
1.38% due 04/01/18	3,435,000	3,432,878
1.50% due 03/15/18	2,695,000	2,694,465
Pfizer, Inc.
1.20% due 06/01/18	3,448,000	3,441,609
1.50% due 06/15/18	1,772,000	1,768,983
UnitedHealth Group, Inc.
1.90% due 07/16/18	4,991,000	4,986,007
Johnson & Johnson
5.15% due 07/15/18	2,602,000	2,632,591
1.65% due 12/05/18	1,772,000	1,764,776
Reynolds American, Inc.
2.30% due 06/12/18	4,010,000	4,008,919
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	3,606,000	3,605,188
Gilead Sciences, Inc.
1.85% due 09/04/18	3,295,000	3,288,242
Aetna, Inc.
1.70% due 06/07/18	3,293,000	3,288,131
AstraZeneca plc
1.75% due 11/16/18	3,275,000	3,259,271
Altria Group, Inc.
9.70% due 11/10/18	2,755,000	2,892,544
Merck & Company, Inc.
1.30% due 05/18/18	2,795,000	2,790,106
Procter & Gamble Co.
1.60% due 11/15/18	2,729,000	2,717,371
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,172,000	2,175,864
Eli Lilly & Co.
1.25% due 03/01/18	2,162,000	2,162,000

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Consumer, Non-cyclical - 17.7% (continued)
Anthem, Inc.
2.30% due 07/15/18	$2,087,000	$2,087,251
Anheuser-Busch InBev Worldwide, Inc.
2.20% due 08/01/18	2,068,000	2,067,886
Mylan, Inc.
2.60% due 06/24/18	1,871,000	1,871,339
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,847,000	1,851,137
Cardinal Health, Inc.
1.95% due 06/15/18	1,719,000	1,717,563
Boston Scientific Corp.
2.65% due 10/01/18	1,713,000	1,717,047
Danaher Corp.
1.65% due 09/15/18[1]	1,704,000	1,697,324
Total System Services, Inc.
2.38% due 06/01/18	1,538,000	1,537,854
Amgen, Inc.
6.15% due 06/01/18	1,445,000	1,458,951
Diageo Capital plc
1.13% due 04/29/18	1,427,000	1,424,771
Stryker Corp.
1.30% due 04/01/18	1,313,000	1,312,220
McKesson Corp.
1.40% due 03/15/18	1,308,000	1,307,698
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	1,100,000	1,099,602
Abbott Laboratories
2.00% due 09/15/18	931,000	928,185
Pharmacia LLC
6.50% due 12/01/18	850,000	876,518
Total Consumer, Non-cyclical		148,954,586
Energy - 7.4%
Chevron Corp.
1.72% due 06/24/18	6,586,000	6,577,576
1.37% due 03/02/18	4,765,000	4,765,000
1.79% due 11/16/18	3,943,000	3,931,814
Shell International Finance BV
1.90% due 08/10/18	4,425,000	4,414,059
1.63% due 11/10/18	4,078,000	4,056,142
2.00% due 11/15/18	3,760,000	3,751,397
Exxon Mobil Corp.
1.31% due 03/06/18	5,042,000	5,041,151
1.44% due 03/01/18	2,786,000	2,786,000
BP Capital Markets plc
1.38% due 05/10/18	4,039,000	4,030,228
2.24% due 09/26/18	2,836,000	2,834,470
Energy Transfer Partners, LP
6.70% due 07/01/18	2,032,000	2,057,959
2.50% due 06/15/18	2,047,000	2,046,368
Total Capital S.A.
2.13% due 08/10/18	3,037,000	3,035,848
Enterprise Products Operating LLC
1.65% due 05/07/18	2,575,000	2,572,839
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,498,000	2,544,666
MPLX, LP
5.50% due 02/15/23	2,322,000	2,382,458

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Energy - 7.4% (continued)
Marathon Petroleum Corp.
2.70% due 12/14/18	$1,753,000	$1,758,001
Spectra Energy Partners, LP
2.95% due 09/25/18	1,443,000	1,446,572
Spectra Energy Capital LLC
6.20% due 04/15/18	1,391,000	1,396,871
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.25% due 10/15/22	1,195,000	1,253,256
Total Energy		62,682,675
Consumer, Cyclical - 7.3%
Ford Motor Credit Company LLC
5.00% due 05/15/18	6,007,000	6,038,639
2.24% due 06/15/18	3,500,000	3,498,429
2.88% due 10/01/18	3,250,000	3,257,036
2.55% due 10/05/18	3,000,000	2,999,183
Toyota Motor Credit Corp.
2.00% due 10/24/18	4,575,000	4,573,518
1.55% due 07/13/18	4,059,000	4,051,289
1.20% due 04/06/18[1]	2,795,000	2,792,999
American Honda Finance Corp.
2.13% due 10/10/18	3,302,000	3,296,140
1.60% due 07/13/18	2,280,000	2,275,610
1.50% due 03/13/18	2,207,000	2,206,842
McDonald's Corp.
5.35% due 03/01/18	3,029,000	3,029,000
2.10% due 12/07/18	2,432,000	2,427,109
General Motors Financial Company, Inc.
2.40% due 04/10/18	2,728,000	2,728,471
3.25% due 05/15/18	2,519,000	2,522,976
General Motors Co.
3.50% due 10/02/18	4,697,000	4,722,337
Walmart, Inc.
1.13% due 04/11/18	4,093,000	4,088,940
Home Depot, Inc.
2.25% due 09/10/18	3,736,000	3,737,311
Best Buy Company, Inc.
5.00% due 08/01/18	1,637,000	1,652,852
PACCAR Financial Corp.
1.45% due 03/09/18	1,359,000	1,358,906
Total Consumer, Cyclical		61,257,587
Technology - 6.9%
Apple, Inc.
1.00% due 05/03/18	12,576,000	12,553,934
Microsoft Corp.
1.30% due 11/03/18	6,035,000	5,996,423
1.63% due 12/06/18	3,772,000	3,758,207
Hewlett Packard Enterprise Co.
2.85% due 10/05/18	8,316,000	8,332,826
Oracle Corp.
5.75% due 04/15/18	7,557,000	7,586,081
International Business Machines Corp.
7.63% due 10/15/18	5,450,000	5,627,115
QUALCOMM, Inc.
1.40% due 05/18/18	3,754,000	3,748,159
Seagate HDD Cayman
3.75% due 11/15/18	2,666,000	2,692,460

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Technology - 6.9% (continued)
Fidelity National Information Services, Inc.
2.85% due 10/15/18	$2,472,000	$2,476,284
Altera Corp.
2.50% due 11/15/18	1,664,000	1,665,095
Texas Instruments, Inc.
1.00% due 05/01/18	1,561,000	1,558,375
Maxim Integrated Products, Inc.
2.50% due 11/15/18	1,445,000	1,443,702
Xerox Corp.
6.35% due 05/15/18	833,000	839,112
Total Technology		58,277,773
Industrial - 5.5%
General Electric Co.
5.63% due 05/01/18	8,520,000	8,566,734
1.63% due 04/02/18	3,298,000	3,296,451
John Deere Capital Corp.
1.95% due 12/13/18	2,901,000	2,895,315
5.75% due 09/10/18	2,257,000	2,296,966
1.75% due 08/10/18	1,608,000	1,605,334
1.60% due 07/13/18	1,467,000	1,464,911
5.35% due 04/03/18	1,247,000	1,250,593
Caterpillar Financial Services Corp.
1.80% due 11/13/18	1,887,000	1,880,647
5.45% due 04/15/18	1,714,000	1,720,461
1.70% due 06/16/18	1,470,000	1,467,903
7.05% due 10/01/18	1,165,000	1,196,615
Northrop Grumman Corp.
1.75% due 06/01/18	2,664,000	2,661,682
Roper Technologies, Inc.
2.05% due 10/01/18	2,490,000	2,484,100
Republic Services, Inc.
3.80% due 05/15/18	2,283,000	2,289,527
Lockheed Martin Corp.
1.85% due 11/23/18	2,108,000	2,102,130
Norfolk Southern Corp.
5.75% due 04/01/18	2,086,000	2,090,820
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,926,000	1,965,425
Stanley Black & Decker, Inc.
2.45% due 11/17/18	1,939,000	1,934,082
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,847,000	1,849,792
Harris Corp.
2.00% due 04/27/18	1,439,000	1,438,433
Total Industrial		46,457,921
Communications - 5.3%
AT&T, Inc.
2.38% due 11/27/18	5,080,000	5,081,364
5.60% due 05/15/18	3,038,000	3,058,072
Time Warner Cable LLC
6.75% due 07/01/18	6,061,000	6,142,396
Cisco Systems, Inc.
1.65% due 06/15/18	5,073,000	5,066,019
Rogers Communications, Inc.
6.80% due 08/15/18	4,054,000	4,131,209

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Communications - 5.3% (continued)
Telefonica Emisiones SAU
3.19% due 04/27/18	$3,925,000	$3,929,992
Comcast Corp.
5.70% due 05/15/18	3,317,000	3,339,465
Deutsche Telekom International Finance BV
6.75% due 08/20/18	2,750,000	2,804,773
Telecom Italia Capital S.A.
7.00% due 06/04/18	2,297,000	2,329,273
eBay, Inc.
2.50% due 03/09/18	2,240,000	2,240,440
Historic TW, Inc.
6.88% due 06/15/18	2,043,000	2,067,604
Vodafone Group plc
4.63% due 07/15/18	1,963,000	1,979,992
Walt Disney Co.
1.50% due 09/17/18[1]	1,677,000	1,671,071
Expedia, Inc.
7.46% due 08/15/18	961,000	982,468
Total Communications		44,824,138
Utilities - 3.8%
Dominion Energy, Inc.
6.40% due 06/15/18	1,880,000	1,901,615
1.90% due 06/15/18	1,361,000	1,359,638
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,670,000	1,673,979
7.13% due 12/01/18	1,436,000	1,484,230
Southern Co.
2.45% due 09/01/18	1,621,000	1,620,812
1.55% due 07/01/18	1,428,000	1,424,493
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	2,212,000	2,218,396
Commonwealth Edison Co.
5.80% due 03/15/18	1,913,000	1,915,784
Georgia Power Co.
1.95% due 12/01/18	1,913,000	1,904,681
Duke Energy Florida LLC
5.65% due 06/15/18	1,780,000	1,797,768
Nevada Power Co.
6.50% due 08/01/18	1,766,000	1,796,737
Duke Energy Corp.
2.10% due 06/15/18	1,734,000	1,732,794
Virginia Electric & Power Co.
5.40% due 04/30/18	1,625,000	1,633,299
NextEra Energy Capital Holdings, Inc.
1.65% due 09/01/18	1,596,000	1,587,576
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,534,000	1,565,979
Sempra Energy
6.15% due 06/15/18	1,548,000	1,564,858
PacifiCorp
5.65% due 07/15/18	1,439,000	1,456,283
Duke Energy Carolinas LLC
7.00% due 11/15/18	1,328,000	1,369,371
PECO Energy Co.
5.35% due 03/01/18	1,316,000	1,316,000

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 96.5% (continued)
Utilities - 3.8% (continued)
TransAlta Corp.
6.90% due 05/15/18	$1,106,000	$1,115,292
Total Utilities		32,439,585
Basic Materials - 0.9%
EI du Pont de Nemours & Co.
6.00% due 07/15/18	4,073,000	4,128,529
Nucor Corp.
5.85% due 06/01/18	1,789,000	1,802,496
Goldcorp, Inc.
2.13% due 03/15/18	1,468,000	1,467,997
Total Basic Materials		7,399,022
Total Corporate Bonds
(Cost $815,361,718)		814,160,115

SECURITIES LENDING COLLATERAL††,2 - 0.5%
Repurchase Agreements
Citigroup Global Markets, Inc.	959,769	959,769
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	959,769	959,769
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	959,769	959,769
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	959,769	959,769
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	284,354	284,354
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $4,123,430)		4,123,430
Total Investments - 97.0%
(Cost $819,485,148)		$818,283,545
Other Assets & Liabilities, net - 3.0%		25,087,002
Total Net Assets - 100.0%		$843,370,547

††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
2	Securities lending collateral — See Note 4.
plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$814,160,115	$—	$814,160,115
Securities Lending Collateral	—	4,123,430	—	4,123,430
Total Assets	$—	$818,283,545	$—	$818,283,545

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 42.9%
Morgan Stanley
5.63% due 09/23/19	$9,400,000	$9,800,540
7.30% due 05/13/19	8,564,000	9,014,404
2.38% due 07/23/19	6,583,000	6,553,950
2.45% due 02/01/19	5,236,000	5,222,207
2.50% due 01/24/19	5,143,000	5,138,547
Goldman Sachs Group, Inc.
7.50% due 02/15/19	8,242,000	8,607,949
2.63% due 01/31/19	6,825,000	6,828,266
2.55% due 10/23/19	6,516,000	6,489,850
2.30% due 12/13/19	5,761,000	5,713,980
2.00% due 04/25/19	2,191,000	2,176,648
1.95% due 07/23/19	1,575,000	1,561,054
Bank of America Corp.
2.60% due 01/15/19	10,279,000	10,283,860
7.63% due 06/01/19	7,665,000	8,123,190
2.65% due 04/01/19	6,889,000	6,894,247
5.49% due 03/15/19	1,100,000	1,130,122
JPMorgan Chase & Co.
6.30% due 04/23/19	8,239,000	8,588,604
2.20% due 10/22/19	5,505,000	5,457,749
2.35% due 01/28/19	3,766,000	3,762,293
1.85% due 03/22/19	2,943,000	2,925,644
Citigroup, Inc.
2.55% due 04/08/19	4,738,000	4,733,237
2.50% due 07/29/19	4,407,000	4,391,926
8.50% due 05/22/19	3,579,000	3,826,441
2.05% due 06/07/19	2,721,000	2,698,833
Royal Bank of Canada
2.20% due 09/23/19	5,231,000	5,208,131
1.50% due 07/29/19	3,935,000	3,876,165
1.63% due 04/15/19	3,669,000	3,638,292
2.15% due 03/15/19	2,682,000	2,669,361
Toronto-Dominion Bank
1.95% due 01/22/19	4,191,000	4,168,641
2.13% due 07/02/19	3,964,000	3,940,915
2.25% due 11/05/19	3,123,000	3,103,391
1.45% due 08/13/19	3,043,000	2,993,553
American Express Credit Corp.
2.25% due 08/15/19	4,325,000	4,300,441
1.88% due 05/03/19	4,038,000	4,003,796
2.13% due 03/18/19	3,643,000	3,627,938
1.70% due 10/30/19	2,074,000	2,039,820
Bank of Nova Scotia
1.65% due 06/14/19	4,357,000	4,305,617
2.13% due 09/11/19	4,000,000	3,978,087
2.05% due 06/05/19	2,838,000	2,819,141
1.95% due 01/15/19	2,604,000	2,592,580
Credit Suisse AG NY
2.30% due 05/28/19	7,300,000	7,262,488
5.30% due 08/13/19	5,750,000	5,951,248
Wells Fargo Bank North America
1.75% due 05/24/19	6,700,000	6,630,873
2.15% due 12/06/19	6,500,000	6,441,911

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 42.9% (continued)
PNC Bank North America
2.20% due 01/28/19	$3,350,000	$3,340,817
1.45% due 07/29/19	2,700,000	2,649,817
2.25% due 07/02/19	2,600,000	2,584,901
1.95% due 03/04/19	2,500,000	2,485,804
Bank of New York Mellon Corp.
2.10% due 01/15/19	3,081,000	3,070,098
2.30% due 09/11/19	2,817,000	2,799,345
2.20% due 05/15/19	2,290,000	2,284,139
2.20% due 03/04/19	1,635,000	1,628,651
5.45% due 05/15/19	1,045,000	1,080,306
Bank of Montreal
1.50% due 07/18/19	4,140,000	4,075,377
2.38% due 01/25/19	3,507,000	3,502,986
2.10% due 12/12/19	2,829,000	2,797,502
Deutsche Bank AG
2.50% due 02/13/19	5,948,000	5,924,390
2.85% due 05/10/19	4,257,000	4,251,366
Svenska Handelsbanken AB
2.50% due 01/25/19	4,000,000	3,998,708
1.50% due 09/06/19	2,700,000	2,656,063
2.25% due 06/17/19	2,600,000	2,585,713
Wells Fargo & Co.
2.13% due 04/22/19	4,855,000	4,827,938
2.15% due 01/15/19	4,006,000	3,993,311
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,497,526
2.25% due 07/11/19	2,500,000	2,486,214
2.05% due 01/18/19	1,900,000	1,890,777
1.97% due 01/11/19	1,500,000	1,491,873
Santander UK plc
2.50% due 03/14/19	4,258,000	4,253,687
2.35% due 09/10/19	3,313,000	3,294,765
International Lease Finance Corp.
6.25% due 05/15/19	4,468,000	4,635,834
5.88% due 04/01/19	2,668,000	2,755,353
US Bank North America/Cincinnati OH
2.13% due 10/28/19	4,025,000	3,991,757
1.40% due 04/26/19	3,400,000	3,358,690
Cooperatieve Rabobank UA
2.25% due 01/14/19	4,750,000	4,738,563
1.38% due 08/09/19	2,400,000	2,352,878
UBS AG/Stamford CT
2.38% due 08/14/19	6,650,000	6,610,736
Fifth Third Bank/Cincinnati OH
2.30% due 03/15/19	2,100,000	2,095,340
2.38% due 04/25/19	2,000,000	1,992,884
1.63% due 09/27/19	2,000,000	1,965,660
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	3,288,000	3,265,218
1.30% due 08/15/19	2,599,000	2,560,752
KeyBank North America/Cleveland OH
2.35% due 03/08/19	2,490,000	2,483,923
2.50% due 12/15/19	1,900,000	1,890,661
1.60% due 08/22/19	1,395,000	1,373,214

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 42.9% (continued)
Synchrony Financial
3.00% due 08/15/19	$2,919,000	$2,921,508
2.60% due 01/15/19	2,670,000	2,666,029
Capital One North America
1.85% due 09/13/19	3,155,000	3,105,232
2.40% due 09/05/19	2,400,000	2,383,224
Barclays plc
2.75% due 11/08/19	5,250,000	5,222,579
BB&T Corp.
2.25% due 02/01/19	2,415,000	2,407,939
5.25% due 11/01/19	1,631,000	1,694,750
6.85% due 04/30/19	940,000	984,890
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,496,357
2.25% due 07/25/19	2,243,000	2,230,573
Citizens Bank North America/Providence RI
2.50% due 03/14/19	2,300,000	2,297,079
2.45% due 12/04/19	1,900,000	1,885,177
HSBC USA, Inc.
2.38% due 11/13/19	2,400,000	2,383,269
2.25% due 06/23/19	1,750,000	1,742,020
Citibank North America
2.00% due 03/20/19	3,840,000	3,814,909
Branch Banking & Trust Co.
1.45% due 05/10/19	3,700,000	3,651,243
BPCE S.A.
2.50% due 07/15/19	3,450,000	3,437,069
US Bancorp
2.20% due 04/25/19	3,240,000	3,227,107
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75% due 05/15/19	3,180,000	3,209,851
American Tower Corp.
3.40% due 02/15/19	2,891,000	2,905,641
BlackRock, Inc.
5.00% due 12/10/19	2,650,000	2,764,025
JPMorgan Chase Bank North America
1.65% due 09/23/19	2,800,000	2,760,425
Santander Holdings USA, Inc.
2.70% due 05/24/19	2,756,000	2,752,460
Simon Property Group, LP
2.20% due 02/01/19	2,753,000	2,745,069
MetLife, Inc.
7.72% due 02/15/19	2,490,000	2,610,026
Berkshire Hathaway, Inc.
2.10% due 08/14/19	2,608,000	2,594,578
Canadian Imperial Bank of Commerce
1.60% due 09/06/19	2,619,000	2,576,210
Nomura Holdings, Inc.
2.75% due 03/19/19	2,479,000	2,480,074
American International Group, Inc.
2.30% due 07/16/19	2,473,000	2,456,461
Jefferies Group LLC
8.50% due 07/15/19	2,118,000	2,271,977

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 42.9% (continued)
BNP Paribas S.A.
2.45% due 03/17/19	$2,172,000	$2,168,861
Capital One Financial Corp.
2.45% due 04/24/19	2,175,000	2,167,416
SunTrust Banks, Inc.
2.50% due 05/01/19	2,149,000	2,145,533
National City Corp.
6.88% due 05/15/19	1,900,000	1,991,062
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	1,987,190
Boston Properties, LP
5.88% due 10/15/19	1,891,000	1,974,748
Air Lease Corp.
3.38% due 01/15/19	1,936,000	1,946,289
PNC Financial Services Group, Inc.
6.70% due 06/10/19	1,840,000	1,933,260
American Express Co.
8.13% due 05/20/19	1,773,000	1,889,074
Skandinaviska Enskilda Banken AB
1.50% due 09/13/19	1,834,000	1,801,849
Prudential Financial, Inc.
7.38% due 06/15/19	1,698,000	1,799,813
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,700,000	1,791,895
Welltower, Inc.
4.13% due 04/01/19	1,723,000	1,742,361
Weyerhaeuser Co.
7.38% due 10/01/19	1,584,000	1,697,246
Fifth Third Bancorp
2.30% due 03/01/19	1,595,000	1,591,442
Chubb INA Holdings, Inc.
5.90% due 06/15/19	1,523,000	1,585,672
TD Ameritrade Holding Corp.
5.60% due 12/01/19	1,495,000	1,571,158
Barclays Bank plc
6.75% due 05/22/19	1,400,000	1,468,178
Travelers Companies, Inc.
5.90% due 06/02/19	1,373,000	1,427,849
Huntington National Bank
2.20% due 04/01/19	1,400,000	1,392,917
MUFG Union Bank North America
2.25% due 05/06/19	1,400,000	1,391,460
Mastercard, Inc.
2.00% due 04/01/19	1,176,000	1,170,881

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 42.9% (continued)
MPT Operating Partnership Limited Partnership / MPT Finance Corp.
6.38% due 03/01/24	$890,000	$941,175
Total Financial		456,254,547
Consumer, Non-cyclical - 16.7%
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	11,034,000	10,968,077
2.15% due 02/01/19	3,352,000	3,338,034
Abbott Laboratories
2.35% due 11/22/19	7,788,000	7,750,017
5.13% due 04/01/19	2,684,000	2,752,173
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	6,734,000	7,016,037
6.88% due 11/15/19	2,877,000	3,072,611
Pfizer, Inc.
2.10% due 05/15/19	3,950,000	3,932,777
1.70% due 12/15/19	2,727,000	2,691,344
1.45% due 06/03/19	2,187,000	2,159,984
Shire Acquisitions Investments Ireland DAC
1.90% due 09/23/19	8,582,000	8,451,937
PepsiCo, Inc.
1.35% due 10/04/19	2,263,000	2,223,528
2.25% due 01/07/19	2,125,000	2,123,516
1.55% due 05/02/19	2,126,000	2,107,214
1.50% due 02/22/19	1,834,000	1,818,922
Novartis Securities Investment Ltd.
5.13% due 02/10/19	7,925,000	8,112,808
Amgen, Inc.
2.20% due 05/22/19	3,613,000	3,596,420
5.70% due 02/01/19	2,558,000	2,629,658
1.90% due 05/10/19	1,818,000	1,803,889
Unilever Capital Corp.
2.20% due 03/06/19	4,500,000	4,487,012
4.80% due 02/15/19	2,200,000	2,245,007
HCA, Inc.
3.75% due 03/15/19	3,669,000	3,701,214
4.25% due 10/15/19	1,609,000	1,633,135
UnitedHealth Group, Inc.
2.30% due 12/15/19	2,837,000	2,825,651
1.70% due 02/15/19	1,306,000	1,296,135
1.63% due 03/15/19	1,020,000	1,010,293
Becton Dickinson and Co.
2.68% due 12/15/19	2,909,000	2,899,535
2.13% due 06/06/19	2,126,000	2,109,346
Philip Morris International, Inc.
1.88% due 01/15/19	2,073,000	2,060,744
1.63% due 02/21/19	1,815,000	1,798,596
1.38% due 02/25/19	1,083,000	1,070,105
General Mills, Inc.
5.65% due 02/15/19	2,825,000	2,904,062
2.20% due 10/21/19	1,621,000	1,608,475

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 16.7% (continued)
Johnson & Johnson
1.88% due 12/05/19	$2,773,000	$2,750,729
1.13% due 03/01/19	1,731,000	1,712,347
Altria Group, Inc.
9.25% due 08/06/19	3,317,000	3,619,596
Bristol-Myers Squibb Co.
1.60% due 02/27/19	2,147,000	2,129,354
1.75% due 03/01/19	1,290,000	1,280,743
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	3,293,000	3,396,467
McKesson Corp.
2.28% due 03/15/19	2,920,000	2,911,853
Express Scripts Holding Co.
2.25% due 06/15/19	2,909,000	2,887,861
Coca-Cola Co.
1.38% due 05/30/19	2,841,000	2,806,530
AstraZeneca plc
1.95% due 09/18/19	2,821,000	2,790,964
Kroger Co.
1.50% due 09/30/19	1,498,000	1,470,205
2.30% due 01/15/19	1,257,000	1,254,151
Medtronic Global Holdings SCA
1.70% due 03/28/19	2,648,000	2,626,097
Cardinal Health, Inc.
1.95% due 06/14/19	2,648,000	2,623,392
Mylan N.V.
2.50% due 06/07/19	2,481,000	2,466,715
Tyson Foods, Inc.
2.65% due 08/15/19	2,354,000	2,348,200
Stryker Corp.
2.00% due 03/08/19	2,191,000	2,178,421
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	2,148,000	2,144,873
Reynolds American, Inc.
8.13% due 06/23/19	1,966,000	2,099,306
Procter & Gamble Co.
1.90% due 11/01/19	2,068,000	2,051,114
Anthem, Inc.
2.25% due 08/15/19	1,947,000	1,933,225
CVS Health Corp.
2.25% due 08/12/19	1,947,000	1,931,143
Molson Coors Brewing Co.
1.45% due 07/15/19	1,836,000	1,804,540
Mead Johnson Nutrition Co.
4.90% due 11/01/19	1,732,000	1,790,259
Sysco Corp.
1.90% due 04/01/19	1,637,000	1,624,675
Princeton University
4.95% due 03/01/19	1,585,000	1,624,119
Eli Lilly & Co.
1.95% due 03/15/19	1,603,000	1,594,829
Kellogg Co.
4.15% due 11/15/19	1,484,000	1,524,560
Allergan Funding SCS
2.45% due 06/15/19	1,509,000	1,502,994
Mylan, Inc.
2.55% due 03/28/19	1,498,000	1,493,340
Celgene Corp.
2.25% due 05/15/19	1,419,000	1,411,831

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 16.7% (continued)
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	$1,075,000	$1,108,350
Colgate-Palmolive Co.
1.75% due 03/15/19	1,106,000	1,100,687
Gilead Sciences, Inc.
2.05% due 04/01/19	1,071,000	1,066,800
Total Consumer, Non-cyclical		177,258,526
Communications - 8.4%
Cisco Systems, Inc.
4.95% due 02/15/19	5,219,000	5,341,397
2.13% due 03/01/19	4,521,000	4,507,964
1.40% due 09/20/19	3,920,000	3,855,892
1.60% due 02/28/19	2,745,000	2,723,657
AT&T, Inc.
5.80% due 02/15/19	6,188,000	6,369,210
2.30% due 03/11/19	4,791,000	4,783,009
5.88% due 10/01/19	2,572,000	2,696,710
Orange S.A.
5.38% due 07/08/19	3,436,000	3,553,945
1.63% due 11/03/19	3,268,000	3,207,166
2.75% due 02/06/19	2,155,000	2,158,004
Time Warner Cable LLC
8.25% due 04/01/19	5,007,000	5,286,721
8.75% due 02/14/19	3,341,000	3,521,556
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,714,000	5,928,275
Walt Disney Co.
1.85% due 05/30/19	2,274,000	2,260,092
5.50% due 03/15/19	1,182,000	1,217,197
0.88% due 07/12/19	1,083,000	1,059,802
eBay, Inc.
2.20% due 08/01/19	3,571,000	3,547,132
Vodafone Group plc
5.45% due 06/10/19	3,331,000	3,443,978
Telefonica Emisiones SAU
5.88% due 07/15/19	2,621,000	2,728,660
Amazon.com, Inc.
2.60% due 12/05/19	2,265,000	2,266,402
Telecom Italia Capital S.A.
7.18% due 06/18/19	2,111,000	2,222,820
British Telecommunications plc
2.35% due 02/14/19	2,000,000	1,995,357
Comcast Corp.
5.70% due 07/01/19	1,673,000	1,739,928
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,650,000	1,723,436
Thomson Reuters Corp.
4.70% due 10/15/19	1,578,000	1,629,065
21st Century Fox America, Inc.
6.90% due 03/01/19	1,522,000	1,586,361
Time Warner, Inc.
2.10% due 06/01/19	1,422,000	1,414,100
CBS Corp.
2.30% due 08/15/19	1,173,000	1,167,486
Discovery Communications LLC
5.63% due 08/15/19	1,011,000	1,050,985
Verizon Communications, Inc.
2.95% due 03/15/22	1,027,000	1,013,956

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 8.4% (continued)
Viacom, Inc.
5.63% due 09/15/19	$871,000	$907,124
Omnicom Group, Inc.
6.25% due 07/15/19	848,000	887,201
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	870,000	866,649
America Movil SAB de CV
5.00% due 10/16/19	800,000	828,862
Total Communications		89,490,099
Energy - 8.3%
Shell International Finance BV
4.30% due 09/22/19	4,984,000	5,112,598
1.38% due 05/10/19	4,785,000	4,719,729
1.38% due 09/12/19	2,952,000	2,902,671
Chevron Corp.
4.95% due 03/03/19	4,372,000	4,476,059
1.56% due 05/16/19	3,595,000	3,561,799
2.19% due 11/15/19	1,924,000	1,913,592
1.69% due 02/28/19	1,405,000	1,394,620
Exxon Mobil Corp.
1.82% due 03/15/19	4,427,000	4,401,025
1.71% due 03/01/19	3,261,000	3,241,649
BP Capital Markets plc
2.24% due 05/10/19	3,049,000	3,037,376
4.75% due 03/10/19	2,227,000	2,277,801
1.68% due 05/03/19	2,168,000	2,148,077
Total Capital International S.A.
2.10% due 06/19/19	2,597,000	2,580,873
2.13% due 01/10/19	2,068,000	2,062,293
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	2,501,000	2,497,129
9.00% due 02/01/19	1,850,000	1,952,952
Kinder Morgan, Inc.
3.05% due 12/01/19	4,092,000	4,096,083
Enterprise Products Operating LLC
2.55% due 10/15/19	2,064,000	2,055,220
6.50% due 01/31/19	1,776,000	1,836,228
Cenovus Energy, Inc.
5.70% due 10/15/19	3,354,000	3,482,060
EOG Resources, Inc.
5.63% due 06/01/19	2,577,000	2,666,042
Valero Energy Corp.
9.38% due 03/15/19	2,482,000	2,649,858
Antero Resources Corp.
5.13% due 12/01/22	2,110,000	2,139,012
5.63% due 06/01/23	494,000	508,820
Husky Energy, Inc.
7.25% due 12/15/19	2,363,000	2,535,847
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	2,118,000	2,186,941
EQT Corp.
8.13% due 06/01/19	1,926,000	2,045,813

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 8.3% (continued)
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	$1,922,000	$2,009,978
ONEOK Partners, LP
8.63% due 03/01/19	1,755,000	1,853,335
Encana Corp.
6.50% due 05/15/19	1,603,000	1,671,423
Anadarko Petroleum Corp.
8.70% due 03/15/19	1,572,000	1,664,271
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
2.60% due 12/15/19	1,603,000	1,587,106
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,527,000	1,584,577
Enbridge Energy Partners, LP
9.88% due 03/01/19	1,163,000	1,243,099
Magellan Midstream Partners, LP
6.55% due 07/15/19	1,141,000	1,197,223
Murphy Oil Corp.
6.88% due 08/15/24	576,000	607,035
Total Energy		87,900,214
Consumer, Cyclical - 6.7%
Toyota Motor Credit Corp.
2.13% due 07/18/19	3,507,000	3,486,919
1.70% due 02/19/19	3,361,000	3,335,780
2.10% due 01/17/19	3,074,000	3,066,664
1.40% due 05/20/19	2,391,000	2,361,187
1.70% due 01/09/19	2,182,000	2,168,580
1.55% due 10/18/19	2,191,000	2,160,629
Ford Motor Credit Company LLC
2.60% due 11/04/19	3,300,000	3,280,926
2.94% due 01/08/19	3,150,000	3,157,780
2.38% due 03/12/19	3,150,000	3,136,382
2.02% due 05/03/19	3,000,000	2,973,267
1.90% due 08/12/19	1,800,000	1,773,874
2.26% due 03/28/19	1,500,000	1,488,930
General Motors Financial Company, Inc.
3.10% due 01/15/19	4,342,000	4,354,487
2.40% due 05/09/19	3,495,000	3,480,433
3.50% due 07/10/19	2,253,000	2,267,719
2.35% due 10/04/19	2,085,000	2,064,040
American Honda Finance Corp.
2.25% due 08/15/19	2,977,000	2,961,145
1.20% due 07/12/19	2,837,000	2,786,051
1.70% due 02/22/19	2,389,000	2,371,701
Costco Wholesale Corp.
1.70% due 12/15/19	3,904,000	3,838,845
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	3,727,000	3,714,749
DR Horton, Inc.
3.75% due 03/01/19	3,328,000	3,355,952
Home Depot, Inc.
2.00% due 06/15/19	3,022,000	3,007,138
Target Corp.
2.30% due 06/26/19	2,577,000	2,572,172

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Cyclical - 6.7% (continued)
Marriott International, Inc.
3.00% due 03/01/19	$1,440,000	$1,443,933
PACCAR Financial Corp.
1.30% due 05/10/19	504,000	497,533
Total Consumer, Cyclical		71,106,816
Industrial - 5.7%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	2,982,000	3,111,211
1.35% due 05/18/19	2,275,000	2,242,256
2.10% due 06/09/19	1,849,000	1,842,409
1.90% due 03/22/19	1,714,000	1,705,969
2.25% due 12/01/19	1,372,000	1,363,432
John Deere Capital Corp.
1.95% due 01/08/19	1,861,000	1,856,375
2.30% due 09/16/19	1,626,000	1,620,434
2.25% due 04/17/19	1,424,000	1,421,343
1.25% due 10/09/19	993,000	972,368
General Electric Co.
6.00% due 08/07/19	3,494,000	3,652,284
Illinois Tool Works, Inc.
1.95% due 03/01/19	1,829,000	1,820,547
6.25% due 04/01/19	1,653,000	1,716,419
Honeywell International, Inc.
1.40% due 10/30/19	3,597,000	3,529,585
Lockheed Martin Corp.
4.25% due 11/15/19	2,673,000	2,746,592
L3 Technologies, Inc.
5.20% due 10/15/19	2,591,000	2,684,282
United Parcel Service, Inc.
5.13% due 04/01/19	2,586,000	2,656,422
Deere & Co.
4.38% due 10/16/19	2,179,000	2,244,541
FedEx Corp.
8.00% due 01/15/19	2,139,000	2,240,709
3M Co.
1.63% due 06/15/19[1]	2,182,000	2,165,637
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	2,009,000	2,075,873
Boeing Co.
6.00% due 03/15/19	1,868,000	1,933,151
Amphenol Corp.
2.55% due 01/30/19	1,865,000	1,865,515
United Technologies Corp.
1.50% due 11/01/19	1,735,000	1,701,784
Canadian National Railway Co.
5.55% due 03/01/19	1,594,000	1,643,492
Republic Services, Inc.
5.50% due 09/15/19	1,572,000	1,639,787
Roper Technologies, Inc.
6.25% due 09/01/19	1,526,000	1,604,166
Norfolk Southern Corp.
5.90% due 06/15/19	1,494,000	1,556,204
Emerson Electric Co.
4.88% due 10/15/19	1,373,000	1,421,386
Boeing Capital Corp.
4.70% due 10/27/19	1,363,000	1,412,669

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Industrial - 5.7% (continued)
Northrop Grumman Corp.
5.05% due 08/01/19	$1,302,000	$1,348,217
Keysight Technologies, Inc.
3.30% due 10/30/19	975,000	978,399
Arconic, Inc.
5.72% due 02/23/19	505,000	523,309
Total Industrial		61,296,767
Technology - 5.5%
Oracle Corp.
2.25% due 10/08/19	5,653,000	5,636,439
5.00% due 07/08/19	4,925,000	5,086,447
2.38% due 01/15/19	4,013,000	4,009,502
Apple, Inc.
2.10% due 05/06/19	5,503,000	5,483,862
1.10% due 08/02/19	2,944,000	2,891,739
1.70% due 02/22/19	2,660,000	2,644,047
1.55% due 02/08/19	1,306,000	1,296,358
International Business Machines Corp.
1.80% due 05/17/19	5,300,000	5,255,023
8.38% due 11/01/19	1,946,000	2,127,251
1.88% due 05/15/19	1,900,000	1,889,616
1.95% due 02/12/19[1]	1,800,000	1,792,026
Microsoft Corp.
1.10% due 08/08/19	6,847,000	6,727,325
4.20% due 06/01/19	2,869,000	2,931,369
QUALCOMM, Inc.
1.85% due 05/20/19	3,318,000	3,288,607
Xerox Corp.
5.63% due 12/15/19	1,797,000	1,876,363
2.75% due 03/15/19	567,000	565,911
CA, Inc.
5.38% due 12/01/19	2,169,000	2,259,035
Texas Instruments, Inc.
1.65% due 08/03/19	1,622,000	1,603,862
Xilinx, Inc.
2.13% due 03/15/19	1,515,000	1,508,802
Total Technology		58,873,584
Utilities - 2.6%
Dominion Energy, Inc.
2.50% due 12/01/19	1,950,000	1,934,631
1.60% due 08/15/19	1,416,000	1,392,580
5.20% due 08/15/19	1,195,000	1,235,204
Sempra Energy
9.80% due 02/15/19	1,493,000	1,591,590
1.63% due 10/07/19	1,416,000	1,390,612
Southern Co.
1.85% due 07/01/19	2,741,000	2,711,300
Exelon Generation Company LLC
5.20% due 10/01/19	1,670,000	1,731,468
Arizona Public Service Co.
8.75% due 03/01/19	1,633,000	1,729,775
Southern Power Co.
1.95% due 12/15/19	1,736,000	1,710,510
Duke Energy Progress LLC
5.30% due 01/15/19	1,670,000	1,706,808
MidAmerican Energy Co.
2.40% due 03/15/19	1,425,000	1,422,307

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Utilities - 2.6% (continued)
Nevada Power Co.
7.13% due 03/15/19	$1,301,000	$1,361,499
NextEra Energy Capital Holdings, Inc.
2.30% due 04/01/19	1,317,000	1,312,904
Emera US Finance, LP
2.15% due 06/15/19	1,306,000	1,293,824
Duke Energy Corp.
5.05% due 09/15/19	1,227,000	1,269,356
Georgia Power Co.
4.25% due 12/01/19	1,201,000	1,233,594
Entergy Texas, Inc.
7.13% due 02/01/19	1,147,000	1,191,890
Consumers Energy Co.
6.70% due 09/15/19	1,101,000	1,165,792
Total Utilities		27,385,644
Basic Materials - 1.8%
Dow Chemical Co.
8.55% due 05/15/19	5,675,000	6,063,872
LyondellBasell Industries N.V.
5.00% due 04/15/19	4,800,000	4,894,134
Praxair, Inc.
4.50% due 08/15/19	1,978,000	2,034,782
Newmont Mining Corp.
5.13% due 10/01/19	1,726,000	1,783,093
Monsanto Co.
2.13% due 07/15/19	1,522,000	1,509,487
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,233,000	1,284,458
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,173,000	1,208,693
Agrium, Inc.
6.75% due 01/15/19	775,000	802,098
Total Basic Materials		19,580,617
Total Corporate Bonds
(Cost $1,056,864,990)		1,049,146,814

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.1%
Repurchase Agreements
Citigroup Global Markets, Inc.	$270,826	$270,826
issued 02/28/18 at 1.37%
due 03/01/18
Credit Suisse Securities (USA), LLC	270,826	270,826
issued 02/28/18 at 1.36%
due 03/01/18
Daiwa Capital Markets America	270,826	270,826
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	270,826	270,826
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	80,187	80,187
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $1,163,491)		1,163,491
Total Investments - 98.7%
(Cost $1,058,028,481)		$1,050,310,305
Other Assets & Liabilities, net - 1.3%		13,298,723
Total Net Assets - 100.0%		$1,063,609,028

††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$1,049,146,814	$—	$1,049,146,814
Securities Lending Collateral	—	1,163,491	—	1,163,491
Total Assets	$—	$1,050,310,305	$—	$1,050,310,305

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 41.3%
JPMorgan Chase & Co.
2.25% due 01/23/20	$10,663,000	$10,565,004
4.25% due 10/15/20	7,579,000	7,839,936
4.40% due 07/22/20	6,981,000	7,223,148
2.55% due 10/29/20	7,089,000	7,024,364
2.75% due 06/23/20	6,109,000	6,093,269
4.95% due 03/25/20	4,318,000	4,499,903
Goldman Sachs Group, Inc.
5.38% due 03/15/20	7,971,000	8,356,123
6.00% due 06/15/20	5,493,000	5,857,822
2.75% due 09/15/20	5,727,000	5,691,988
2.60% due 12/27/20	5,062,000	5,004,027
2.60% due 04/23/20	4,619,000	4,585,297
Morgan Stanley
5.50% due 01/26/20	7,350,000	7,696,519
2.65% due 01/27/20	7,034,000	7,014,208
2.80% due 06/16/20	6,758,000	6,740,302
5.50% due 07/24/20	5,450,000	5,769,790
Bank of America Corp.
5.63% due 07/01/20	8,500,000	9,019,788
2.63% due 10/19/20	6,384,000	6,326,801
2.25% due 04/21/20	5,629,000	5,562,252
2.15% due 11/09/20	2,892,000	2,832,906
Citigroup, Inc.
2.65% due 10/26/20	7,618,000	7,542,880
2.40% due 02/18/20	5,745,000	5,693,718
2.45% due 01/10/20	3,974,000	3,942,907
5.38% due 08/09/20	2,759,000	2,912,452
GE Capital International Funding Company Unlimited Co.
2.34% due 11/15/20	19,600,000	19,182,418
Wells Fargo & Co.
2.60% due 07/22/20	7,837,000	7,777,252
2.55% due 12/07/20	6,009,000	5,937,840
2.15% due 01/30/20	5,438,000	5,362,473
Royal Bank of Canada
1.88% due 02/05/20	6,809,000	6,717,227
2.35% due 10/30/20	4,410,000	4,362,858
2.13% due 03/02/20	4,225,000	4,172,735
2.15% due 03/06/20	2,421,000	2,392,061
American Express Credit Corp.
2.20% due 03/03/20	5,632,000	5,565,467
2.38% due 05/26/20	5,228,000	5,173,168
2.60% due 09/14/20	4,109,000	4,072,540
HSBC USA, Inc.
2.35% due 03/05/20	6,151,000	6,081,864
2.75% due 08/07/20	4,600,000	4,573,279
5.00% due 09/27/20	1,950,000	2,040,396
Bank of New York Mellon Corp.
2.15% due 02/24/20	3,634,000	3,594,072
2.60% due 08/17/20	3,169,000	3,147,312
2.45% due 11/27/20	2,235,000	2,207,127
4.60% due 01/15/20	1,149,000	1,187,166
Visa, Inc.
2.20% due 12/14/20	9,398,000	9,280,142
PNC Bank North America
2.45% due 11/05/20	4,230,000	4,178,251
2.00% due 05/19/20	2,720,000	2,671,672
2.60% due 07/21/20	2,000,000	1,987,472

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 41.3% (continued)
Credit Suisse AG NY
5.40% due 01/14/20	$4,045,000	$4,207,732
4.38% due 08/05/20	3,904,000	4,027,457
Toronto-Dominion Bank
2.50% due 12/14/20	7,239,000	7,173,590
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	4,700,000	4,661,548
2.45% due 10/20/20	2,100,000	2,075,043
BB&T Corp.
2.45% due 01/15/20	3,803,000	3,780,978
2.63% due 06/29/20	2,596,000	2,579,405
Citibank North America
2.10% due 06/12/20	5,700,000	5,597,963
Bank of Nova Scotia
2.15% due 07/14/20	2,853,000	2,810,873
2.35% due 10/21/20	2,742,000	2,707,438
Barclays Bank plc
5.14% due 10/14/20	2,970,000	3,084,398
5.13% due 01/08/20	2,185,000	2,267,345
PNC Financial Services Group, Inc.
5.13% due 02/08/20	2,976,000	3,101,211
4.38% due 08/11/20	2,004,000	2,072,674
Nomura Holdings, Inc.
6.70% due 03/04/20	4,079,000	4,374,760
Discover Bank
3.10% due 06/04/20	3,500,000	3,496,896
7.00% due 04/15/20	750,000	807,564
Capital One North America
2.35% due 01/31/20	4,300,000	4,250,681
Deutsche Bank AG NY
2.70% due 07/13/20	4,220,000	4,161,275
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	2,450,000	2,532,710
4.25% due 07/01/20	1,500,000	1,532,357
American International Group, Inc.
6.40% due 12/15/20	2,062,000	2,244,306
3.38% due 08/15/20	1,789,000	1,803,787
American Tower Corp.
5.05% due 09/01/20	2,074,000	2,169,496
2.80% due 06/01/20	1,783,000	1,773,934
Capital One Financial Corp.
2.50% due 05/12/20	3,962,000	3,916,904
HSBC Bank USA North America
4.88% due 08/24/20	3,500,000	3,644,238
Chubb INA Holdings, Inc.
2.30% due 11/03/20	3,683,000	3,642,495
Prudential Financial, Inc.
5.38% due 06/21/20	1,890,000	1,993,254
4.50% due 11/15/20	1,566,000	1,634,732
Huntington National Bank
2.38% due 03/10/20	2,185,000	2,169,335
2.88% due 08/20/20	1,380,000	1,380,728
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,237,615
Svenska Handelsbanken AB
2.40% due 10/01/20	3,200,000	3,161,432

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 41.3% (continued)
International Lease Finance Corp.
8.25% due 12/15/20	$2,783,000	$3,138,884
State Street Corp.
2.55% due 08/18/20	3,083,000	3,064,425
US Bank North America/Cincinnati OH
2.00% due 01/24/20	3,000,000	2,960,602
Bank of Montreal
2.10% due 06/15/20	3,007,000	2,960,402
Santander UK plc
2.38% due 03/16/20	2,885,000	2,852,556
Fifth Third Bancorp
2.88% due 07/27/20	2,853,000	2,849,023
Santander Holdings USA, Inc.
2.65% due 04/17/20	2,859,000	2,837,959
Citizens Bank North America/Providence RI
2.25% due 03/02/20	1,727,000	1,704,222
2.20% due 05/26/20	1,150,000	1,132,623
SunTrust Bank/Atlanta GA
2.25% due 01/31/20	2,840,000	2,811,193
Barclays plc
2.88% due 06/08/20	2,800,000	2,777,312
National Bank of Canada
2.15% due 06/12/20	2,800,000	2,758,849
KeyCorp
2.90% due 09/15/20	2,689,000	2,685,466
Deutsche Bank AG
2.95% due 08/20/20	2,638,000	2,614,042
Digital Realty Trust, LP
5.88% due 02/01/20	1,325,000	1,390,941
3.40% due 10/01/20	1,146,000	1,159,348
Santander UK Group Holdings plc
2.88% due 10/16/20	2,563,000	2,544,029
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	2,550,000	2,538,106
MUFG Americas Holdings Corp.
2.25% due 02/10/20	2,519,000	2,485,373
Lloyds Bank plc
2.70% due 08/17/20	2,500,000	2,476,961
Branch Banking & Trust Co.
2.10% due 01/15/20	2,500,000	2,469,558
Ameriprise Financial, Inc.
5.30% due 03/15/20	2,246,000	2,359,090
Charles Schwab Corp.
4.45% due 07/22/20	2,217,000	2,305,890
Boston Properties, LP
5.63% due 11/15/20	2,143,000	2,285,992
Manufacturers & Traders Trust Co.
2.05% due 08/17/20	2,265,000	2,220,104
HCP, Inc.
2.63% due 02/01/20	2,229,000	2,216,657
Synchrony Financial
2.70% due 02/03/20	2,183,000	2,168,868

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 41.3% (continued)
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	$2,066,000	$2,077,731
Skandinaviska Enskilda Banken AB
2.30% due 03/11/20	2,050,000	2,026,480
Nasdaq, Inc.
5.55% due 01/15/20	1,837,000	1,921,678
Lazard Group LLC
4.25% due 11/14/20	1,819,000	1,877,568
Ares Capital Corp.
3.88% due 01/15/20	1,815,000	1,833,371
Aon Corp.
5.00% due 09/30/20	1,659,000	1,740,469
Manulife Financial Corp.
4.90% due 09/17/20	1,640,000	1,717,668
Simon Property Group, LP
2.50% due 09/01/20	1,702,000	1,693,501
ERP Operating, LP
4.75% due 07/15/20	1,610,000	1,677,395
Travelers Companies, Inc.
3.90% due 11/01/20	1,613,000	1,657,909
Aflac, Inc.
2.40% due 03/16/20	1,594,000	1,582,083
Northern Trust Corp.
3.45% due 11/04/20	1,507,000	1,539,873
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	1,506,000	1,493,203
CNA Financial Corp.
5.88% due 08/15/20	1,260,000	1,344,046
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	1,317,000	1,311,522
AEGON Funding Company LLC
5.75% due 12/15/20	1,164,000	1,245,439
Air Lease Corp.
2.13% due 01/15/20	1,192,000	1,175,744
First Horizon National Corp.
3.50% due 12/15/20	1,042,000	1,052,519
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	623,000	656,350
Total Financial		454,929,374
Consumer, Non-cyclical - 19.2%
PepsiCo, Inc.
2.15% due 10/14/20	3,170,000	3,125,578
4.50% due 01/15/20	2,908,000	3,007,414
3.13% due 11/01/20	2,872,000	2,901,188
1.85% due 04/30/20	2,109,000	2,076,935
AbbVie, Inc.
2.50% due 05/14/20	10,803,000	10,712,025
Coca-Cola Co.
1.88% due 10/27/20	4,329,000	4,247,359
2.45% due 11/01/20	3,485,000	3,472,429
3.15% due 11/15/20	2,599,000	2,630,588

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Allergan Funding SCS
3.00% due 03/12/20	$10,008,000	$10,005,949
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	6,354,000	6,650,089
5.00% due 04/15/20	2,755,000	2,879,075
Medtronic, Inc.
2.50% due 03/15/20	7,060,000	7,026,498
4.45% due 03/15/20	2,234,000	2,306,699
HCA, Inc.
6.50% due 02/15/20	8,635,000	9,131,513
CVS Health Corp.
2.80% due 07/20/20	7,858,000	7,806,445
Gilead Sciences, Inc.
2.55% due 09/01/20	5,977,000	5,938,765
2.35% due 02/01/20	1,348,000	1,340,314
Amgen, Inc.
3.45% due 10/01/20	2,744,000	2,779,683
2.13% due 05/01/20	2,207,000	2,175,001
2.20% due 05/11/20	1,929,000	1,903,355
Kraft Heinz Foods Co.
2.80% due 07/02/20	4,232,000	4,209,937
5.38% due 02/10/20	2,505,000	2,615,862
Philip Morris International, Inc.
4.50% due 03/26/20	2,901,000	3,000,177
2.00% due 02/21/20	2,911,000	2,868,595
Celgene Corp.
2.88% due 08/15/20	4,266,000	4,257,449
3.95% due 10/15/20	1,557,000	1,595,489
Novartis Capital Corp.
4.40% due 04/24/20	2,791,000	2,895,050
1.80% due 02/14/20	2,491,000	2,455,197
Becton Dickinson and Co.
2.40% due 06/05/20	3,054,000	3,005,691
3.25% due 11/12/20	2,105,000	2,106,614
4.40% due 01/15/21	3,820	3,906
Abbott Laboratories
2.00% due 03/15/20	2,224,000	2,191,095
4.13% due 05/27/20	1,757,000	1,805,442
2.80% due 09/15/20	991,000	988,526
AstraZeneca plc
2.38% due 11/16/20	4,993,000	4,928,878
Biogen, Inc.
2.90% due 09/15/20	4,380,000	4,377,828
UnitedHealth Group, Inc.
2.70% due 07/15/20	4,224,000	4,221,413
Boston Scientific Corp.
6.00% due 01/15/20	2,561,000	2,703,579
2.85% due 05/15/20	1,491,000	1,487,993
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	4,155,000	4,123,954
Merck & Company, Inc.
1.85% due 02/10/20	3,985,000	3,934,531
Reynolds American, Inc.
3.25% due 06/12/20	1,892,000	1,898,503
6.88% due 05/01/20	1,597,000	1,724,366
Unilever Capital Corp.
1.80% due 05/05/20	2,000,000	1,967,432
2.10% due 07/30/20	1,500,000	1,484,104

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Altria Group, Inc.
2.63% due 01/14/20	$3,005,000	$2,996,543
Automatic Data Processing, Inc.
2.25% due 09/15/20	2,863,000	2,834,406
Laboratory Corporation of America Holdings
4.63% due 11/15/20	1,385,000	1,439,598
2.63% due 02/01/20	1,357,000	1,350,385
Baxalta, Inc.
2.88% due 06/23/20	2,698,000	2,683,675
Kellogg Co.
4.00% due 12/15/20	2,558,000	2,626,743
Allergan Incorporated/United States
3.38% due 09/15/20	2,499,000	2,516,884
Life Technologies Corp.
6.00% due 03/01/20	2,264,000	2,397,178
Anthem, Inc.
4.35% due 08/15/20	2,161,000	2,236,879
Kroger Co.
6.15% due 01/15/20	1,981,000	2,096,221
Diageo Capital plc
4.83% due 07/15/20	1,997,000	2,092,391
Block Financial LLC
4.13% due 10/01/20	1,998,000	2,037,727
Mead Johnson Nutrition Co.
3.00% due 11/15/20	1,892,000	1,892,149
Sysco Corp.
2.60% due 10/01/20	1,891,000	1,878,316
Johnson & Johnson
2.95% due 09/01/20	1,757,000	1,776,065
Zoetis, Inc.
3.45% due 11/13/20	1,648,000	1,667,218
Moody's Corp.
5.50% due 09/01/20	1,523,000	1,615,120
S&P Global, Inc.
3.30% due 08/14/20	1,581,000	1,595,385
Covidien International Finance S.A.
4.20% due 06/15/20	1,483,000	1,527,952
Coca-Cola European Partners US LLC
3.50% due 09/15/20	1,500,000	1,524,109
Quest Diagnostics, Inc.
4.75% due 01/30/20	1,432,000	1,483,149
Mondelez International, Inc.
5.38% due 02/10/20	1,376,000	1,441,716
Mylan N.V.
3.75% due 12/15/20	1,420,000	1,439,270
Cardinal Health, Inc.
4.63% due 12/15/20	1,356,000	1,411,962
Danaher Corp.
2.40% due 09/15/20	1,365,000	1,355,942
Medco Health Solutions, Inc.
4.13% due 09/15/20	1,275,000	1,310,308
Bunge Limited Finance Corp.
3.50% due 11/24/20	1,217,000	1,230,817

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 19.2% (continued)
Estee Lauder Companies, Inc.
1.80% due 02/07/20	$1,186,000	$1,168,561
Stryker Corp.
4.38% due 01/15/20	1,031,000	1,063,707
Total Consumer, Non-cyclical		211,658,889
Energy - 7.7%
Chevron Corp.
1.96% due 03/03/20	4,902,000	4,839,221
2.42% due 11/17/20	3,698,000	3,666,288
2.43% due 06/24/20	3,007,000	2,993,283
1.99% due 03/03/20	1,732,000	1,711,588
Shell International Finance BV
2.13% due 05/11/20	5,972,000	5,899,527
2.25% due 11/10/20	3,795,000	3,742,085
4.38% due 03/25/20	3,314,000	3,425,306
BP Capital Markets plc
2.32% due 02/13/20	5,084,000	5,042,203
4.50% due 10/01/20	4,257,000	4,423,668
2.52% due 01/15/20	3,427,000	3,413,541
Williams Partners, LP
5.25% due 03/15/20	4,346,000	4,533,222
4.13% due 11/15/20	1,557,000	1,594,077
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,999,000	2,139,151
5.30% due 09/15/20	1,855,000	1,946,415
6.50% due 04/01/20	1,610,000	1,717,591
Enterprise Products Operating LLC
5.20% due 09/01/20	2,766,000	2,911,836
5.25% due 01/31/20	1,579,000	1,647,788
Exxon Mobil Corp.
1.91% due 03/06/20	4,298,000	4,252,277
Total Capital S.A.
4.45% due 06/24/20	3,581,000	3,717,024
Energy Transfer Partners, LP
4.15% due 10/01/20	3,011,000	3,072,423
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,875,000	2,940,644
Enbridge Energy Partners, LP
5.20% due 03/15/20	1,374,000	1,428,863
4.38% due 10/15/20	1,348,000	1,386,908
EOG Resources, Inc.
2.45% due 04/01/20	1,341,000	1,328,643
4.40% due 06/01/20	1,133,000	1,168,197
Valero Energy Corp.
6.13% due 02/01/20	2,267,000	2,406,020
Columbia Pipeline Group, Inc.
3.30% due 06/01/20	1,999,000	2,006,315
Marathon Petroleum Corp.
3.40% due 12/15/20	1,783,000	1,804,412
Marathon Oil Corp.
2.70% due 06/01/20	1,822,000	1,803,554

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 7.7% (continued)
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.75% due 01/15/20	$1,644,000	$1,720,018
Total Energy		84,682,088
Technology - 7.4%
Microsoft Corp.
2.00% due 11/03/20	6,216,000	6,119,372
1.85% due 02/06/20	4,408,000	4,362,009
1.85% due 02/12/20	4,259,000	4,214,081
3.00% due 10/01/20	2,635,000	2,666,234
Apple, Inc.
1.55% due 02/07/20	3,753,000	3,686,502
2.00% due 05/06/20	3,631,000	3,591,336
1.90% due 02/07/20	3,015,000	2,980,734
1.80% due 05/11/20	2,684,000	2,638,741
QUALCOMM, Inc.
2.25% due 05/20/20	4,940,000	4,856,917
2.10% due 05/20/20	4,070,000	3,991,086
Hewlett Packard Enterprise Co.
3.60% due 10/15/20	8,483,000	8,585,608
Intel Corp.
2.45% due 07/29/20	4,974,000	4,962,362
1.85% due 05/11/20	2,675,000	2,634,790
International Business Machines Corp.
1.63% due 05/15/20	3,600,000	3,523,018
1.90% due 01/27/20	2,000,000	1,972,535
Fidelity National Information Services, Inc.
3.63% due 10/15/20	5,017,000	5,091,903
Oracle Corp.
3.88% due 07/15/20	2,712,000	2,791,432
Adobe Systems, Inc.
4.75% due 02/01/20	2,521,000	2,620,685
Fiserv, Inc.
2.70% due 06/01/20	2,365,000	2,360,877
HP, Inc.
3.75% due 12/01/20	1,913,000	1,948,782
Lam Research Corp.
2.75% due 03/15/20	1,659,000	1,656,863
Texas Instruments, Inc.
1.75% due 05/01/20	1,594,000	1,566,772
Applied Materials, Inc.
2.63% due 10/01/20	1,566,000	1,562,322
DXC Technology Co.
2.88% due 03/27/20	851,000	849,268
Total Technology		81,234,229
Consumer, Cyclical - 7.2%
Ford Motor Credit Company LLC
2.68% due 01/09/20	3,500,000	3,475,969
8.13% due 01/15/20	3,100,000	3,372,178
3.16% due 08/04/20	3,200,000	3,192,542
2.43% due 06/12/20	1,800,000	1,770,886
2.46% due 03/27/20	1,350,000	1,331,313

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 7.2% (continued)
General Motors Financial Company, Inc.
3.20% due 07/13/20	$3,873,000	$3,878,218
3.70% due 11/24/20	2,763,000	2,793,970
2.65% due 04/13/20	2,704,000	2,680,322
3.15% due 01/15/20	2,620,000	2,625,295
Toyota Motor Credit Corp.
2.15% due 03/12/20	3,666,000	3,631,024
1.95% due 04/17/20	3,007,000	2,963,484
4.50% due 06/17/20	2,389,000	2,486,235
Walmart, Inc.
3.25% due 10/25/20	4,484,000	4,564,156
3.63% due 07/08/20	3,964,000	4,066,068
McDonald's Corp.
2.75% due 12/09/20	2,666,000	2,663,959
2.20% due 05/26/20	2,201,000	2,180,306
American Honda Finance Corp.
2.45% due 09/24/20	2,622,000	2,596,262
2.00% due 02/14/20	2,182,000	2,154,433
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	3,604,000	3,694,100
Home Depot, Inc.
1.80% due 06/05/20	1,910,000	1,880,913
3.95% due 09/15/20	1,371,000	1,415,291
Delta Air Lines, Inc.
2.88% due 03/13/20	2,997,000	2,990,992
Target Corp.
3.88% due 07/15/20	2,806,000	2,888,941
Carnival Corp.
3.95% due 10/15/20	2,109,000	2,168,883
DR Horton, Inc.
4.00% due 02/15/20	1,732,000	1,770,236
Lear Corp.
5.25% due 01/15/25	1,609,000	1,692,760
AutoZone, Inc.
4.00% due 11/15/20	1,597,000	1,642,331
Costco Wholesale Corp.
1.75% due 02/15/20	1,575,000	1,552,057
Lowe's Companies, Inc.
4.63% due 04/15/20	1,427,000	1,472,928
Southwest Airlines Co.
2.65% due 11/05/20	1,309,000	1,300,577
Nordstrom, Inc.
4.75% due 05/01/20	1,205,000	1,240,157
Johnson Controls, Inc.
5.00% due 03/30/20	1,083,000	1,131,033
Total Consumer, Cyclical		79,267,819
Communications - 6.9%
AT&T, Inc.
2.45% due 06/30/20	8,355,000	8,269,823
5.20% due 03/15/20	3,299,000	3,450,318
Cisco Systems, Inc.
4.45% due 01/15/20	7,128,000	7,380,427
2.45% due 06/15/20	4,257,000	4,232,522
NBCUniversal Media LLC
5.15% due 04/30/20	5,715,000	6,000,156

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 6.9% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58% due 07/23/20	$5,676,000	$5,719,326
Walt Disney Co.
1.80% due 06/05/20	2,161,000	2,128,921
1.95% due 03/04/20	1,630,000	1,610,992
2.15% due 09/17/20	1,581,000	1,561,701
Telefonica Emisiones SAU
5.13% due 04/27/20	4,357,000	4,542,564
Time Warner, Inc.
4.88% due 03/15/20	4,327,000	4,493,170
Verizon Communications, Inc.
2.63% due 02/21/20	4,220,000	4,212,531
Time Warner Cable LLC
5.00% due 02/01/20	4,025,000	4,165,835
Comcast Corp.
5.15% due 03/01/20	3,871,000	4,056,034
Discovery Communications LLC
5.05% due 06/01/20	2,967,000	3,094,073
eBay, Inc.
2.15% due 06/05/20	1,615,000	1,591,523
3.25% due 10/15/20	1,475,000	1,484,191
Omnicom Group, Inc.
4.45% due 08/15/20	2,785,000	2,882,365
Expedia, Inc.
5.95% due 08/15/20	2,169,000	2,309,693
Symantec Corp.
4.20% due 09/15/20	1,864,000	1,903,959
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	1,450,000	1,438,225
Total Communications		76,528,349
Industrial - 5.1%
General Electric Capital Corp.
4.38% due 09/16/20	3,545,000	3,653,692
5.50% due 01/08/20	3,218,000	3,359,143
5.55% due 05/04/20	1,876,000	1,976,269
United Technologies Corp.
4.50% due 04/15/20	3,108,000	3,228,706
1.90% due 05/04/20	2,675,000	2,633,338
John Deere Capital Corp.
1.95% due 06/22/20	1,575,000	1,549,500
2.38% due 07/14/20	1,506,000	1,492,741
2.05% due 03/10/20	1,467,000	1,453,999
1.70% due 01/15/20	1,319,000	1,298,575
Caterpillar Financial Services Corp.
2.10% due 01/10/20	2,624,000	2,601,486
2.00% due 03/05/20	1,359,000	1,340,384
Raytheon Co.
3.13% due 10/15/20	2,606,000	2,632,348
4.40% due 02/15/20	1,047,000	1,084,088
Lockheed Martin Corp.
2.50% due 11/23/20	3,269,000	3,240,145
CNH Industrial Capital LLC
4.38% due 11/06/20	2,737,000	2,798,583

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 5.1% (continued)
Arconic, Inc.
6.15% due 08/15/20	$2,633,000	$2,797,115
General Electric Co.
2.20% due 01/09/20	2,508,000	2,474,964
Boeing Co.
4.88% due 02/15/20	2,169,000	2,269,842
Republic Services, Inc.
5.00% due 03/01/20	1,956,000	2,038,596
L3 Technologies, Inc.
4.75% due 07/15/20	1,823,000	1,889,279
Waste Management, Inc.
4.75% due 06/30/20	1,785,000	1,861,484
Agilent Technologies, Inc.
5.00% due 07/15/20	1,619,000	1,696,790
CSX Corp.
3.70% due 10/30/20	1,479,000	1,513,174
3M Co.
2.00% due 08/07/20	1,503,000	1,483,328
Precision Castparts Corp.
2.25% due 06/15/20	1,479,000	1,467,486
Roper Technologies, Inc.
3.00% due 12/15/20	1,324,000	1,327,195
Johnson Controls International plc
5.00% due 03/30/20	842,000	879,344
Masco Corp.
7.13% due 03/15/20	170,000	184,436
Total Industrial		56,226,030
Utilities - 2.2%
Exelon Generation Company LLC
2.95% due 01/15/20	2,748,000	2,748,651
4.00% due 10/01/20	1,552,000	1,585,513
Exelon Corp.
2.85% due 06/15/20	2,627,000	2,617,191
5.15% due 12/01/20	1,380,000	1,445,917
Dominion Energy, Inc.
2.58% due 07/01/20	3,210,000	3,173,089
Pacific Gas & Electric Co.
3.50% due 10/01/20	2,317,000	2,345,223

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Utilities - 2.2% (continued)
Dominion Energy Gas Holdings LLC
2.80% due 11/15/20	$2,000,000	$1,991,691
Xcel Energy, Inc.
4.70% due 05/15/20	1,765,000	1,819,552
Sempra Energy
2.40% due 03/15/20	1,688,000	1,671,586
Southern Co.
2.75% due 06/15/20	1,574,000	1,563,078
Georgia Power Co.
2.00% due 09/08/20	1,570,000	1,543,193
Duke Energy Indiana LLC
3.75% due 07/15/20	1,153,000	1,179,738
Commonwealth Edison Co.
4.00% due 08/01/20	843,000	864,660
Total Utilities		24,549,082
Basic Materials - 1.8%
EI du Pont de Nemours & Co.
2.20% due 05/01/20	3,832,000	3,788,810
4.63% due 01/15/20	2,822,000	2,924,917
Sherwin-Williams Co.
2.25% due 05/15/20	4,299,000	4,241,691
Dow Chemical Co.
4.25% due 11/15/20	4,049,000	4,173,857
Eastman Chemical Co.
2.70% due 01/15/20	2,212,000	2,206,517
PPG Industries, Inc.
3.60% due 11/15/20	1,229,000	1,255,445
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	1,197,000	1,239,264
Total Basic Materials		19,830,501
Total Corporate Bonds
(Cost $1,102,370,009)		1,088,906,361
Total Investments - 98.8%
(Cost $1,102,370,009)		$1,088,906,361
Other Assets & Liabilities, net - 1.2%		12,992,653
Total Net Assets - 100.0%		$1,101,899,014

††	Value determined based on Level 2 inputs — See Note 3.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$1,088,906,361	$—	$1,088,906,361

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 40.2%
JPMorgan Chase & Co.
4.35% due 08/15/21	$6,483,000	$6,742,472
2.30% due 08/15/21	5,557,000	5,414,598
2.55% due 03/01/21	5,377,000	5,309,680
4.63% due 05/10/21	4,577,000	4,798,114
2.40% due 06/07/21	3,211,000	3,149,815
Morgan Stanley
2.63% due 11/17/21	6,961,000	6,818,035
5.75% due 01/25/21	6,299,000	6,756,802
5.50% due 07/28/21	5,313,000	5,702,354
2.50% due 04/21/21	5,489,000	5,397,512
Wells Fargo & Co.
2.10% due 07/26/21	6,227,000	6,008,574
2.50% due 03/04/21	6,109,000	6,004,335
4.60% due 04/01/21	5,471,000	5,711,638
3.00% due 01/22/21	3,157,000	3,153,676
Goldman Sachs Group, Inc.
5.25% due 07/27/21	8,347,000	8,898,582
2.35% due 11/15/21	4,771,000	4,617,753
2.63% due 04/25/21	3,321,000	3,267,870
2.88% due 02/25/21	2,638,000	2,618,479
HSBC Holdings plc
3.40% due 03/08/21	8,400,000	8,459,598
5.10% due 04/05/21	5,402,000	5,698,536
2.95% due 05/25/21	5,000,000	4,958,293
Citigroup, Inc.
2.90% due 12/08/21	5,504,000	5,437,709
2.70% due 03/30/21	5,299,000	5,238,770
2.35% due 08/02/21	3,637,000	3,543,133
Deutsche Bank AG
4.25% due 10/14/21	7,893,000	8,057,265
3.38% due 05/12/21	3,122,000	3,107,966
3.13% due 01/13/21	1,870,000	1,854,726
Bank of America Corp.
5.00% due 05/13/21	4,380,000	4,638,573
2.63% due 04/19/21	4,252,000	4,191,747
5.88% due 01/05/21	3,045,000	3,272,929
Sumitomo Mitsui Financial Group, Inc.
2.06% due 07/14/21	3,630,000	3,504,623
2.93% due 03/09/21	3,425,000	3,410,831
2.44% due 10/19/21	3,211,000	3,129,058
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	7,071,000	7,055,020
2.19% due 09/13/21	3,000,000	2,907,640
Bank of New York Mellon Corp.
3.55% due 09/23/21	3,055,000	3,107,488
2.05% due 05/03/21	2,603,000	2,527,835
2.50% due 04/15/21	2,026,000	1,996,584
4.15% due 02/01/21	1,338,000	1,380,990
Cooperatieve Rabobank UA
2.50% due 01/19/21	4,750,000	4,673,309
4.50% due 01/11/21	2,895,000	3,011,655
Bank of Nova Scotia
2.45% due 03/22/21	3,134,000	3,091,444
2.80% due 07/21/21	2,317,000	2,302,684
4.38% due 01/13/21	1,643,000	1,710,077

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 40.2% (continued)
BNP Paribas S.A.
5.00% due 01/15/21	$6,481,000	$6,826,544
Toronto-Dominion Bank
2.13% due 04/07/21	3,630,000	3,544,918
1.80% due 07/13/21	3,208,000	3,087,358
US Bancorp
2.35% due 01/29/21	4,351,000	4,288,134
4.13% due 05/24/21	2,225,000	2,306,891
Barclays plc
3.20% due 08/10/21	3,020,000	2,989,419
3.25% due 01/12/21	2,900,000	2,884,128
Svenska Handelsbanken AB
2.45% due 03/30/21	3,200,000	3,138,560
1.88% due 09/07/21	2,000,000	1,913,233
Simon Property Group, LP
4.38% due 03/01/21	2,513,000	2,610,134
4.13% due 12/01/21	1,187,000	1,229,915
2.50% due 07/15/21	1,026,000	1,013,063
Santander UK Group Holdings plc
2.88% due 08/05/21	2,900,000	2,843,073
3.13% due 01/08/21	1,981,000	1,972,894
Capital One North America
2.95% due 07/23/21	2,650,000	2,623,888
2.25% due 09/13/21	2,200,000	2,121,918
Skandinaviska Enskilda Banken AB
2.63% due 03/15/21	2,650,000	2,615,450
1.88% due 09/13/21	1,900,000	1,819,652
American Tower Corp.
3.30% due 02/15/21	1,544,000	1,549,070
3.45% due 09/15/21	1,439,000	1,449,680
5.90% due 11/01/21	1,281,000	1,394,716
BPCE S.A.
2.75% due 12/02/21	2,700,000	2,645,552
2.65% due 02/03/21	1,750,000	1,724,116
Credit Suisse AG NY
3.00% due 10/29/21	4,380,000	4,356,715
Fifth Third Bank/Cincinnati OH
2.25% due 06/14/21	2,550,000	2,489,656
2.88% due 10/01/21	1,727,000	1,715,473
Bank of Montreal
1.90% due 08/27/21	4,350,000	4,183,746
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50% due 05/15/21	2,500,000	2,577,975
5.00% due 10/01/21	1,527,000	1,601,200
PNC Bank North America
2.15% due 04/29/21	2,500,000	2,434,814
2.55% due 12/09/21	1,400,000	1,373,553
American Express Credit Corp.
2.25% due 05/05/21	3,826,000	3,735,188
Berkshire Hathaway, Inc.
2.20% due 03/15/21	2,280,000	2,243,542
3.75% due 08/15/21	1,287,000	1,329,166
Crown Castle International Corp.
3.40% due 02/15/21	1,974,000	1,984,541
2.25% due 09/01/21	1,449,000	1,405,314

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 40.2% (continued)
American International Group, Inc.
3.30% due 03/01/21	$3,355,000	$3,364,540
State Street Corp.
4.38% due 03/07/21	1,789,000	1,859,168
1.95% due 05/19/21	1,449,000	1,408,476
HCP, Inc.
5.38% due 02/01/21	2,792,000	2,954,460
Air Lease Corp.
3.38% due 06/01/21	1,450,000	1,460,531
3.88% due 04/01/21	1,301,000	1,325,544
Royal Bank of Canada
2.50% due 01/19/21	2,812,000	2,783,989
BB&T Corp.
2.05% due 05/10/21	2,794,000	2,714,681
Capital One Financial Corp.
4.75% due 07/15/21	2,575,000	2,700,394
Lloyds Bank plc
6.38% due 01/21/21	2,367,000	2,580,137
Mizuho Financial Group, Inc.
2.27% due 09/13/21	2,600,000	2,516,707
MetLife, Inc.
4.75% due 02/08/21	2,200,000	2,306,340
KeyCorp
5.10% due 03/24/21	2,169,000	2,298,779
Lloyds Banking Group plc
3.10% due 07/06/21	2,200,000	2,186,307
Regions Financial Corp.
3.20% due 02/08/21	2,162,000	2,170,456
Huntington Bancshares, Inc.
3.15% due 03/14/21	2,070,000	2,077,567
SunTrust Banks, Inc.
2.90% due 03/03/21	2,059,000	2,050,682
Citizens Bank North America/Providence RI
2.55% due 05/13/21	2,000,000	1,961,604
Jefferies Group LLC
6.88% due 04/15/21	1,752,000	1,929,182
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	1,809,000	1,882,506
Boston Properties, LP
4.13% due 05/15/21	1,628,000	1,680,814
ERP Operating, LP
4.63% due 12/15/21	1,558,000	1,643,464
Discover Bank
3.20% due 08/09/21	1,600,000	1,591,246
Synchrony Financial
3.75% due 08/15/21	1,539,000	1,559,425
BlackRock, Inc.
4.25% due 05/24/21	1,472,000	1,535,347
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.50% due 02/01/21	1,493,000	1,527,526
Mastercard, Inc.
2.00% due 11/21/21	1,550,000	1,508,704
Branch Banking & Trust Co.
2.85% due 04/01/21	1,500,000	1,497,287

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 40.2% (continued)
Willis Towers Watson plc
5.75% due 03/15/21	$1,248,000	$1,335,910
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	1,141,000	1,200,669
Ventas Realty, LP / Ventas Capital Corp.
4.75% due 06/01/21	1,137,000	1,187,887
International Lease Finance Corp.
4.63% due 04/15/21	1,140,000	1,179,862
KeyBank North America/Cleveland OH
2.50% due 11/22/21	1,200,000	1,175,313
Weyerhaeuser Co.
4.70% due 03/15/21	1,092,000	1,142,439
Progressive Corp.
3.75% due 08/23/21	1,069,000	1,097,253
MPT Operating Partnership Limited Partnership / MPT Finance Corp.
5.25% due 08/01/26	1,026,000	1,024,717
Northern Trust Corp.
3.38% due 08/23/21	997,000	1,017,190
Kimco Realty Corp.
3.20% due 05/01/21	1,002,000	1,004,941
Total Financial		351,104,005
Consumer, Non-cyclical - 16.0%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	16,488,000	16,344,574
Amgen, Inc.
3.88% due 11/15/21	4,120,000	4,221,364
4.10% due 06/15/21	2,277,000	2,348,782
1.85% due 08/19/21	1,544,000	1,481,852
Shire Acquisitions Investments Ireland DAC
2.40% due 09/23/21	7,355,000	7,107,467
Abbott Laboratories
2.90% due 11/30/21	6,326,000	6,275,650
Gilead Sciences, Inc.
4.40% due 12/01/21	3,124,000	3,264,476
4.50% due 04/01/21	1,960,000	2,051,507
CVS Health Corp.
2.13% due 06/01/21	3,949,000	3,811,875
4.13% due 05/15/21	1,139,000	1,166,528
Coca-Cola Co.
3.30% due 09/01/21	2,661,000	2,701,182
1.55% due 09/01/21	2,291,000	2,199,722
Mylan N.V.
3.15% due 06/15/21	4,751,000	4,711,163
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	2,466,000	2,507,715
4.50% due 03/01/21	2,053,000	2,142,105
Sanofi
4.00% due 03/29/21	4,425,000	4,570,639
Pfizer, Inc.
1.95% due 06/03/21	2,393,000	2,337,682
2.20% due 12/15/21	2,069,000	2,027,862

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 16.0% (continued)
UnitedHealth Group, Inc.
2.88% due 12/15/21	$1,535,000	$1,529,001
2.13% due 03/15/21	1,546,000	1,512,440
3.38% due 11/15/21	1,141,000	1,155,965
AbbVie, Inc.
2.30% due 05/14/21	4,136,000	4,037,959
Express Scripts Holding Co.
4.75% due 11/15/21	2,400,000	2,515,445
3.30% due 02/25/21	1,254,000	1,256,751
Altria Group, Inc.
4.75% due 05/05/21	3,279,000	3,453,077
Procter & Gamble Co.
1.70% due 11/03/21	2,071,000	1,994,377
1.85% due 02/02/21	1,430,000	1,396,997
Unilever Capital Corp.
4.25% due 02/10/21	2,100,000	2,186,513
1.38% due 07/28/21	1,200,000	1,143,449
Merck & Company, Inc.
3.88% due 01/15/21	3,051,000	3,148,794
Philip Morris International, Inc.
2.90% due 11/15/21	1,643,000	1,634,309
1.88% due 02/25/21	1,449,000	1,403,670
Kroger Co.
3.30% due 01/15/21	1,784,000	1,795,826
2.95% due 11/01/21	1,175,000	1,168,618
PepsiCo, Inc.
3.00% due 08/25/21	1,539,000	1,549,881
1.70% due 10/06/21	1,449,000	1,390,617
Ecolab, Inc.
4.35% due 12/08/21	2,710,000	2,832,986
General Mills, Inc.
3.15% due 12/15/21	2,375,000	2,376,778
Becton Dickinson and Co.
3.13% due 11/08/21	2,273,000	2,247,407
Johnson & Johnson
1.65% due 03/01/21	2,172,000	2,114,082
Molson Coors Brewing Co.
2.10% due 07/15/21	2,070,000	1,995,792
Medtronic, Inc.
4.13% due 03/15/21	1,656,000	1,715,171
Stryker Corp.
2.63% due 03/15/21	1,663,000	1,646,917
Total System Services, Inc.
3.80% due 04/01/21	1,501,000	1,521,484
Coventry Health Care, Inc.
5.45% due 06/15/21	1,391,000	1,480,675
JM Smucker Co.
3.50% due 10/15/21	1,386,000	1,411,012
Anthem, Inc.
3.70% due 08/15/21	1,387,000	1,410,659
McKesson Corp.
4.75% due 03/01/21	1,311,000	1,380,336
Archer-Daniels-Midland Co.
4.48% due 03/01/21	1,290,000	1,339,644
AmerisourceBergen Corp.
3.50% due 11/15/21	1,238,000	1,247,064
Sysco Corp.
2.50% due 07/15/21	1,255,000	1,237,230

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 16.0% (continued)
Quest Diagnostics, Inc.
4.70% due 04/01/21	$1,139,000	$1,193,688
Celgene Corp.
2.25% due 08/15/21	1,021,000	991,797
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	934,000	972,889
Campbell Soup Co.
4.25% due 04/15/21	926,000	957,236
Aetna, Inc.
4.13% due 06/01/21	875,000	898,905
Constellation Brands, Inc.
3.75% due 05/01/21	849,000	866,418
Moody's Corp.
2.75% due 12/15/21	825,000	813,659
Equifax, Inc.
2.30% due 06/01/21	826,000	804,328
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	700,000	703,044
Procter & Gamble - Esop
9.36% due 01/01/21	424,853	465,195
Total Consumer, Non-cyclical		140,170,230
Communications - 9.0%
AT&T, Inc.
2.80% due 02/17/21	4,148,000	4,115,526
3.88% due 08/15/21	3,131,000	3,200,180
5.00% due 03/01/21	2,785,000	2,931,917
4.45% due 05/15/21	2,793,000	2,897,846
4.60% due 02/15/21	2,044,000	2,122,746
Verizon Communications, Inc.
3.50% due 11/01/21	3,320,000	3,358,614
4.60% due 04/01/21	3,011,000	3,150,647
3.00% due 11/01/21	2,924,000	2,910,777
3.45% due 03/15/21	2,074,000	2,106,208
1.75% due 08/15/21	1,884,000	1,803,625
Cisco Systems, Inc.
2.20% due 02/28/21	5,389,000	5,294,424
1.85% due 09/20/21	4,556,000	4,397,680
2.90% due 03/04/21	1,289,000	1,292,117
Time Warner, Inc.
4.75% due 03/29/21	2,265,000	2,374,303
4.70% due 01/15/21	2,155,000	2,250,305
Walt Disney Co.
2.30% due 02/12/21	1,856,000	1,831,352
2.75% due 08/16/21	1,535,000	1,530,651
3.75% due 06/01/21	1,092,000	1,123,816
NBCUniversal Media LLC
4.38% due 04/01/21	4,127,000	4,303,581
Time Warner Cable LLC
4.00% due 09/01/21	1,950,000	1,969,968
4.13% due 02/15/21	1,588,000	1,615,783
Telefonica Emisiones SAU
5.46% due 02/16/21	3,101,000	3,304,204
Orange S.A.
4.13% due 09/14/21	2,261,000	2,352,735
Viacom, Inc.
3.88% due 12/15/21	1,238,000	1,261,126
4.50% due 03/01/21	1,019,000	1,058,320

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 9.0% (continued)
21st Century Fox America, Inc.
4.50% due 02/15/21	$2,169,000	$2,263,933
Amazon.com, Inc.
3.30% due 12/05/21	2,153,000	2,186,823
Qwest Corp.
6.75% due 12/01/21	1,956,000	2,093,683
Alphabet, Inc.
3.63% due 05/19/21	1,761,000	1,818,676
WPP Finance 2010
4.75% due 11/21/21	1,548,000	1,630,724
eBay, Inc.
2.88% due 08/01/21	1,527,000	1,513,071
Discovery Communications LLC
4.38% due 06/15/21	1,297,000	1,341,145
Vodafone Group plc
4.38% due 03/16/21	824,000	856,117
Total Communications		78,262,623
Technology - 8.0%
Apple, Inc.
2.85% due 05/06/21	6,586,000	6,598,558
2.25% due 02/23/21	6,527,000	6,432,991
1.55% due 08/04/21	2,814,000	2,697,783
Oracle Corp.
1.90% due 09/15/21	9,544,000	9,229,963
2.80% due 07/08/21	3,287,000	3,281,915
HP, Inc.
4.65% due 12/09/21	3,187,000	3,336,473
4.30% due 06/01/21	2,730,000	2,827,486
4.38% due 09/15/21	2,309,000	2,401,377
Microsoft Corp.
1.55% due 08/08/21	6,008,000	5,761,614
4.00% due 02/08/21	1,149,000	1,190,578
Intel Corp.
3.30% due 10/01/21	4,377,000	4,459,448
1.70% due 05/19/21	1,150,000	1,113,957
International Business Machines Corp.
2.25% due 02/19/21	2,000,000	1,969,005
2.90% due 11/01/21	1,200,000	1,196,087
Xerox Corp.
4.50% due 05/15/21	2,357,000	2,416,904
NVIDIA Corp.
2.20% due 09/16/21	2,071,000	2,016,950
Lam Research Corp.
2.80% due 06/15/21	1,967,000	1,952,298
Applied Materials, Inc.
4.30% due 06/15/21	1,594,000	1,662,698
Fidelity National Information Services, Inc.
2.25% due 08/15/21	1,596,000	1,548,774
Pitney Bowes, Inc.
3.63% due 10/01/21	1,349,000	1,293,354
Activision Blizzard, Inc.
2.30% due 09/15/21	1,250,000	1,211,279
Xilinx, Inc.
3.00% due 03/15/21	1,143,000	1,138,918
Electronic Arts, Inc.
3.70% due 03/01/21	1,026,000	1,049,277

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Technology - 8.0% (continued)
Texas Instruments, Inc.
2.75% due 03/12/21	$1,026,000	$1,026,760
NetApp, Inc.
3.38% due 06/15/21	1,019,000	1,022,933
KLA-Tencor Corp.
4.13% due 11/01/21	769,000	793,092
Total Technology		69,630,472
Consumer, Cyclical - 7.9%
Ford Motor Credit Co., LLC
5.88% due 08/02/21	4,350,000	4,670,353
3.34% due 03/18/21	3,700,000	3,680,008
3.20% due 01/15/21	2,900,000	2,882,883
General Motors Financial Co., Inc.
3.20% due 07/06/21	4,285,000	4,255,422
4.20% due 03/01/21	3,336,000	3,417,169
4.38% due 09/25/21	2,909,000	2,995,409
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,642,000	2,567,534
3.40% due 09/15/21	2,323,000	2,360,479
4.25% due 01/11/21	1,647,000	1,714,188
2.75% due 05/17/21	1,555,000	1,551,112
Home Depot, Inc.
2.00% due 04/01/21	2,911,000	2,844,993
4.40% due 04/01/21	2,099,000	2,193,315
American Honda Finance Corp.
1.70% due 09/09/21	2,067,000	1,981,141
1.65% due 07/12/21	1,450,000	1,391,187
Gap, Inc.
5.95% due 04/12/21	2,831,000	3,003,809
Ford Motor Credit Company LLC
5.75% due 02/01/21	2,800,000	2,977,594
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	2,823,000	2,829,061
Walmart, Inc.
4.25% due 04/15/21	2,207,000	2,308,576
Newell Brands, Inc.
3.15% due 04/01/21	2,173,000	2,152,591
Costco Wholesale Corp.
2.15% due 05/18/21	2,172,000	2,129,944
Lowe's Cos., Inc.
3.80% due 11/15/21	875,000	901,162
3.75% due 04/15/21	835,000	857,160
Starbucks Corp.
2.10% due 02/04/21	1,768,000	1,736,682
Kohl's Corp.
4.00% due 11/01/21	1,647,000	1,681,534
TJX Companies, Inc.
2.75% due 06/15/21	1,535,000	1,536,106
Best Buy Company, Inc.
5.50% due 03/15/21[1]	1,398,000	1,487,230
Tupperware Brands Corp.
4.75% due 06/01/21	1,332,000	1,373,578
O'Reilly Automotive, Inc.
4.88% due 01/14/21	1,232,000	1,287,289
Nordstrom, Inc.
4.00% due 10/15/21	1,248,000	1,264,511
Macy's Retail Holdings, Inc.
3.45% due 01/15/21	1,229,000	1,228,999

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 7.9% (continued)
VF Corp.
3.50% due 09/01/21	$927,000	$941,153
Johnson Controls, Inc.
4.25% due 03/01/21	540,000	556,801
Total Consumer, Cyclical		68,758,973
Energy - 7.7%
BP Capital Markets plc
4.74% due 03/11/21	3,231,000	3,396,985
3.56% due 11/01/21	2,012,000	2,052,066
2.11% due 09/16/21	1,973,000	1,911,078
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,900,000	6,220,169
Exxon Mobil Corp.
2.22% due 03/01/21	5,461,000	5,369,168
Shell International Finance BV
1.88% due 05/10/21	3,123,000	3,026,832
1.75% due 09/12/21	2,182,000	2,091,478
Occidental Petroleum Corp.
4.10% due 02/01/21	3,248,000	3,359,736
Chevron Corp.
2.10% due 05/16/21	2,812,000	2,747,863
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	1,657,000	1,664,671
5.00% due 10/01/21	971,000	1,021,716
Marathon Petroleum Corp.
5.13% due 03/01/21	2,229,000	2,362,149
Total Capital International S.A.
2.75% due 06/19/21	2,365,000	2,355,607
Total Capital S.A.
4.25% due 12/15/21	1,236,000	1,289,826
4.13% due 01/28/21	817,000	845,870
Noble Energy, Inc.
4.15% due 12/15/21	1,997,000	2,049,290
Anadarko Petroleum Corp.
4.85% due 03/15/21	1,877,000	1,959,583
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.00% due 02/01/21[1]	1,761,000	1,823,385
Energy Transfer Partners, LP
4.65% due 06/01/21	1,713,000	1,776,410
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.25% due 01/15/25	1,656,000	1,701,623
EOG Resources, Inc.
4.10% due 02/01/21	1,643,000	1,690,200
EQT Corp.
4.88% due 11/15/21	1,537,000	1,607,332
Buckeye Partners, LP
4.88% due 02/01/21	1,521,000	1,576,537
Pioneer Natural Resources Co.
3.45% due 01/15/21	1,439,000	1,454,669
Williams Partners, LP
4.00% due 11/15/21	1,148,000	1,171,424
Encana Corp.
3.90% due 11/15/21	1,141,000	1,161,934

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 7.7% (continued)
Canadian Natural Resources Ltd.
3.45% due 11/15/21	$1,141,000	$1,152,396
Apache Corp.
3.63% due 02/01/21	1,104,000	1,117,426
Enbridge Energy Partners, LP
4.20% due 09/15/21	1,068,000	1,094,670
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,026,000	1,058,273
Enterprise Products Operating LLC
2.85% due 04/15/21	1,039,000	1,032,166
Baker Hughes a GE Company LLC
3.20% due 08/15/21	977,000	981,136
Halliburton Co.
3.25% due 11/15/21	925,000	929,730
Western Gas Partners, LP
5.38% due 06/01/21	871,000	912,179
Devon Energy Corp.
4.00% due 07/15/21	826,000	843,797
Magellan Midstream Partners, LP
4.25% due 02/01/21	727,000	748,183
Total Energy		67,557,557
Industrial - 5.7%
General Electric Co.
4.65% due 10/17/21	3,180,000	3,329,883
5.30% due 02/11/21	2,538,000	2,679,980
4.63% due 01/07/21	2,522,000	2,614,900
Honeywell International, Inc.
1.85% due 11/01/21	3,327,000	3,213,014
4.25% due 03/01/21	1,537,000	1,602,702
John Deere Capital Corp.
3.90% due 07/12/21	1,234,000	1,276,034
2.80% due 03/04/21	1,029,000	1,027,441
3.15% due 10/15/21	934,000	941,226
2.55% due 01/08/21	883,000	876,539
United Parcel Service, Inc.
3.13% due 01/15/21	3,219,000	3,254,938
Caterpillar, Inc.
3.90% due 05/27/21	2,620,000	2,700,611
Arconic, Inc.
5.40% due 04/15/21	2,471,000	2,579,106
Lockheed Martin Corp.
3.35% due 09/15/21	2,157,000	2,187,035
Caterpillar Financial Services Corp.
1.70% due 08/09/21	2,083,000	1,998,143
CNH Industrial Capital LLC
4.88% due 04/01/21	1,774,000	1,845,670
United Technologies Corp.
1.95% due 11/01/21	1,836,000	1,767,525
Fortive Corp.
2.35% due 06/15/21	1,539,000	1,502,560
Fluor Corp.
3.38% due 09/15/21	1,414,000	1,430,108
Xylem, Inc.
4.88% due 10/01/21	1,298,000	1,378,223

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 5.7% (continued)
Northrop Grumman Corp.
3.50% due 03/15/21	$1,339,000	$1,358,488
General Dynamics Corp.
3.88% due 07/15/21	1,293,000	1,337,218
L3 Technologies, Inc.
4.95% due 02/15/21	1,210,000	1,263,362
3M Co.
1.63% due 09/19/21	1,273,000	1,224,774
Republic Services, Inc.
5.25% due 11/15/21	1,139,000	1,219,698
Union Pacific Corp.
4.00% due 02/01/21	1,103,000	1,138,131
Roper Technologies, Inc.
2.80% due 12/15/21	1,026,000	1,008,070
PerkinElmer, Inc.
5.00% due 11/15/21	875,000	928,726
Emerson Electric Co.
2.63% due 12/01/21	926,000	916,308
Norfolk Southern Corp.
3.25% due 12/01/21	822,000	828,765
Johnson Controls International plc
4.25% due 03/01/21	565,000	582,578
Total Industrial		50,011,756
Utilities - 2.4%
Southern Co.
2.35% due 07/01/21	3,331,000	3,240,683
Duke Energy Corp.
1.80% due 09/01/21	1,863,000	1,783,219
3.55% due 09/15/21	923,000	936,936
PSEG Power LLC
3.00% due 06/15/21	1,758,000	1,754,008
Emera US Finance, LP
2.70% due 06/15/21	1,656,000	1,625,738
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	1,266,000	1,310,410
Duke Energy Progress LLC
3.00% due 09/15/21	1,235,000	1,240,452
Southern California Edison Co.
3.88% due 06/01/21	1,194,000	1,228,903
National Fuel Gas Co.
4.90% due 12/01/21	1,138,000	1,182,749
Puget Energy, Inc.
6.00% due 09/01/21	1,050,000	1,143,878
Ohio Power Co.
5.38% due 10/01/21	1,030,000	1,116,716
Progress Energy, Inc.
4.40% due 01/15/21	1,060,000	1,095,419
Duke Energy Carolinas LLC
3.90% due 06/15/21	1,017,000	1,046,234
Consolidated Edison, Inc.
2.00% due 05/15/21	1,039,000	1,008,677

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Utilities - 2.4% (continued)
Dominion Energy, Inc.
4.45% due 03/15/21	$797,000	$825,138
Total Utilities		20,539,160
Basic Materials - 1.9%
EI du Pont de Nemours & Co.
3.63% due 01/15/21	2,102,000	2,145,257
4.25% due 04/01/21	1,148,000	1,193,175
Dow Chemical Co.
4.13% due 11/15/21	2,873,000	2,975,942
LyondellBasell Industries N.V.
6.00% due 11/15/21	2,200,000	2,392,744
Praxair, Inc.
3.00% due 09/01/21	1,251,000	1,255,382
4.05% due 03/15/21	875,000	903,934
Barrick North America Finance LLC
4.40% due 05/30/21	1,533,000	1,600,365
Goldcorp, Inc.
3.63% due 06/09/21	1,249,000	1,266,821
Kinross Gold Corp.
5.13% due 09/01/21	1,075,000	1,115,312
International Paper Co.
7.50% due 08/15/21	890,000	1,016,835
Monsanto Co.
2.75% due 07/15/21	1,011,000	998,630
Total Basic Materials		16,864,397
Total Corporate Bonds
(Cost $875,823,357)		862,899,173
SECURITIES LENDING COLLATERAL††,2 - 0.2%
Repurchase Agreements
Citigroup Global Markets, Inc.	337,966	337,966
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	337,966	337,966
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	337,966	337,966
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	337,966	337,966
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	100,156	100,156
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $1,452,020)		1,452,020
Total Investments - 99.0%
(Cost $877,275,377)		$864,351,193
Other Assets & Liabilities, net - 1.0%		9,058,004
Total Net Assets - 100.0%		$873,409,197

††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$862,899,173	$—	$862,899,173
Securities Lending Collateral	—	1,452,020	—	1,452,020
Total Assets	$—	$864,351,193	$—	$864,351,193

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 34.1%
Goldman Sachs Group, Inc.
5.75% due 01/24/22	$9,200,000	$9,983,140
3.00% due 04/26/22	6,538,000	6,449,036
JPMorgan Chase & Co.
4.50% due 01/24/22	6,231,000	6,518,739
3.25% due 09/23/22	5,912,000	5,916,985
Citigroup, Inc.
4.50% due 01/14/22	4,735,000	4,945,849
2.75% due 04/25/22	4,460,000	4,365,934
4.05% due 07/30/22	1,764,000	1,806,175
HSBC Holdings plc
2.65% due 01/05/22	4,900,000	4,775,783
4.00% due 03/30/22	3,778,000	3,873,267
4.88% due 01/14/22	1,858,000	1,958,719
Morgan Stanley
2.75% due 05/19/22	6,565,000	6,424,983
4.88% due 11/01/22	3,877,000	4,091,373
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	5,922,000	6,056,181
3.95% due 11/09/22	2,700,000	2,743,199
Bank of America Corp.
5.70% due 01/24/22	4,349,000	4,746,055
2.50% due 10/21/22	4,154,000	4,014,137
Barclays Bank plc
7.63% due 11/21/22	7,550,000	8,418,250
US Bancorp
2.63% due 01/24/22	2,594,000	2,555,889
2.95% due 07/15/22	2,473,000	2,448,401
3.00% due 03/15/22	1,791,000	1,792,328
American Express Co.
2.50% due 08/01/22	3,562,000	3,448,203
2.65% due 12/02/22	2,500,000	2,430,439
Mitsubishi UFJ Financial Group, Inc.
2.67% due 07/25/22	4,129,000	4,014,800
3.00% due 02/22/22	1,812,000	1,785,499
PNC Bank North America
2.63% due 02/17/22	2,400,000	2,353,867
2.70% due 11/01/22	1,750,000	1,700,739
2.45% due 07/28/22	1,295,000	1,257,234
Wells Fargo & Co.
3.50% due 03/08/22	5,123,000	5,161,349
Sumitomo Mitsui Financial Group, Inc.
2.78% due 07/12/22	3,687,000	3,605,174
2.85% due 01/11/22	1,555,000	1,530,338
Visa, Inc.
2.80% due 12/14/22	4,648,000	4,591,842
UBS AG/Stamford CT
7.63% due 08/17/22	4,000,000	4,560,000
Royal Bank of Scotland Group plc
6.13% due 12/15/22	4,267,000	4,554,721

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 34.1% (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.95% due 02/01/22	$2,200,000	$2,223,733
3.50% due 05/26/22	1,000,000	997,259
4.63% due 07/01/22	800,000	830,818
Simon Property Group, LP
3.38% due 03/15/22	1,433,000	1,449,723
2.63% due 06/15/22	1,050,000	1,027,858
2.35% due 01/30/22	1,030,000	1,002,679
American Express Credit Corp.
2.70% due 03/03/22	3,511,000	3,444,704
International Lease Finance Corp.
5.88% due 08/15/22	1,761,000	1,924,881
8.63% due 01/15/22	1,134,000	1,340,119
Lloyds Banking Group plc
3.00% due 01/11/22	3,100,000	3,057,650
American International Group, Inc.
4.88% due 06/01/22	2,872,000	3,045,307
ING Groep N.V.
3.15% due 03/29/22	3,000,000	2,975,792
Bank of Nova Scotia
2.70% due 03/07/22	2,974,000	2,917,377
PNC Financial Services Group, Inc.
3.30% due 03/08/22	1,864,000	1,877,753
2.85% due 11/09/22[1]	1,039,000	1,021,424
Mizuho Financial Group, Inc.
2.95% due 02/28/22	2,800,000	2,752,185
American Tower Corp.
4.70% due 03/15/22	1,321,000	1,381,340
2.25% due 01/15/22	1,237,000	1,188,561
Royal Bank of Canada
2.75% due 02/01/22	2,595,000	2,565,937
Air Lease Corp.
3.75% due 02/01/22	1,324,000	1,343,148
2.63% due 07/01/22	1,055,000	1,020,219
Bank of New York Mellon Corp.
2.60% due 02/07/22	2,287,000	2,238,428
Fifth Third Bancorp
2.60% due 06/15/22	1,281,000	1,246,738
3.50% due 03/15/22	937,000	945,555
SunTrust Bank/Atlanta GA
2.45% due 08/01/22	2,195,000	2,123,901
Huntington Bancshares, Inc.
2.30% due 01/14/22	2,161,000	2,081,949
Capital One North America/Mclean VA
2.65% due 08/08/22	2,100,000	2,029,260
BB&T Corp.
2.75% due 04/01/22	2,018,000	1,990,692
Cooperatieve Rabobank UA
2.75% due 01/10/22	2,000,000	1,969,491
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,964,000	1,948,734
Bank of Montreal
2.55% due 11/06/22	1,981,000	1,926,015

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 34.1% (continued)
Branch Banking & Trust Co.
2.63% due 01/15/22	$1,900,000	$1,867,559
Regions Financial Corp.
2.75% due 08/14/22	1,890,000	1,844,199
Banco Santander S.A.
3.50% due 04/11/22	1,800,000	1,797,493
Capital One Financial Corp.
3.05% due 03/09/22	1,821,000	1,792,917
Canadian Imperial Bank of Commerce
2.55% due 06/16/22	1,788,000	1,742,227
SunTrust Banks, Inc.
2.70% due 01/27/22	1,743,000	1,710,175
TD Ameritrade Holding Corp.
2.95% due 04/01/22	1,652,000	1,641,623
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,612,000	1,614,544
BlackRock, Inc.
3.38% due 06/01/22	1,501,000	1,532,446
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,535,000	1,528,948
Welltower, Inc.
5.25% due 01/15/22	1,380,000	1,473,112
Synchrony Bank
3.00% due 06/15/22	1,500,000	1,466,432
ORIX Corp.
2.90% due 07/18/22	1,470,000	1,438,080
Crown Castle International Corp.
4.88% due 04/15/22	1,323,000	1,391,298
CME Group, Inc.
3.00% due 09/15/22	1,390,000	1,387,272
Ares Capital Corp.
3.63% due 01/19/22	1,354,000	1,335,259
Ventas Realty, LP / Ventas Capital Corp.
4.25% due 03/01/22	1,265,000	1,304,201
Brixmor Operating Partnership, LP
3.88% due 08/15/22	1,278,000	1,289,144
Compass Bank
2.88% due 06/29/22	1,300,000	1,263,700
Huntington National Bank
2.50% due 08/07/22	1,300,000	1,256,101
HCP, Inc.
4.00% due 12/01/22	1,194,000	1,229,944
Berkshire Hathaway, Inc.
3.40% due 01/31/22	1,159,000	1,180,948
MetLife, Inc.
3.05% due 12/15/22	1,070,000	1,064,186
Discover Financial Services
3.85% due 11/21/22	1,056,000	1,064,046
Hospitality Properties Trust
5.00% due 08/15/22	1,017,000	1,063,501
Digital Realty Trust, LP
3.95% due 07/01/22	1,032,000	1,060,972

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 34.1% (continued)
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	$1,060,000	$1,053,811
Marsh & McLennan Cos., Inc.
2.75% due 01/30/22	1,065,000	1,048,418
Invesco Finance plc
3.13% due 11/30/22	992,000	983,406
Manufacturers & Traders Trust Co.
2.50% due 05/18/22	1,000,000	977,003
Citizens Bank North America/Providence RI
2.65% due 05/26/22	1,000,000	973,552
First Republic Bank
2.50% due 06/06/22	1,000,000	969,404
KeyBank North America/Cleveland OH
2.40% due 06/09/22	1,000,000	967,632
Kimco Realty Corp.
3.40% due 11/01/22	934,000	937,756
People's United Financial, Inc.
3.65% due 12/06/22	915,000	925,158
Northern Trust Corp.
2.38% due 08/02/22	925,000	900,752
Skandinaviska Enskilda Banken AB
2.80% due 03/11/22	700,000	688,410
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	612,000	654,343
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	506,000	529,000
Total Financial		241,716,830
Consumer, Non-cyclical - 20.4%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	6,076,000	5,906,655
3.75% due 01/15/22	4,666,000	4,761,498
AbbVie, Inc.
2.90% due 11/06/22	6,174,000	6,042,922
3.20% due 11/06/22	1,955,000	1,941,877
Medtronic, Inc.
3.15% due 03/15/22	4,810,000	4,819,299
3.13% due 03/15/22	1,563,000	1,568,258
Allergan Funding SCS
3.45% due 03/15/22	6,056,000	6,048,111
Kraft Heinz Foods Co.
3.50% due 06/06/22	3,818,000	3,825,005
3.50% due 07/15/22	2,160,000	2,166,044
PepsiCo, Inc.
2.75% due 03/05/22	2,441,000	2,426,884
3.10% due 07/17/22	1,656,000	1,666,253
2.25% due 05/02/22	1,598,000	1,553,645
CVS Health Corp.
3.50% due 07/20/22	2,827,000	2,818,795
2.75% due 12/01/22	2,654,000	2,562,541

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 20.4% (continued)
Amgen, Inc.
2.65% due 05/11/22	$2,954,000	$2,890,383
3.63% due 05/15/22	1,467,000	1,490,056
2.70% due 05/01/22	826,000	810,364
Novartis Capital Corp.
2.40% due 09/21/22	2,832,000	2,758,024
2.40% due 05/17/22	2,105,000	2,062,664
Merck & Co., Inc.
2.35% due 02/10/22	2,434,000	2,388,440
2.40% due 09/15/22	1,890,000	1,846,867
GlaxoSmithKline Capital plc
2.85% due 05/08/22	4,177,000	4,154,980
UnitedHealth Group, Inc.
2.88% due 03/15/22	2,194,000	2,181,458
3.35% due 07/15/22	1,894,000	1,912,870
Celgene Corp.
3.25% due 08/15/22	1,964,000	1,955,993
3.55% due 08/15/22	1,876,000	1,887,723
Philip Morris International, Inc.
2.38% due 08/17/22	1,470,000	1,418,334
2.50% due 08/22/22	1,379,000	1,337,463
2.63% due 02/18/22	1,050,000	1,028,967
Altria Group, Inc.
2.85% due 08/09/22	3,835,000	3,772,334
Actavis, Inc.
3.25% due 10/01/22	3,425,000	3,381,509
Becton Dickinson and Co.
2.89% due 06/06/22	3,380,000	3,296,038
Gilead Sciences, Inc.
3.25% due 09/01/22	1,841,000	1,842,003
1.95% due 03/01/22[2]	1,030,000	987,480
HCA, Inc.
5.88% due 03/15/22	2,528,000	2,686,000
Cardinal Health, Inc.
2.62% due 06/15/22	2,438,000	2,361,618
Diageo Investment Corp.
2.88% due 05/11/22	2,212,000	2,197,299
Aetna, Inc.
2.75% due 11/15/22	2,225,000	2,157,840
Express Scripts Holding Co.
3.90% due 02/15/22	2,099,000	2,137,511
Biogen, Inc.
3.63% due 09/15/22	2,069,000	2,095,372
Tyson Foods, Inc.
4.50% due 06/15/22	1,969,000	2,056,239
Johnson & Johnson
2.25% due 03/03/22	1,971,000	1,933,805
Cigna Corp.
4.00% due 02/15/22	1,842,000	1,897,887
Reynolds American, Inc.
4.00% due 06/12/22	1,828,000	1,869,335
AstraZeneca plc
2.38% due 06/12/22	1,922,000	1,864,376
Procter & Gamble Co.
2.30% due 02/06/22	1,808,000	1,774,420
Laboratory Corporation of America Holdings
3.75% due 08/23/22	867,000	883,657
3.20% due 02/01/22	875,000	873,700

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 20.4% (continued)
Unilever Capital Corp.
2.20% due 05/05/22	$1,800,000	$1,746,203
Anthem, Inc.
3.13% due 05/15/22	1,557,000	1,546,546
McCormick & Company, Inc.
2.70% due 08/15/22	1,571,000	1,539,814
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	1,515,000	1,518,665
Abbott Laboratories
2.55% due 03/15/22	1,541,000	1,503,451
Eli Lilly & Co.
2.35% due 05/15/22	1,495,000	1,456,492
Humana, Inc.
3.15% due 12/01/22	1,425,000	1,413,970
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	1,371,000	1,350,447
Bristol-Myers Squibb Co.
2.00% due 08/01/22	1,371,000	1,312,926
Covidien International Finance S.A.
3.20% due 06/15/22	1,294,000	1,298,243
Catholic Health Initiatives
2.95% due 11/01/22	1,233,000	1,203,853
Kroger Co.
3.40% due 04/15/22	1,075,000	1,079,993
Block Financial LLC
5.50% due 11/01/22	1,015,000	1,074,852
Colgate-Palmolive Co.
2.30% due 05/03/22	1,062,000	1,038,312
Clorox Co.
3.05% due 09/15/22	1,037,000	1,032,776
Constellation Brands, Inc.
2.70% due 05/09/22	1,055,000	1,031,428
Coca-Cola Co.
2.20% due 05/25/22	1,050,000	1,019,409
Ecolab, Inc.
2.38% due 08/10/22	1,050,000	1,015,568
Equifax, Inc.
3.30% due 12/15/22	993,000	986,942
Moody's Corp.
4.50% due 09/01/22	891,000	932,220
Boston Scientific Corp.
3.38% due 05/15/22	880,000	878,282
Molson Coors Brewing Co.
3.50% due 05/01/22	675,000	677,806
Total Consumer, Non-cyclical		144,958,994
Communications - 9.3%
AT&T, Inc.
3.00% due 06/30/22	4,646,000	4,572,025
3.00% due 02/15/22	3,150,000	3,115,085
3.80% due 03/15/22	2,584,000	2,627,492
2.63% due 12/01/22	2,424,000	2,342,910
3.20% due 03/01/22	2,127,000	2,115,713
Verizon Communications, Inc.
2.95% due 03/15/22	7,932,000	7,831,257
3.13% due 03/16/22	3,615,000	3,594,865
2.45% due 11/01/22	3,125,000	3,011,373

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 9.3% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46% due 07/23/22	$5,287,000	$5,414,485
eBay, Inc.
2.60% due 07/15/22	1,913,000	1,851,517
3.80% due 03/09/22	1,654,000	1,686,284
Comcast Corp.
3.13% due 07/15/22	1,887,000	1,886,916
1.63% due 01/15/22	1,341,000	1,273,833
Walt Disney Co.
2.35% due 12/01/22	1,970,000	1,912,327
2.45% due 03/04/22	965,000	948,422
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	2,068,000	2,628,716
Amazon.com, Inc.
2.50% due 11/29/22	2,393,000	2,339,063
Omnicom Group, Inc.
3.63% due 05/01/22	2,114,000	2,139,719
Time Warner, Inc.
4.00% due 01/15/22	1,058,000	1,086,734
3.40% due 06/15/22	992,000	993,163
Vodafone Group plc
2.50% due 09/26/22	1,917,000	1,860,196
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	1,858,000	1,842,222
21st Century Fox America, Inc.
3.00% due 09/15/22	1,632,000	1,618,368
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,596,000	1,572,185
Motorola Solutions, Inc.
3.75% due 05/15/22	1,395,000	1,397,758
Cisco Systems, Inc.
3.00% due 06/15/22	1,104,000	1,107,689
CBS Corp.
3.38% due 03/01/22	1,073,000	1,074,608
Discovery Communications LLC
3.30% due 05/15/22	1,057,000	1,049,011
WPP Finance 2010
3.63% due 09/07/22	1,018,000	1,028,351
Total Communications		65,922,287
Energy - 9.2%
BP Capital Markets plc
3.25% due 05/06/22	3,398,000	3,417,592
2.50% due 11/06/22	2,090,000	2,032,848
3.06% due 03/17/22	1,862,000	1,858,973
Chevron Corp.
2.36% due 12/05/22	3,984,000	3,865,498
2.50% due 03/03/22	1,259,000	1,239,429
2.41% due 03/03/22	1,213,000	1,187,797
Williams Partners, LP
3.60% due 03/15/22	2,532,000	2,538,743
3.35% due 08/15/22	1,479,000	1,466,170
Phillips 66
4.30% due 04/01/22	3,799,000	3,947,911

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 9.2% (continued)
National Oilwell Varco, Inc.
2.60% due 12/01/22	$2,670,000	$2,556,971
Exxon Mobil Corp.
2.40% due 03/06/22	2,458,000	2,408,097
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88% due 03/01/22	2,073,000	2,224,029
Energy Transfer Partners, LP
5.20% due 02/01/22	2,081,000	2,192,618
Devon Energy Corp.
3.25% due 05/15/22	2,189,000	2,168,818
Murphy Oil Corp.
4.45% due 12/01/22	1,159,000	1,147,410
4.00% due 06/01/22	1,011,000	988,252
Total Capital International S.A.
2.88% due 02/17/22	2,101,000	2,086,297
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,900,000	2,074,309
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	1,935,000	1,964,635
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,961,000	1,908,332
Marathon Oil Corp.
2.80% due 11/01/22	1,945,000	1,880,489
ConocoPhillips Co.
2.40% due 12/15/22	1,896,000	1,841,569
Shell International Finance BV
2.38% due 08/21/22	1,869,000	1,819,373
Apache Corp.
3.25% due 04/15/22	1,795,000	1,778,770
Occidental Petroleum Corp.
3.13% due 02/15/22	1,616,000	1,619,518
Energy Transfer Partners Limited Partnership / Regency Energy Finance Corp.
5.00% due 10/01/22	1,499,000	1,566,770
Western Gas Partners, LP
4.00% due 07/01/22	1,555,000	1,564,495
ONEOK Partners, LP
3.38% due 10/01/22	1,474,000	1,468,979
Enbridge, Inc.
2.90% due 07/15/22	1,377,991	1,337,174
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.65% due 06/01/22	1,301,000	1,285,453
Enterprise Products Operating LLC
4.05% due 02/15/22	1,237,000	1,273,348
Pioneer Natural Resources Co.
3.95% due 07/15/22	1,224,000	1,250,774
ONEOK, Inc.
4.25% due 02/01/22	1,151,000	1,182,998
Cenovus Energy, Inc.
3.00% due 08/15/22	1,100,000	1,067,460

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 9.2% (continued)
Husky Energy, Inc.
3.95% due 04/15/22	$810,000	$828,578
Total Energy		65,040,477
Industrial - 8.2%
General Electric Co.
2.70% due 10/09/22	5,754,000	5,569,868
United Technologies Corp.
3.10% due 06/01/22	4,532,000	4,513,914
2.30% due 05/04/22[2]	1,065,000	1,031,091
Eaton Corp.
2.75% due 11/02/22	3,055,000	2,992,807
United Parcel Service, Inc.
2.45% due 10/01/22	1,822,000	1,778,720
2.35% due 05/16/22	1,065,000	1,037,754
ABB Finance USA, Inc.
2.88% due 05/08/22	2,696,000	2,687,257
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	1,476,000	1,482,884
3.05% due 09/01/22	1,014,000	1,015,935
Raytheon Co.
2.50% due 12/15/22	2,400,000	2,342,585
General Electric Capital Corp.
3.15% due 09/07/22	2,149,000	2,125,738
Deere & Co.
2.60% due 06/08/22	2,110,000	2,074,309
Rockwell Collins, Inc.
2.80% due 03/15/22	2,121,000	2,073,981
John Deere Capital Corp.
2.65% due 01/06/22	1,181,000	1,167,221
2.75% due 03/15/22	896,000	888,107
Caterpillar Financial Services Corp.
2.40% due 06/06/22	1,057,000	1,030,701
2.85% due 06/01/22	1,014,000	1,009,301
General Dynamics Corp.
2.25% due 11/15/22	2,014,000	1,944,508
Koninklijke Philips N.V.
3.75% due 03/15/22	1,844,000	1,876,933
Stanley Black & Decker, Inc.
2.90% due 11/01/22	1,630,000	1,614,726
Union Pacific Corp.
4.16% due 07/15/22	1,451,000	1,514,994
Republic Services, Inc.
3.55% due 06/01/22	1,442,000	1,456,829
3M Co.
2.00% due 06/26/22	1,456,000	1,407,547
Arconic, Inc.
5.87% due 02/23/22	1,300,000	1,384,500
Owens Corning
4.20% due 12/15/22	1,259,000	1,295,829
Jabil, Inc.
4.70% due 09/15/22	1,213,000	1,260,938
Norfolk Southern Corp.
3.00% due 04/01/22	1,217,000	1,214,095
CNH Industrial Capital LLC
4.38% due 04/05/22	1,050,000	1,075,872
FedEx Corp.
2.63% due 08/01/22	1,079,000	1,059,242

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Industrial - 8.2% (continued)
Flowserve Corp.
3.50% due 09/15/22	$1,032,000	$1,015,939
Waste Management, Inc.
2.90% due 09/15/22	1,013,000	1,003,327
Amphenol Corp.
4.00% due 02/01/22	850,000	872,564
Caterpillar, Inc.
2.60% due 06/26/22	875,000	858,876
Tyco Electronics Group S.A.
3.50% due 02/03/22	833,000	845,401
Tech Data Corp.
3.70% due 02/15/22	835,000	829,928
Roper Technologies, Inc.
3.13% due 11/15/22	775,000	769,980
Total Industrial		58,124,201
Technology - 7.3%
Microsoft Corp.
2.40% due 02/06/22	3,739,000	3,674,677
2.38% due 02/12/22	2,998,000	2,939,733
2.65% due 11/03/22	1,871,000	1,846,622
2.13% due 11/15/22	1,373,000	1,326,263
Oracle Corp.
2.50% due 10/15/22	4,989,000	4,870,547
2.50% due 05/15/22	4,757,000	4,656,652
Apple, Inc.
2.50% due 02/09/22	2,904,000	2,859,709
2.70% due 05/13/22	2,433,000	2,422,831
2.15% due 02/09/22	2,422,000	2,351,878
2.30% due 05/11/22	1,916,000	1,863,104
Intel Corp.
2.70% due 12/15/22	2,901,000	2,867,023
3.10% due 07/29/22	1,852,000	1,869,746
2.35% due 05/11/22	1,391,000	1,361,149
International Business Machines Corp.
2.88% due 11/09/22	1,950,000	1,925,661
2.50% due 01/27/22	1,900,000	1,865,358
1.88% due 08/01/22	1,900,000	1,803,213
QUALCOMM, Inc.
3.00% due 05/20/22	4,122,000	4,040,553
Hewlett Packard Enterprise Co.
4.40% due 10/15/22	2,583,000	2,680,795
Fiserv, Inc.
3.50% due 10/01/22	1,371,000	1,386,310
HP, Inc.
4.05% due 09/15/22	1,119,000	1,150,818
Texas Instruments, Inc.
1.85% due 05/15/22	1,028,000	985,187
CA, Inc.
3.60% due 08/15/22	965,000	965,898
Fidelity National Information Services, Inc.
4.50% due 10/15/22	432,000	452,880
Total Technology		52,166,607
Consumer, Cyclical - 5.8%
Toyota Motor Credit Corp.
2.60% due 01/11/22	2,374,000	2,340,742
3.30% due 01/12/22	2,139,000	2,163,100
2.80% due 07/13/22	1,132,000	1,121,214

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Cyclical - 5.8% (continued)
General Motors Financial Company, Inc.
3.45% due 04/10/22	$2,559,000	$2,544,612
3.15% due 06/30/22	2,420,000	2,366,110
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,700,000	1,733,633
3.34% due 03/28/22	1,500,000	1,480,180
3.22% due 01/09/22	1,500,000	1,476,679
General Motors Financial Co., Inc.
3.45% due 01/14/22	2,542,000	2,531,118
McDonald's Corp.
2.63% due 01/15/22	2,510,000	2,471,202
Costco Wholesale Corp.
2.30% due 05/18/22	1,391,000	1,355,864
2.25% due 02/15/22	1,044,000	1,017,500
Home Depot, Inc.
2.63% due 06/01/22	2,392,000	2,362,989
Walgreen Co.
3.10% due 09/15/22	2,389,000	2,350,138
Delta Air Lines, Inc.
3.63% due 03/15/22	2,004,000	2,010,043
Target Corp.
2.90% due 01/15/22	1,765,000	1,767,767
Marriott International, Inc.
2.30% due 01/15/22	1,577,000	1,524,197
Lowe's Companies, Inc.
3.12% due 04/15/22	1,348,000	1,352,069
Wyndham Worldwide Corp.
4.25% due 03/01/22	1,336,000	1,342,581
AutoZone, Inc.
3.70% due 04/15/22	1,200,000	1,219,477
NVR, Inc.
3.95% due 09/15/22	1,156,000	1,185,176
Cintas Corporation No. 2
2.90% due 04/01/22	1,142,000	1,132,114
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	1,055,000	1,053,912
Starbucks Corp.
2.70% due 06/15/22	980,000	971,192
Total Consumer, Cyclical		40,873,609
Basic Materials - 2.3%
Sherwin-Williams Co.
2.75% due 06/01/22	2,758,000	2,692,062
Dow Chemical Co.
3.00% due 11/15/22	2,656,000	2,618,828
Newmont Mining Corp.
3.50% due 03/15/22	2,024,000	2,030,956
Praxair, Inc.
2.45% due 02/15/22	1,244,000	1,222,109
2.20% due 08/15/22	768,000	744,256
Eastman Chemical Co.
3.60% due 08/15/22	1,665,000	1,685,997
International Paper Co.
4.75% due 02/15/22	1,471,000	1,550,776
Nucor Corp.
4.13% due 09/15/22	1,220,000	1,266,016

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Basic Materials - 2.3% (continued)
Agrium, Inc.
3.15% due 10/01/22	$1,093,000	$1,090,658
Celanese US Holdings LLC
4.63% due 11/15/22	826,000	862,230
Syngenta Finance N.V.
3.13% due 03/28/22	622,000	598,642
Total Basic Materials		16,362,530
Utilities - 2.0%
Exelon Corp.
3.50% due 06/01/22	2,340,000	2,339,049
Exelon Generation Company LLC
4.25% due 06/15/22	1,115,000	1,152,369
3.40% due 03/15/22	965,000	967,530
Duke Energy Corp.
2.40% due 08/15/22	1,050,000	1,016,587
3.05% due 08/15/22	891,000	884,654
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,525,000	1,762,300
Entergy Corp.
4.00% due 07/15/22	1,088,000	1,116,173
Alabama Power Co.
2.45% due 03/30/22	1,047,000	1,023,442
CenterPoint Energy, Inc.
2.50% due 09/01/22	1,051,000	1,016,768
Sempra Energy
2.88% due 10/01/22	1,003,000	986,808
Duke Energy Progress, Inc.
2.80% due 05/15/22	940,000	934,000
FirstEnergy Corp.
2.85% due 07/15/22	955,000	929,120
Total Utilities		14,128,800
Total Corporate Bonds
(Cost $712,510,143)		699,294,335
SECURITIES LENDING COLLATERAL††,3 - 0.1%
Repurchase Agreements
Credit Suisse Securities (USA), LLC	250,000	250,000
issued 02/28/18 at 1.36%
due 03/01/18
RBC Dominion Securities, Inc.	250,000	250,000
issued 02/28/18 at 1.35%
due 03/01/18
Daiwa Capital Markets America	250,000	250,000
issued 02/28/18 at 1.37%
due 03/01/18
Citibank	65,856	65,856
issued 02/28/18 at 1.35%
due 03/01/18
Total Securities Lending Collateral
(Cost $815,856)		815,856
Total Investments - 98.7%
(Cost $713,325,999)		$700,110,191
Other Assets & Liabilities, net - 1.3%		9,542,102
Total Net Assets - 100.0%		$709,652,293

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

††	Value determined based on Level 2 inputs — See Note 3.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$699,294,335	$—	$699,294,335
Securities Lending Collateral	—	815,856	—	815,856
Total Assets	$—	$700,110,191	$—	$700,110,191

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 30.7%
JPMorgan Chase & Co.
3.20% due 01/25/23	$3,623,000	$3,605,919
3.38% due 05/01/23	2,909,000	2,888,605
2.70% due 05/18/23	2,895,000	2,808,301
2.97% due 01/15/23	2,108,000	2,074,884
Wells Fargo & Co.
3.07% due 01/24/23	5,220,000	5,148,447
3.45% due 02/13/23	2,708,000	2,691,684
4.13% due 08/15/23	2,237,000	2,291,919
Bank of America Corp.
3.30% due 01/11/23	5,916,000	5,902,623
4.10% due 07/24/23	2,913,000	3,018,239
Royal Bank of Scotland Group plc
3.88% due 09/12/23	3,800,000	3,783,974
6.00% due 12/19/23	2,613,000	2,792,812
6.10% due 06/10/23	1,775,000	1,897,721
Morgan Stanley
3.75% due 02/25/23	3,355,000	3,408,081
4.10% due 05/22/23	2,692,000	2,743,551
Berkshire Hathaway, Inc.
2.75% due 03/15/23	2,660,000	2,612,386
3.00% due 02/11/23	749,000	749,441
Citigroup, Inc.
3.50% due 05/15/23	1,762,000	1,756,953
3.88% due 10/25/23	1,269,000	1,293,354
Goldman Sachs Group, Inc.
3.63% due 01/22/23	3,022,000	3,048,580
HSBC Holdings plc
3.60% due 05/25/23	3,000,000	3,017,885
State Street Corp.
3.70% due 11/20/23	1,471,000	1,509,573
3.10% due 05/15/23	1,441,000	1,421,734
Crown Castle International Corp.
5.25% due 01/15/23	2,623,000	2,813,862
Cooperatieve Rabobank UA
4.63% due 12/01/23	2,400,000	2,508,197
Capital One Bank USA North America
3.38% due 02/15/23	2,200,000	2,172,112
PNC Bank North America
2.95% due 01/30/23	1,100,000	1,078,666
3.80% due 07/25/23	900,000	916,165
Barclays plc
3.68% due 01/10/23	1,900,000	1,888,316
Boston Properties LP
3.85% due 02/01/23	1,573,000	1,611,946
Bank of New York Mellon Corp.
2.20% due 08/16/23	1,687,000	1,597,536
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	800,000	821,173
3.00% due 01/18/23	785,000	773,001
Santander UK Group Holdings plc
3.57% due 01/10/23	1,600,000	1,588,501
American Tower Corp.
3.50% due 01/31/23	1,460,000	1,461,891

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 30.7% (continued)
Prologis, LP
4.25% due 08/15/23	$1,349,000	$1,412,156
MetLife, Inc.
4.37% due 09/15/23	1,231,000	1,294,557
HCP, Inc.
4.25% due 11/15/23	1,223,000	1,263,297
Discover Bank
4.20% due 08/08/23	1,220,000	1,256,471
Leucadia National Corp.
5.50% due 10/18/23	1,182,000	1,243,834
Realty Income Corp.
4.65% due 08/01/23	1,139,000	1,202,722
Air Lease Corp.
3.00% due 09/15/23	1,215,000	1,183,116
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	1,147,000	1,156,829
Hospitality Properties Trust
4.50% due 06/15/23	1,078,000	1,106,736
Aflac, Inc.
3.63% due 06/15/23	1,073,000	1,092,214
Welltower, Inc.
3.75% due 03/15/23	1,066,000	1,084,158
Capital One Financial Corp.
3.50% due 06/15/23	1,086,000	1,082,703
Ameriprise Financial, Inc.
4.00% due 10/15/23	1,023,000	1,054,501
Ares Capital Corp.
3.50% due 02/10/23	887,000	860,704
Omega Healthcare Investors, Inc.
4.38% due 08/01/23	775,000	772,793
Simon Property Group, LP
2.75% due 02/01/23	772,000	756,415
Jefferies Group LLC
5.13% due 01/20/23	679,000	722,306
Boston Properties, LP
3.13% due 09/01/23	707,000	695,258
Brixmor Operating Partnership, LP
3.25% due 09/15/23	609,000	590,253
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	600,000	583,131
Loews Corp.
2.63% due 05/15/23	547,000	530,225
Allstate Corp.
3.15% due 06/15/23	527,000	526,560
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	503,000	511,588
ERP Operating, LP
3.00% due 04/15/23	505,000	502,130
Weyerhaeuser Co.
4.63% due 09/15/23	450,000	477,502

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 30.7% (continued)
Mitsubishi UFJ Financial Group, Inc.
2.53% due 09/13/23	$500,000	$477,282
Total Financial		103,137,473
Consumer, Non-cyclical - 19.6%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	8,373,000	8,359,242
2.63% due 01/17/23	1,766,000	1,714,579
Shire Acquisitions Investments Ireland DAC
2.88% due 09/23/23	3,561,000	3,413,476
Coca-Cola Co.
3.20% due 11/01/23	2,185,000	2,203,362
2.50% due 04/01/23	1,019,000	992,003
Abbott Laboratories
3.40% due 11/30/23	2,009,000	2,003,918
3.25% due 04/15/23	1,023,000	1,018,665
Thermo Fisher Scientific, Inc.
3.00% due 04/15/23	1,473,000	1,446,606
3.15% due 01/15/23	1,451,000	1,445,152
Merck & Co., Inc.
2.80% due 05/18/23	2,639,000	2,612,516
Philip Morris International, Inc.
2.63% due 03/06/23	822,000	796,682
2.13% due 05/10/23	807,000	762,374
3.60% due 11/15/23	654,000	661,150
UnitedHealth Group, Inc.
2.88% due 03/15/23	1,121,000	1,104,866
2.75% due 02/15/23	1,090,000	1,069,011
Zoetis, Inc.
3.25% due 02/01/23	2,149,000	2,134,498
Diageo Capital plc
2.63% due 04/29/23	2,123,000	2,061,840
Aetna, Inc.
2.80% due 06/15/23	2,060,000	1,977,470
Johnson & Johnson
3.38% due 12/05/23	1,129,000	1,156,302
2.05% due 03/01/23	807,000	774,804
Howard Hughes Corp.
3.50% due 09/01/23	1,804,000	1,844,300
HCA, Inc.
4.75% due 05/01/23	1,785,000	1,820,700
CVS Health Corp.
4.00% due 12/05/23	1,734,000	1,759,941
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	1,676,000	1,646,616
Constellation Brands, Inc.
4.25% due 05/01/23	1,561,000	1,616,903
PepsiCo, Inc.
2.75% due 03/01/23	1,612,000	1,594,704
AbbVie, Inc.
2.85% due 05/14/23	1,601,000	1,554,009
Procter & Gamble Co.
3.10% due 08/15/23	1,458,000	1,463,374
Pfizer, Inc.
3.00% due 06/15/23	1,462,000	1,463,262

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical - 19.6% (continued)
Anthem, Inc.
3.30% due 01/15/23	$1,458,000	$1,451,577
Express Scripts Holding Co.
3.00% due 07/15/23	1,227,000	1,185,190
Conagra Brands, Inc.
3.20% due 01/25/23	1,171,000	1,165,545
Amgen, Inc.
2.25% due 08/19/23	1,109,000	1,048,154
Gilead Sciences, Inc.
2.50% due 09/01/23	1,003,000	962,233
Total System Services, Inc.
3.75% due 06/01/23	892,000	895,119
Medtronic, Inc.
2.75% due 04/01/23	911,000	894,171
Colgate-Palmolive Co.
1.95% due 02/01/23	811,000	772,653
Kroger Co.
3.85% due 08/01/23	745,000	759,812
Dr Pepper Snapple Group, Inc.
3.13% due 12/15/23	763,000	747,218
Bristol-Myers Squibb Co.
3.25% due 11/01/23	705,000	710,845
Celgene Corp.
4.00% due 08/15/23	641,000	659,311
Reynolds American, Inc.
4.85% due 09/15/23	602,000	644,174
Kellogg Co.
2.65% due 12/01/23	575,000	559,441
Cardinal Health, Inc.
3.20% due 03/15/23	538,000	532,007
Mylan, Inc.
4.20% due 11/29/23	471,000	475,971
Total Consumer, Non-cyclical		65,935,746
Energy - 12.6%
BP Capital Markets plc
2.75% due 05/10/23	2,086,000	2,040,699
3.22% due 11/28/23	1,882,000	1,872,914
3.99% due 09/26/23	1,091,000	1,129,373
Chevron Corp.
3.19% due 06/24/23	3,022,000	3,027,933
2.57% due 05/16/23	919,000	894,638
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	2,700,000	2,896,040
Schlumberger Investment S.A.
3.65% due 12/01/23	2,498,000	2,549,807
Shell International Finance BV
3.40% due 08/12/23	1,344,000	1,357,688
2.25% due 01/06/23	1,229,000	1,177,724
Enterprise Products Operating LLC
3.35% due 03/15/23	2,140,000	2,137,691
EOG Resources, Inc.
2.63% due 03/15/23	1,795,000	1,736,949
Exxon Mobil Corp.
2.73% due 03/01/23	1,750,000	1,729,027
Occidental Petroleum Corp.
2.70% due 02/15/23	1,548,000	1,518,484
MPLX, LP
4.50% due 07/15/23	1,460,000	1,509,576

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Energy - 12.6% (continued)
Kinder Morgan, Inc.
3.15% due 01/15/23	$1,517,000	$1,486,492
Total Capital International S.A.
2.70% due 01/25/23	1,467,000	1,436,711
Kinder Morgan Energy Partners, LP
3.45% due 02/15/23	750,000	743,222
3.50% due 09/01/23	663,000	654,383
Canadian Natural Resources Ltd.
2.95% due 01/15/23	1,415,000	1,384,318
Halliburton Co.
3.50% due 08/01/23	1,290,000	1,298,818
Total Capital Canada Ltd.
2.75% due 07/15/23	1,203,000	1,179,373
Energy Transfer Partners Limited Partnership / Regency Energy Finance Corp.
4.50% due 11/01/23	1,084,000	1,103,431
Enbridge, Inc.
4.00% due 10/01/23	1,037,000	1,060,028
Plains All American Pipeline, LP / PAA Finance Corp.
3.85% due 10/15/23	1,010,000	998,560
Energy Transfer Partners, LP
3.60% due 02/01/23	1,002,000	989,830
Williams Partners, LP
4.50% due 11/15/23	943,000	976,315
TransCanada PipeLines Ltd.
3.75% due 10/16/23	707,000	724,346
Buckeye Partners, LP
4.15% due 07/01/23	663,000	668,245
ONEOK, Inc.
7.50% due 09/01/23	551,000	644,436
Spectra Energy Capital LLC
3.30% due 03/15/23	641,000	631,475
Apache Corp.
2.63% due 01/15/23	641,000	613,939
Total Energy		42,172,465
Communications - 9.1%
Verizon Communications, Inc.
5.15% due 09/15/23	7,806,000	8,466,095
AT&T, Inc.
3.60% due 02/17/23	3,985,000	3,997,747
Comcast Corp.
2.75% due 03/01/23	1,555,000	1,520,357
2.85% due 01/15/23	1,121,000	1,106,281
Vodafone Group plc
2.95% due 02/19/23	2,275,000	2,233,219
Time Warner Entertainment Co., LP
8.38% due 03/15/23	1,388,000	1,660,596
Viacom, Inc.
4.25% due 09/01/23	1,561,000	1,603,095
Cisco Systems, Inc.
2.20% due 09/20/23	957,000	914,207
2.60% due 02/28/23	680,000	668,197
NBCUniversal Media LLC
2.88% due 01/15/23	1,543,000	1,521,407

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 9.1% (continued)
Rogers Communications, Inc.
4.10% due 10/01/23	$856,000	$884,022
3.00% due 03/15/23	464,000	452,178
Telefonica Emisiones SAU
4.57% due 04/27/23	1,050,000	1,112,322
eBay, Inc.
2.75% due 01/30/23	984,000	953,205
Interpublic Group of Cos., Inc.
3.75% due 02/15/23	833,000	838,083
Motorola Solutions, Inc.
3.50% due 03/01/23	753,000	739,607
Thomson Reuters Corp.
4.30% due 11/23/23	660,000	678,954
Booking Holdings, Inc.
2.75% due 03/15/23	669,000	649,268
Time Warner, Inc.
4.05% due 12/15/23	624,000	640,055
Total Communications		30,638,895
Technology - 8.8%
Apple, Inc.
2.40% due 05/03/23	7,705,000	7,458,306
2.85% due 02/23/23	2,594,000	2,570,864
Microsoft Corp.
2.00% due 08/08/23	2,264,000	2,142,304
3.63% due 12/15/23	1,870,000	1,920,958
2.38% due 05/01/23	1,765,000	1,711,372
Oracle Corp.
2.40% due 09/15/23	3,492,000	3,335,707
3.63% due 07/15/23	1,242,000	1,269,995
International Business Machines Corp.
3.38% due 08/01/23	2,400,000	2,419,266
QUALCOMM, Inc.
2.60% due 01/30/23	2,072,000	1,975,936
Analog Devices, Inc.
2.88% due 06/01/23	920,000	895,346
3.13% due 12/05/23	464,000	457,915
Seagate HDD Cayman
4.75% due 06/01/23	1,298,000	1,312,278
Fidelity National Information Services, Inc.
3.50% due 04/15/23	807,000	809,772
Texas Instruments, Inc.
2.25% due 05/01/23	833,000	796,570
Maxim Integrated Products, Inc.
3.38% due 03/15/23	575,000	571,522
Total Technology		29,648,111
Consumer, Cyclical - 7.3%
General Motors Financial Co., Inc.
3.70% due 05/09/23	1,750,000	1,743,417
4.25% due 05/15/23	1,110,000	1,134,502
Newell Brands, Inc.
3.85% due 04/01/23	2,392,000	2,384,027
Walmart, Inc.
2.55% due 04/11/23	2,302,000	2,256,055
General Motors Co.
4.88% due 10/02/23	2,139,000	2,246,226

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Cyclical - 7.3% (continued)
Toyota Motor Credit Corp.
2.63% due 01/10/23	$1,045,000	$1,023,708
2.25% due 10/18/23	979,000	933,907
Ford Motor Credit Co. LLC
4.38% due 08/06/23	1,600,000	1,636,862
Home Depot, Inc.
2.70% due 04/01/23	1,550,000	1,522,302
Ford Motor Credit Company LLC
3.10% due 05/04/23	1,400,000	1,349,406
Dollar General Corp.
3.25% due 04/15/23	1,188,000	1,179,114
Starbucks Corp.
3.85% due 10/01/23	1,050,000	1,093,051
QVC, Inc.
4.38% due 03/15/23	1,084,000	1,082,611
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	933,000	976,151
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	1,025,000	959,279
NIKE, Inc.
2.25% due 05/01/23	840,000	812,755
Mohawk Industries, Inc.
3.85% due 02/01/23	731,000	745,623
Lowe's Cos., Inc.
3.88% due 09/15/23	654,000	678,796
TJX Cos., Inc.
2.50% due 05/15/23	641,000	622,946
AutoZone, Inc.
3.13% due 07/15/23	256,000	252,029
Total Consumer, Cyclical		24,632,767
Industrial - 5.5%
John Deere Capital Corp.
2.80% due 03/06/23	1,368,000	1,343,973
2.80% due 01/27/23	732,000	722,989
General Electric Co.
3.10% due 01/09/23	1,775,000	1,745,599
Northrop Grumman Corp.
3.25% due 08/01/23	1,478,000	1,467,992
Burlington Northern Santa Fe LLC
3.00% due 03/15/23	1,338,000	1,334,601
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	1,219,000	1,266,032
Precision Castparts Corp.
2.50% due 01/15/23	1,129,000	1,104,591
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	1,025,000	1,069,037
Lockheed Martin Corp.
3.10% due 01/15/23	1,014,000	1,013,961
Republic Services, Inc.
4.75% due 05/15/23	870,000	922,943
Packaging Corp. of America
4.50% due 11/01/23	827,000	870,628
Waste Management, Inc.
2.40% due 05/15/23	874,000	838,519

	Face Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Industrial - 5.5% (continued)
CSX Corp.
3.70% due 11/01/23	$766,000	$779,808
Caterpillar Financial Services Corp.
3.75% due 11/24/23	707,000	729,061
CNH Industrial N.V.
4.50% due 08/15/23	669,000	685,417
General Dynamics Corp.
1.88% due 08/15/23	718,000	672,068
Emerson Electric Co.
2.63% due 02/15/23	567,000	553,502
Norfolk Southern Corp.
2.90% due 02/15/23	555,000	548,263
Cummins, Inc.
3.65% due 10/01/23	348,000	359,902
Agilent Technologies, Inc.
3.88% due 07/15/23	296,000	299,957
Total Industrial		18,328,843
Utilities - 3.0%
Southern Co.
2.95% due 07/01/23	1,650,000	1,604,942
FirstEnergy Corp.
4.25% due 03/15/23	1,551,000	1,597,809
Sempra Energy
4.05% due 12/01/23	929,000	957,991
PPL Capital Funding, Inc.
3.40% due 06/01/23	929,000	928,788
Florida Power & Light Co.
2.75% due 06/01/23	782,000	768,246
Duke Energy Carolinas LLC
2.50% due 03/15/23	763,000	740,564
Delmarva Power & Light Co.
3.50% due 11/15/23	679,000	690,979
Virginia Electric & Power Co.
2.75% due 03/15/23	668,000	653,951
Public Service Electric & Gas Co.
2.38% due 05/15/23	643,000	621,529
National Fuel Gas Co.
3.75% due 03/01/23	606,000	602,636
Southern California Edison Co.
3.50% due 10/01/23	505,000	509,747
Black Hills Corp.
4.25% due 11/30/23	399,000	410,542
Total Utilities		10,087,724
Basic Materials - 2.5%
El du Pont de Nemours & Co.
2.80% due 02/15/23	1,636,000	1,609,591
Goldcorp, Inc.
3.70% due 03/15/23	1,429,000	1,439,889
Mosaic Co.
4.25% due 11/15/23	1,309,000	1,347,227
LYB International Finance BV
4.00% due 07/15/23	919,000	940,171
Praxair, Inc.
2.70% due 02/21/23	813,000	798,979
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	727,000	757,474
Nucor Corp.
4.00% due 08/01/23	705,000	728,689

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Basic Materials - 2.5% (continued)
Agrium, Inc.
3.50% due 06/01/23	$705,000	$707,607
Total Basic Materials		8,329,627
Total Corporate Bonds
(Cost $339,121,105)		332,911,651
Total Investments - 99.1%
(Cost $339,121,105)	$332,911,651
Other Assets & Liabilities, net - 0.9%	3,148,069
Total Net Assets - 100.0%	$336,059,720

††	Value determined based on Level 2 inputs — See Note 3.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$332,911,651	$—	$332,911,651
Total Assets	$—	$332,911,651	$—	$332,911,651

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 35.5%
Bank of America Corp.
4.20% due 08/26/24	$3,594,000	$3,668,263
4.13% due 01/22/24	3,170,000	3,281,349
4.00% due 04/01/24	3,178,000	3,262,446
JPMorgan Chase & Co.
3.88% due 09/10/24	3,524,000	3,546,900
3.63% due 05/13/24	2,458,000	2,467,973
3.88% due 02/01/24	2,025,000	2,067,074
Morgan Stanley
3.88% due 04/29/24	3,777,000	3,821,921
3.70% due 10/23/24	3,462,000	3,462,515
Goldman Sachs Group, Inc.
4.00% due 03/03/24	3,451,000	3,518,376
3.85% due 07/08/24	2,898,000	2,921,122
Credit Suisse AG NY
3.63% due 09/09/24	3,750,000	3,742,281
Wells Fargo & Co.
3.30% due 09/09/24	2,795,000	2,754,476
4.48% due 01/16/24	924,000	963,832
Royal Bank of Scotland Group plc
5.13% due 05/28/24	2,700,000	2,769,467
HSBC Holdings plc
4.25% due 03/14/24	2,450,000	2,484,222
Bank of New York Mellon Corp.
3.65% due 02/04/24	840,000	855,537
3.40% due 05/15/24	753,000	753,942
3.25% due 09/11/24	468,000	463,464
Deutsche Bank AG
3.70% due 05/30/24	2,111,000	2,060,603
BPCE S.A.
4.00% due 04/15/24	1,850,000	1,889,890
Simon Property Group, LP
3.38% due 10/01/24	1,025,000	1,018,262
3.75% due 02/01/24	791,000	806,968
Intesa Sanpaolo SpA
5.25% due 01/12/24	1,450,000	1,547,981
Citigroup, Inc.
4.00% due 08/05/24	755,000	764,475
3.75% due 06/16/24	751,000	758,234
Synchrony Financial
4.25% due 08/15/24	1,475,000	1,487,297
Barclays plc
4.38% due 09/11/24	1,400,000	1,376,527
Mastercard, Inc.
3.38% due 04/01/24	1,296,000	1,300,502
American International Group, Inc.
4.13% due 02/15/24	1,196,000	1,228,165
American Tower Corp.
5.00% due 02/15/24	1,141,000	1,218,192
BlackRock, Inc.
3.50% due 03/18/24	1,194,000	1,215,037
MetLife, Inc.
3.60% due 04/10/24	1,180,000	1,184,392
Washington Prime Group, LP
5.95% due 08/15/24	1,158,000	1,150,481
US Bancorp
3.60% due 09/11/24	1,126,000	1,139,471

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 35.5% (continued)
BNP Paribas S.A.
4.25% due 10/15/24	$1,100,000	$1,129,289
Fifth Third Bancorp
4.30% due 01/16/24	1,083,000	1,120,653
Lloyds Banking Group plc
4.50% due 11/04/24	1,100,000	1,118,216
PNC Financial Services Group, Inc.
3.90% due 04/29/24	1,090,000	1,111,449
State Street Corp.
3.30% due 12/16/24	1,076,000	1,071,088
Aflac, Inc.
3.63% due 11/15/24	1,035,000	1,046,589
Santander UK plc
4.00% due 03/13/24	1,017,000	1,038,079
U.S. Bancorp
3.70% due 01/30/24	1,012,000	1,036,618
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	513,789
3.40% due 07/11/24	500,000	499,460
HSBC USA, Inc.
3.50% due 06/23/24	1,000,000	997,326
Brookfield Finance LLC
4.00% due 04/01/24	980,000	992,508
HCP, Inc.
3.88% due 08/15/24	962,000	965,442
American Express Co.
3.63% due 12/05/24	960,000	961,842
Capital One Financial Corp.
3.75% due 04/24/24	925,000	928,774
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	883,000	886,868
Ameriprise Financial, Inc.
3.70% due 10/15/24	831,000	842,110
Crown Castle International Corp.
3.20% due 09/01/24	850,000	819,470
VEREIT Operating Partnership, LP
4.60% due 02/06/24	747,000	767,181
Boston Properties, LP
3.80% due 02/01/24	727,000	740,255
Prudential Financial, Inc.
3.50% due 05/15/24	730,000	736,038
Discover Financial Services
3.95% due 11/06/24	725,000	724,821
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	673,000	717,027
Chubb INA Holdings, Inc.
3.35% due 05/15/24	710,000	711,148
Air Lease Corp.
4.25% due 09/15/24	684,000	701,726
Aon plc
3.50% due 06/14/24	675,000	673,360
Willis North America, Inc.
3.60% due 05/15/24	671,000	667,246

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Financial - 35.5% (continued)
Nasdaq, Inc.
4.25% due 06/01/24	$569,000	$585,837
Invesco Finance plc
4.00% due 01/30/24	529,000	545,763
CNA Financial Corp.
3.95% due 05/15/24	520,000	528,239
Brixmor Operating Partnership, LP
3.65% due 06/15/24	520,000	509,825
Brown & Brown, Inc.
4.20% due 09/15/24	494,000	504,225
Barclays Bank plc
3.75% due 05/15/24	500,000	500,964
PNC Bank North America
3.30% due 10/30/24	500,000	497,856
WP Carey, Inc.
4.60% due 04/01/24	463,000	479,686
Stifel Financial Corp.
4.25% due 07/18/24	399,000	401,786
Total Financial		95,024,190
Consumer, Non-cyclical - 15.8%
Becton Dickinson and Co.
3.36% due 06/06/24	2,292,000	2,211,887
3.73% due 12/15/24	1,568,000	1,546,459
Novartis Capital Corp.
3.40% due 05/06/24	2,757,000	2,782,849
HCA, Inc.
5.00% due 03/15/24	2,530,000	2,583,763
Gilead Sciences, Inc.
3.70% due 04/01/24	2,220,000	2,254,978
PepsiCo, Inc.
3.60% due 03/01/24	1,697,000	1,731,227
Tyson Foods, Inc.
3.95% due 08/15/24	1,674,000	1,703,840
Altria Group, Inc.
4.00% due 01/31/24	1,598,000	1,645,326
Amgen, Inc.
3.63% due 05/22/24	1,626,000	1,639,894
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	1,589,000	1,615,357
Allergan Funding SCS
3.85% due 06/15/24	1,524,000	1,524,424
McKesson Corp.
3.80% due 03/15/24	1,450,000	1,468,612
Express Scripts Holding Co.
3.50% due 06/15/24	1,358,000	1,333,352
Pfizer, Inc.
3.40% due 05/15/24	1,215,000	1,228,619
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	1,151,000	1,187,278
Celgene Corp.
3.63% due 05/15/24	1,180,000	1,178,003
Medtronic, Inc.
3.63% due 03/15/24	1,035,000	1,056,041
Mondelez International, Inc.
4.00% due 02/01/24	961,000	997,312

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Aetna, Inc.
3.50% due 11/15/24	$963,000	$946,052
Anthem, Inc.
3.50% due 08/15/24	943,000	937,769
McCormick & Company, Inc.
3.15% due 08/15/24	948,000	929,815
Philip Morris International, Inc.
3.25% due 11/10/24	904,000	891,237
Humana, Inc.
3.85% due 10/01/24	883,000	890,633
CVS Health Corp.
3.38% due 08/12/24	865,000	842,721
Cardinal Health, Inc.
3.08% due 06/15/24	858,000	823,746
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	800,000	798,587
AmerisourceBergen Corp.
3.40% due 05/15/24	791,000	787,019
Wyeth LLC
6.45% due 02/01/24	647,000	761,076
Moody's Corp.
4.88% due 02/15/24	703,000	749,365
Colgate-Palmolive Co.
3.25% due 03/15/24	715,000	721,259
Unilever Capital Corp.
2.60% due 05/05/24	700,000	674,516
Stryker Corp.
3.38% due 05/15/24	579,000	578,886
Kroger Co.
4.00% due 02/01/24	504,000	515,632
General Mills, Inc.
3.65% due 02/15/24	504,000	511,323
Clorox Co.
3.50% due 12/15/24	410,000	412,457
Total Consumer, Non-cyclical		42,461,314
Energy - 13.6%
BP Capital Markets plc
3.81% due 02/10/24	1,471,000	1,507,931
3.54% due 11/04/24	1,188,000	1,194,889
3.22% due 04/14/24	1,112,000	1,103,921
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	2,700,000	2,758,347
Total Capital International S.A.
3.75% due 04/10/24	1,475,000	1,515,925
3.70% due 01/15/24	1,111,000	1,136,242
Sabine Pass Liquefaction LLC
5.75% due 05/15/24	2,400,000	2,595,011
Kinder Morgan Energy Partners, LP
4.25% due 09/01/24	917,000	928,657
4.30% due 05/01/24	699,000	711,382
4.15% due 02/01/24	703,000	709,969
MPLX, LP
4.88% due 12/01/24	1,472,000	1,550,520
Spectra Energy Partners, LP
4.75% due 03/15/24	1,395,000	1,470,779
Williams Partners, LP
4.30% due 03/04/24	1,357,000	1,392,697

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 13.6% (continued)
ConocoPhillips Co.
3.35% due 11/15/24	$1,219,000	$1,213,507
Cimarex Energy Co.
4.38% due 06/01/24	1,087,000	1,129,189
Exxon Mobil Corp.
3.18% due 03/15/24	1,111,000	1,116,110
Chevron Corp.
2.90% due 03/03/24	1,090,000	1,068,320
Enterprise Products Operating LLC
3.90% due 02/15/24	1,038,000	1,054,115
Statoil ASA
3.70% due 03/01/24	1,022,000	1,046,224
Husky Energy, Inc.
4.00% due 04/15/24	945,000	958,852
Kerr-McGee Corp.
6.95% due 07/01/24	823,000	955,863
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.60% due 11/01/24	989,000	945,202
Noble Energy, Inc.
3.90% due 11/15/24	882,000	885,743
Canadian Natural Resources Ltd.
3.80% due 04/15/24	851,000	849,735
Suncor Energy, Inc.
3.60% due 12/01/24	846,000	843,657
Marathon Petroleum Corp.
3.63% due 09/15/24	840,000	837,480
Anadarko Petroleum Corp.
3.45% due 07/15/24	830,000	813,548
EnLink Midstream Partners, LP
4.40% due 04/01/24	762,000	766,417
Oceaneering International, Inc.
4.65% due 11/15/24	747,000	723,385
Enable Midstream Partners, LP
3.90% due 05/15/24	696,000	686,761
Equities Midstream Partners, LP
4.00% due 08/01/24	619,000	605,380
Boardwalk Pipelines, LP
4.95% due 12/15/24	579,000	598,651
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	443,000	445,121
Enbridge, Inc.
3.50% due 06/10/24	440,000	433,393
Total Energy		36,552,923
Communications - 9.0%
Verizon Communications, Inc.
3.50% due 11/01/24	3,074,000	3,055,984
4.15% due 03/15/24	1,470,000	1,515,433
AT&T, Inc.
4.45% due 04/01/24	1,669,000	1,722,146
3.90% due 03/11/24	1,203,000	1,214,621
3.80% due 03/01/24	1,082,000	1,087,194
Comcast Corp.
3.00% due 02/01/24	1,505,000	1,478,238
3.60% due 03/01/24	1,454,000	1,469,230

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 9.0% (continued)
Amazon.com, Inc.
3.80% due 12/05/24	$1,496,000	$1,536,967
Cisco Systems, Inc.
3.63% due 03/04/24	1,172,000	1,201,665
Alphabet, Inc.
3.38% due 02/25/24	1,160,000	1,183,710
Time Warner, Inc.
3.55% due 06/01/24	1,043,000	1,034,446
WPP Finance 2010
3.75% due 09/19/24	965,000	966,522
Omnicom Group, Inc.
3.65% due 11/01/24	892,000	888,973
eBay, Inc.
3.45% due 08/01/24	857,000	849,274
Motorola Solutions, Inc.
4.00% due 09/01/24	844,000	844,149
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	755,000	772,225
Juniper Networks, Inc.
4.50% due 03/15/24	650,000	669,860
CBS Corp.
3.70% due 08/15/24	641,000	640,007
21st Century Fox America, Inc.
3.70% due 09/15/24	590,000	594,070
Expedia, Inc.
4.50% due 08/15/24	498,000	504,108
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	443,000	440,808
Viacom, Inc.
3.88% due 04/01/24	410,000	409,909
Total Communications		24,079,539
Technology - 8.5%
Apple, Inc.
3.45% due 05/06/24	3,225,000	3,251,497
3.00% due 02/09/24	2,273,000	2,244,803
2.85% due 05/11/24	2,273,000	2,215,667
Microsoft Corp.
2.88% due 02/06/24	2,822,000	2,779,258
International Business Machines Corp.
3.63% due 02/12/24	2,500,000	2,547,459
Oracle Corp.
3.40% due 07/08/24	2,447,000	2,454,413
QUALCOMM, Inc.
2.90% due 05/20/24	1,969,000	1,863,410
KLA-Tencor Corp.
4.65% due 11/01/24	1,538,000	1,617,447
Intel Corp.
2.88% due 05/11/24	1,423,000	1,390,341
Xilinx, Inc.
2.95% due 06/01/24	669,000	648,002
Pitney Bowes, Inc.
4.63% due 03/15/24[1]	649,000	605,193
DXC Technology Co.
4.25% due 04/15/24	539,000	551,611

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Technology - 8.5% (continued)
Fidelity National Information Services, Inc.
3.88% due 06/05/24	$505,000	$514,120
Total Technology		22,683,221
Consumer, Cyclical - 6.7%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	2,742,000	2,727,596
Walmart, Inc.
3.30% due 04/22/24	1,879,000	1,899,692
Ford Motor Credit Company LLC
3.81% due 01/09/24	1,000,000	986,890
3.66% due 09/08/24	900,000	876,995
General Motors Financial Company, Inc.
3.95% due 04/13/24	1,732,000	1,729,853
Home Depot, Inc.
3.75% due 02/15/24	1,571,000	1,621,562
Target Corp.
3.50% due 07/01/24	1,264,000	1,290,776
Costco Wholesale Corp.
2.75% due 05/18/24	1,202,000	1,169,925
Magna International, Inc.
3.63% due 06/15/24	877,000	884,719
QVC, Inc.
4.85% due 04/01/24	859,000	871,196
Delphi Corp.
4.15% due 03/15/24	752,000	770,833
McDonald's Corp.
3.25% due 06/10/24	712,000	714,515
Newell Brands, Inc.
4.00% due 12/01/24	619,000	612,129
Toyota Motor Credit Corp.
2.90% due 04/17/24	617,000	608,131
American Honda Finance Corp.
2.90% due 02/16/24	557,000	547,450
Macy's Retail Holdings, Inc.
3.63% due 06/01/24[1]	527,000	504,189
Johnson Controls, Inc.
3.63% due 07/02/24	235,000	237,562
Total Consumer, Cyclical		18,054,013
Industrial - 5.3%
General Electric Co.
3.38% due 03/11/24	1,153,000	1,135,734
3.45% due 05/15/24	524,000	516,261
Burlington Northern Santa Fe LLC
3.40% due 09/01/24	984,000	995,422
3.75% due 04/01/24	505,000	518,755
Arconic, Inc.
5.13% due 10/01/24	1,398,000	1,453,046
Illinois Tool Works, Inc.
3.50% due 03/01/24	1,052,000	1,070,817
Caterpillar, Inc.
3.40% due 05/15/24	1,043,000	1,055,060
Rockwell Collins, Inc.
3.20% due 03/15/24	999,000	978,599
United Technologies Corp.
2.80% due 05/04/24	980,000	939,514

	Face Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Industrial - 5.3% (continued)
CSX Corp.
3.40% due 08/01/24	$825,000	$822,438
Ingram Micro, Inc.
5.45% due 12/15/24	819,000	812,444
FedEx Corp.
4.00% due 01/15/24	740,000	764,985
Parker-Hannifin Corp.
3.30% due 11/21/24	729,000	725,857
Keysight Technologies, Inc.
4.55% due 10/30/24	696,000	722,288
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	624,000	626,717
John Deere Capital Corp.
3.35% due 06/12/24	547,000	548,542
Fluor Corp.
3.50% due 12/15/24	462,000	464,499
Total Industrial		14,150,978
Basic Materials - 2.5%
LyondellBasell Industries N.V.
5.75% due 04/15/24	1,150,000	1,275,440
Dow Chemical Co.
3.50% due 10/01/24	1,055,000	1,050,907
International Paper Co.
3.65% due 06/15/24	1,035,000	1,047,270
Monsanto Co.
3.38% due 07/15/24	992,000	984,345
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	882,000	884,475
Georgia-Pacific LLC
8.00% due 01/15/24	689,000	856,897
Sherwin-Williams Co.
3.13% due 06/01/24	539,000	525,913
Total Basic Materials		6,625,247
Utilities - 1.7%
Duke Energy Corp.
3.75% due 04/15/24	1,180,000	1,196,165
Southern California Gas Co.
3.15% due 09/15/24	924,000	920,415
MidAmerican Energy Co.
3.50% due 10/15/24	860,000	876,681
Sempra Energy
3.55% due 06/15/24	578,000	577,756
Dominion Energy, Inc.
3.63% due 12/01/24	561,000	561,204
Florida Power & Light Co.
3.25% due 06/01/24	488,000	490,984
Total Utilities		4,623,205
Total Corporate Bonds
(Cost $269,014,532)		264,254,630

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.3%
Repurchase Agreements
Citigroup Global Markets, Inc.	$250,000	$250,000
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	250,000	250,000
issued 02/28/18 at 1.35%
due 03/01/18
Royal Bank of Scotland plc	242,823	242,823
issued 02/28/18 at 1.35%
due 03/01/18
Total Securities Lending Collateral
(Cost $742,823)		742,823
Total Investments - 98.9%
(Cost $269,757,355)		$264,997,453
Other Assets & Liabilities, net - 1.1%		2,817,950
Total Net Assets - 100.0%		$267,815,403

††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$264,254,630	$—	$264,254,630
Securities Lending Collateral	—	742,823	—	742,823
Total Assets	$—	$264,997,453	$—	$264,997,453

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 33.2%
Bank of America Corp.
3.88% due 08/01/25	$1,376,000	$1,395,927
4.00% due 01/22/25	1,063,000	1,068,546
3.95% due 04/21/25	969,000	968,364
Goldman Sachs Group, Inc.
3.50% due 01/23/25	1,231,000	1,210,053
3.75% due 05/22/25	1,059,000	1,055,859
4.25% due 10/21/25	740,000	746,648
Citigroup, Inc.
4.40% due 06/10/25	969,000	992,993
5.50% due 09/13/25	741,000	811,736
3.30% due 04/27/25	740,000	721,372
3.88% due 03/26/25	323,000	321,250
JPMorgan Chase & Co.
3.13% due 01/23/25	1,235,000	1,200,429
3.90% due 07/15/25	1,157,000	1,175,490
Morgan Stanley
4.00% due 07/23/25	1,166,000	1,182,123
5.00% due 11/24/25	754,000	803,580
Wells Fargo & Co.
3.55% due 09/29/25	1,059,000	1,050,299
3.00% due 02/19/25	969,000	930,490
Visa, Inc.
3.15% due 12/14/25	1,801,000	1,764,075
Capital One Financial Corp.
4.20% due 10/29/25	741,000	735,955
3.20% due 02/05/25	319,000	306,289
GE Capital International Funding Company Unlimited Co
3.37% due 11/15/25	900,000	865,884
HSBC Holdings plc
4.25% due 08/18/25	800,000	797,798
HCP, Inc.
3.40% due 02/01/25	418,000	406,833
4.00% due 06/01/25	315,000	316,605
Branch Banking & Trust Co.
3.63% due 09/16/25	700,000	700,587
Barclays plc
3.65% due 03/16/25	700,000	675,468
State Street Corp.
3.55% due 08/18/25	633,000	636,020
Santander Issuances SAU
5.17% due 11/19/25	600,000	629,793
Lloyds Banking Group plc
4.58% due 12/10/25	600,000	608,132
Deutsche Bank AG
4.50% due 04/01/25	600,000	588,650
Cooperatieve Rabobank UA
4.38% due 08/04/25	550,000	559,616
Synchrony Financial
4.50% due 07/23/25	525,000	534,234
Welltower, Inc.
4.00% due 06/01/25	521,000	526,229
American Tower Corp.
4.00% due 06/01/25	525,000	526,024
Northern Trust Corp.
3.95% due 10/30/25	418,000	430,000

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 33.2% (continued)
American International Group, Inc.
3.75% due 07/10/25	$431,000	$429,602
Citizens Financial Group, Inc.
4.30% due 12/03/25	418,000	425,831
MetLife, Inc.
3.60% due 11/13/25	315,000	315,951
3.00% due 03/01/25	109,000	105,556
Ventas Realty, LP
3.50% due 02/01/25	418,000	410,505
Chubb INA Holdings, Inc.
3.15% due 03/15/25	418,000	408,312
Sumitomo Mitsui Banking Corp.
3.65% due 07/23/25	400,000	401,522
Santander Holdings USA, Inc.
4.50% due 07/17/25	324,000	329,114
Prologis, LP
3.75% due 11/01/25	315,000	320,837
Marsh & McLennan Companies, Inc.
3.50% due 03/10/25	315,000	313,722
Simon Property Group, LP
3.50% due 09/01/25	315,000	313,248
PNC Bank North America
3.25% due 06/01/25	300,000	295,577
Aon plc
3.88% due 12/15/25	270,000	273,153
Brixmor Operating Partnership, LP
3.85% due 02/01/25	270,000	263,687
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	247,394
AvalonBay Communities, Inc.
3.45% due 06/01/25	216,000	215,261
CME Group, Inc.
3.00% due 03/15/25	216,000	210,928
Bank of New York Mellon Corp.
3.00% due 02/24/25	216,000	209,862
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	216,000	208,753
DDR Corp.
3.63% due 02/01/25	187,000	180,841
TD Ameritrade Holding Corp.
3.63% due 04/01/25	162,000	163,386
Brookfield Asset Management, Inc.
4.00% due 01/15/25	109,000	109,297
Host Hotels & Resorts, LP
4.00% due 06/15/25	109,000	108,342
Lloyds Bank plc
3.50% due 05/14/25	108,000	108,281
Essex Portfolio, LP
3.50% due 04/01/25	109,000	107,419
Discover Financial Services
3.75% due 03/04/25	109,000	107,197

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 33.2% (continued)
MUFG Americas Holdings Corp.
3.00% due 02/10/25	$109,000	$105,645
Total Financial		33,932,574
Consumer, Non-cyclical - 23.9%
Allergan Funding SCS
3.80% due 03/15/25	1,807,000	1,785,712
Medtronic, Inc.
3.50% due 03/15/25	1,708,000	1,707,522
AbbVie, Inc.
3.60% due 05/14/25	1,601,000	1,585,848
Reynolds American, Inc.
4.45% due 06/12/25	1,269,000	1,308,322
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	1,053,000	1,022,780
CVS Health Corp.
3.88% due 07/20/25	1,028,000	1,017,220
Celgene Corp.
3.88% due 08/15/25	1,018,000	1,016,682
PepsiCo, Inc.
3.50% due 07/17/25	521,000	523,563
2.75% due 04/30/25	418,000	402,275
Merck & Company, Inc.
2.75% due 02/10/25	956,000	923,932
UnitedHealth Group, Inc.
3.75% due 07/15/25	847,000	859,293
AstraZeneca plc
3.38% due 11/16/25	847,000	834,804
HCA, Inc.
5.25% due 04/15/25	741,000	763,230
Biogen, Inc.
4.05% due 09/15/25	745,000	762,594
Kraft Heinz Foods Co.
3.95% due 07/15/25	754,000	746,652
Baxalta, Inc.
4.00% due 06/23/25	745,000	742,753
Gilead Sciences, Inc.
3.50% due 02/01/25	745,000	742,479
Coca-Cola Co.
2.88% due 10/27/25	745,000	724,881
Novartis Capital Corp.
3.00% due 11/20/25	637,000	623,589
Amgen, Inc.
3.13% due 05/01/25	633,000	614,532
Stryker Corp.
3.38% due 11/01/25	525,000	519,060
Sysco Corp.
3.75% due 10/01/25	418,000	422,730
Abbott Laboratories
2.95% due 03/15/25	324,000	309,783
3.88% due 09/15/25	109,000	110,462
Eli Lilly & Co.
2.75% due 06/01/25	431,000	416,316
Zoetis, Inc.
4.50% due 11/13/25	315,000	334,335
Verisk Analytics, Inc.
4.00% due 06/15/25	324,000	327,121
Automatic Data Processing, Inc.
3.38% due 09/15/25	324,000	325,142

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 23.9% (continued)
Laboratory Corp. of America Holdings
3.60% due 02/01/25	$323,000	$318,270
JM Smucker Co.
3.50% due 03/15/25	319,000	317,155
Boston Scientific Corp.
3.85% due 05/15/25	315,000	316,648
Cigna Corp.
3.25% due 04/15/25	324,000	312,103
Philip Morris International, Inc.
3.38% due 08/11/25	315,000	310,663
Unilever Capital Corp.
3.10% due 07/30/25	300,000	294,604
Mead Johnson Nutrition Co.
4.13% due 11/15/25	216,000	220,528
Cardinal Health, Inc.
3.75% due 09/15/25	216,000	214,008
Quest Diagnostics, Inc.
3.50% due 03/30/25	216,000	213,548
S&P Global, Inc.
4.00% due 06/15/25	125,000	128,125
Danaher Corp.
3.35% due 09/15/25	109,000	109,685
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	109,000	106,013
AmerisourceBergen Corp.
3.25% due 03/01/25	109,000	105,065
Total Consumer, Non-cyclical		24,440,027
Energy - 12.4%
Shell International Finance BV
3.25% due 05/11/25	1,166,000	1,152,607
Halliburton Co.
3.80% due 11/15/25	843,000	844,871
Exxon Mobil Corp.
2.71% due 03/06/25	847,000	814,541
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	722,000	777,726
MPLX, LP
4.88% due 06/01/25	525,000	550,720
4.00% due 02/15/25	216,000	215,953
Kinder Morgan, Inc.
4.30% due 06/01/25	637,000	643,759
Enterprise Products Operating LLC
3.75% due 02/15/25	632,000	635,632
Williams Partners, LP
4.00% due 09/15/25	315,000	314,523
3.90% due 01/15/25	315,000	313,114
Columbia Pipeline Group, Inc.
4.50% due 06/01/25	525,000	539,479
Murphy Oil Corp.
5.75% due 08/15/25	516,000	515,484
Helmerich & Payne International Drilling Co.
4.65% due 03/15/25	451,000	465,759
ConocoPhillips Co.
3.35% due 05/15/25	418,000	418,695
EnLink Midstream Partners, LP
4.15% due 06/01/25	418,000	409,689

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 12.4% (continued)
ONEOK Partners, LP
4.90% due 03/15/25	$339,000	$356,713
Enbridge Energy Partners, LP
5.88% due 10/15/25	310,000	343,379
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.65% due 10/15/25	324,000	327,175
BP Capital Markets plc
3.51% due 03/17/25	323,000	322,850
Marathon Oil Corp.
3.85% due 06/01/25	323,000	320,589
Energy Transfer Partners, LP
4.05% due 03/15/25	324,000	318,865
Spectra Energy Partners, LP
3.50% due 03/15/25	324,000	314,863
Canadian Natural Resources Ltd.
3.90% due 02/01/25	315,000	313,796
Chevron Corp.
3.33% due 11/17/25	315,000	313,792
Concho Resources, Inc.
4.38% due 01/15/25	207,000	213,191
Phillips 66 Partners, LP
3.61% due 02/15/25	216,000	212,364
Western Gas Partners, LP
3.95% due 06/01/25	216,000	211,280
Devon Energy Corp.
5.85% due 12/15/25	109,000	123,986
Occidental Petroleum Corp.
3.50% due 06/15/25	109,000	109,286
Valero Energy Corp.
3.65% due 03/15/25	109,000	108,375
EOG Resources, Inc.
3.15% due 04/01/25	109,000	105,536
Total Energy		12,628,592
Technology - 9.5%
Microsoft Corp.
2.70% due 02/12/25	1,181,000	1,141,185
3.13% due 11/03/25	1,076,000	1,062,737
Apple, Inc.
3.20% due 05/13/25	754,000	747,563
2.50% due 02/09/25	741,000	700,386
Oracle Corp.
2.95% due 05/15/25	1,166,000	1,130,510
Hewlett Packard Enterprise Co.
4.90% due 10/15/25	969,000	1,005,991
Intel Corp.
3.70% due 07/29/25	853,000	870,971
Qualcomm, Inc.
3.45% due 05/20/25	847,000	821,427
Fidelity National Information Services, Inc.
5.00% due 10/15/25	431,000	462,711
International Business Machines Corp.
7.00% due 10/30/25	315,000	391,061
Lam Research Corp.
3.80% due 03/15/25	324,000	329,262

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Technology - 9.5% (continued)
Adobe Systems, Inc.
3.25% due 02/01/25	$324,000	$321,377
Analog Devices, Inc.
3.90% due 12/15/25	223,000	226,184
Applied Materials, Inc.
3.90% due 10/01/25	216,000	222,356
Fiserv, Inc.
3.85% due 06/01/25	216,000	218,370
Total Technology		9,652,091
Communications - 8.3%
AT&T, Inc.
3.40% due 05/15/25	2,133,000	2,051,501
3.95% due 01/15/25	324,000	324,336
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25	2,030,000	2,089,971
Comcast Corp.
3.38% due 08/15/25	637,000	627,575
3.38% due 02/15/25	324,000	320,472
Time Warner, Inc.
3.60% due 07/15/25	740,000	720,266
Amazon.com, Inc.
5.20% due 12/03/25	422,000	469,892
Walt Disney Co.
3.15% due 09/17/25	431,000	426,858
Booking Holdings, Inc.
3.65% due 03/15/25	324,000	322,018
CBS Corp.
3.50% due 01/15/25	324,000	318,290
21st Century Fox America, Inc.
3.70% due 10/15/25	315,000	318,196
Rogers Communications, Inc.
3.63% due 12/15/25	315,000	314,546
Cisco Systems, Inc.
3.50% due 06/15/25	109,000	110,777
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	109,000	108,143
Total Communications		8,522,841
Consumer, Cyclical - 4.1%
Ford Motor Credit Company LLC
4.13% due 08/04/25	700,000	689,771
General Motors Financial Co., Inc.
4.00% due 01/15/25	539,000	535,073
Magna International, Inc.
4.15% due 10/01/25	418,000	430,139
Kohl's Corp.
4.25% due 07/17/25	418,000	425,318
Tapestry, Inc.
4.25% due 04/01/25	418,000	418,108
Home Depot, Inc.
3.35% due 09/15/25	324,000	322,623
Lowe's Companies, Inc.
3.38% due 09/15/25	315,000	310,245
QVC, Inc.
4.45% due 02/15/25	315,000	309,451

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 4.1% (continued)
General Motors Financial Company, Inc.
4.30% due 07/13/25	$216,000	$216,878
BorgWarner, Inc.
3.38% due 03/15/25	216,000	211,527
Dollar General Corp.
4.15% due 11/01/25	109,000	112,391
McDonald's Corp.
3.38% due 05/26/25	109,000	107,894
General Motors Co.
4.00% due 04/01/25	109,000	107,817
Total Consumer, Cyclical		4,197,235
Industrial - 3.4%
Precision Castparts Corp.
3.25% due 06/15/25	521,000	518,519
Lockheed Martin Corp.
2.90% due 03/01/25	431,000	414,923
FedEx Corp.
3.20% due 02/01/25	418,000	410,581
CSX Corp.
3.35% due 11/01/25	418,000	409,439
Waste Management, Inc.
3.13% due 03/01/25	324,000	317,212
Republic Services, Inc.
3.20% due 03/15/25	324,000	316,771
Emerson Electric Co.
3.15% due 06/01/25	216,000	214,958
Burlington Northern Santa Fe LLC
3.00% due 04/01/25	216,000	211,331
Canadian Pacific Railway Co.
2.90% due 02/01/25	216,000	208,027
Masco Corp.
4.45% due 04/01/25	109,000	112,859
Harris Corp.
3.83% due 04/27/25	109,000	110,112
Union Pacific Corp.
3.25% due 08/15/25	109,000	108,249

	Face
	Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 3.4% (continued)
3M Co.
3.00% due 08/07/25	$109,000	$107,468
Total Industrial		3,460,449
Utilities - 2.5%
American Water Capital Corp.
3.40% due 03/01/25	562,000	562,036
Exelon Corp.
3.95% due 06/15/25	431,000	436,507
Southern Power Co.
4.15% due 12/01/25	418,000	430,914
Dominion Energy, Inc.
3.90% due 10/01/25	315,000	319,111
Xcel Energy, Inc.
3.30% due 06/01/25	216,000	212,762
Pacific Gas & Electric Co.
3.50% due 06/15/25	216,000	211,132
Florida Power & Light Co.
3.13% due 12/01/25	157,000	155,044
WEC Energy Group, Inc.
3.55% due 06/15/25	109,000	109,239
Duke Energy Progress LLC
3.25% due 08/15/25	109,000	107,963
Total Utilities		2,544,708
Basic Materials - 1.5%
Eastman Chemical Co.
3.80% due 03/15/25	651,000	661,802
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	418,000	426,411
Agrium, Inc.
3.38% due 03/15/25	216,000	210,186
Potash Corporation of Saskatchewan, Inc.
3.00% due 04/01/25	216,000	205,153
Total Basic Materials		1,503,552
Total Corporate Bonds
(Cost $103,349,966)		100,882,069
Total Investments - 98.8%
(Cost $103,349,966)		$100,882,069
Other Assets & Liabilities, net - 1.2%		1,276,004
Total Net Assets - 100.0%		$102,158,073

††	Value determined based on Level 2 inputs — See Note 3.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.
See Sector Classification in Other Information section.

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$100,882,069	$—	$100,882,069
Total Assets	$—	$100,882,069	$—	$100,882,069

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 38.0%
Wells Fargo & Co.
3.00% due 04/22/26	$681,000	$645,170
3.00% due 10/23/26	681,000	642,873
4.10% due 06/03/26	606,000	607,549
Morgan Stanley
4.35% due 09/08/26	608,000	618,247
3.13% due 07/27/26	608,000	578,040
3.88% due 01/27/26	532,000	533,806
6.25% due 08/09/26	100,000	115,792
JPMorgan Chase & Co.
2.95% due 10/01/26	532,000	500,511
3.20% due 06/15/26	379,000	364,235
4.13% due 12/15/26	308,000	312,353
3.30% due 04/01/26	306,000	297,068
Citigroup, Inc.
3.20% due 10/21/26	531,000	507,597
4.30% due 11/20/26	308,000	311,934
3.40% due 05/01/26	306,000	297,621
4.60% due 03/09/26	154,000	159,287
3.70% due 01/12/26	154,000	153,246
Bank of America Corp.
3.50% due 04/19/26	530,000	522,478
4.25% due 10/22/26	492,000	496,470
4.45% due 03/03/26	308,000	315,433
HSBC Holdings plc
4.30% due 03/08/26	800,000	824,997
4.38% due 11/23/26	200,000	201,167
3.90% due 05/25/26	200,000	200,368
Sumitomo Mitsui Financial Group, Inc.
3.78% due 03/09/26	380,000	380,510
3.01% due 10/19/26	308,000	290,420
2.63% due 07/14/26	308,000	282,862
Barclays plc
5.20% due 05/12/26	500,000	508,658
4.38% due 01/12/26	400,000	401,662
Goldman Sachs Group, Inc.
3.50% due 11/16/26	451,000	434,921
3.75% due 02/25/26	338,000	333,553
Boston Properties, LP
3.65% due 02/01/26	555,000	550,894
2.75% due 10/01/26	154,000	142,766
Cooperatieve Rabobank UA
3.75% due 07/21/26	550,000	535,379
Berkshire Hathaway, Inc.
3.13% due 03/15/26	536,000	522,164
Mitsubishi UFJ Financial Group, Inc.
3.85% due 03/01/26	200,000	201,576
2.76% due 09/13/26	200,000	185,220
Crown Castle International Corp.
4.45% due 02/15/26	226,000	229,939
3.70% due 06/15/26	154,000	148,801
Bank of New York Mellon Corp.
2.45% due 08/17/26	226,000	207,397
2.80% due 05/04/26	154,000	145,201
Branch Banking & Trust Co.
3.80% due 10/30/26	300,000	303,623

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 38.0% (continued)
US Bancorp
3.10% due 04/27/26	$154,000	$147,307
2.38% due 07/22/26	154,000	140,303
Bank One Corp.
7.63% due 10/15/26	226,000	281,851
American Tower Corp.
3.38% due 10/15/26	154,000	146,430
4.40% due 02/15/26	114,000	116,678
Discover Bank
3.45% due 07/27/26	250,000	237,242
Trinity Acquisition plc
4.40% due 03/15/26	226,000	231,952
Ventas Realty, LP
4.13% due 01/15/26	226,000	228,522
Marsh & McLennan Companies, Inc.
3.75% due 03/14/26	226,000	227,771
Simon Property Group, LP
3.30% due 01/15/26	231,000	224,897
Mastercard, Inc.
2.95% due 11/21/26	226,000	217,988
Synchrony Financial
3.70% due 08/04/26	226,000	216,138
Royal Bank of Scotland Group plc
4.80% due 04/05/26	200,000	207,504
Fifth Third Bank/Cincinnati OH
3.85% due 03/15/26	200,000	198,976
Allstate Corp.
3.28% due 12/15/26	200,000	196,052
SunTrust Bank/Atlanta GA
3.30% due 05/15/26	200,000	192,743
Mizuho Financial Group, Inc.
2.84% due 09/13/26	200,000	186,022
Omega Healthcare Investors, Inc.
5.25% due 01/15/26	173,000	175,025
Manulife Financial Corp.
4.15% due 03/04/26	154,000	157,630
Welltower, Inc.
4.25% due 04/01/26	154,000	157,583
American International Group, Inc.
3.90% due 04/01/26	154,000	153,480
Nasdaq, Inc.
3.85% due 06/30/26	154,000	152,654
Chubb INA Holdings, Inc.
3.35% due 05/03/26	154,000	152,297
Old Republic International Corp.
3.88% due 08/26/26	154,000	151,098
Raymond James Financial, Inc.
3.63% due 09/15/26	154,000	150,693
Capital One Financial Corp.
3.75% due 07/28/26	154,000	147,301
Ameriprise Financial, Inc.
2.88% due 09/15/26	154,000	145,856
ERP Operating, LP
2.85% due 11/01/26	154,000	145,208

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 38.0% (continued)
State Street Corp.
2.65% due 05/19/26	$154,000	$143,764
Kimco Realty Corp.
2.80% due 10/01/26	154,000	140,366
CBRE Services, Inc.
4.88% due 03/01/26	114,000	120,299
Lloyds Banking Group plc
4.65% due 03/24/26	100,000	101,860
Total Financial		20,605,278
Consumer, Non-cyclical - 20.6%
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	1,915,000	1,898,726
Gilead Sciences, Inc.
3.65% due 03/01/26	689,000	688,442
Johnson & Johnson
2.45% due 03/01/26	659,000	620,233
Express Scripts Holding Co.
4.50% due 02/25/26	459,000	473,776
HCA, Inc.
5.25% due 06/15/26	457,000	469,568
AbbVie, Inc.
3.20% due 05/14/26	454,000	434,255
Shire Acquisitions Investments Ireland DAC
3.20% due 09/23/26	457,000	425,813
Kraft Heinz Foods Co.
3.00% due 06/01/26	454,000	417,599
Abbott Laboratories
3.75% due 11/30/26	407,000	403,735
PepsiCo, Inc.
2.85% due 02/24/26	226,000	217,584
2.38% due 10/06/26	154,000	142,019
Kroger Co.
3.50% due 02/01/26	226,000	220,031
2.65% due 10/15/26	154,000	139,458
CVS Health Corp.
2.88% due 06/01/26	380,000	347,052
Pfizer, Inc.
3.00% due 12/15/26	205,000	198,501
2.75% due 06/03/26	154,000	146,999
Mylan N.V.
3.95% due 06/15/26	306,000	296,470
Procter & Gamble Co.
2.70% due 02/02/26	154,000	146,802
2.45% due 11/03/26	154,000	143,158
Molson Coors Brewing Co.
3.00% due 07/15/26	305,000	284,915
S&P Global, Inc.
4.40% due 02/15/26	226,000	239,368
Stryker Corp.
3.50% due 03/15/26	226,000	225,969
Constellation Brands, Inc.
3.70% due 12/06/26	226,000	224,365
Total System Services, Inc.
4.80% due 04/01/26	205,000	215,363
Philip Morris International, Inc.
2.75% due 02/25/26	226,000	213,479

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 20.6% (continued)
Hershey Co.
2.30% due 08/15/26	$226,000	$205,845
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	202,047
Sysco Corp.
3.30% due 07/15/26	154,000	149,885
UnitedHealth Group, Inc.
3.10% due 03/15/26	154,000	149,055
Kellogg Co.
3.25% due 04/01/26	154,000	147,117
Bunge Limited Finance Corp.
3.25% due 08/15/26	154,000	145,458
Thermo Fisher Scientific, Inc.
2.95% due 09/19/26	154,000	144,180
Ecolab, Inc.
2.70% due 11/01/26	154,000	143,693
Coca-Cola Co.
2.25% due 09/01/26	154,000	142,067
Archer-Daniels-Midland Co.
2.50% due 08/11/26	154,000	141,991
Baxter International, Inc.
2.60% due 08/15/26	154,000	141,151
Amgen, Inc.
2.60% due 08/19/26	154,000	140,868
Unilever Capital Corp.
2.00% due 07/28/26	100,000	89,636
Total Consumer, Non-cyclical		11,176,673
Energy - 10.3%
Exxon Mobil Corp.
3.04% due 03/01/26	538,000	526,339
Shell International Finance BV
2.88% due 05/10/26	354,000	339,472
2.50% due 09/12/26	154,000	143,356
Transcontinental Gas Pipe Line Company LLC
7.85% due 02/01/26	345,000	429,272
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	338,000	369,648
Energy Transfer Partners, LP
4.75% due 01/15/26	345,000	350,945
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.50% due 12/15/26	338,000	337,343
Chevron Corp.
2.95% due 05/16/26	308,000	295,759
Anadarko Petroleum Corp.
5.55% due 03/15/26	226,000	246,763
ConocoPhillips Co.
4.95% due 03/15/26	226,000	245,765
Magellan Midstream Partners, LP
5.00% due 03/01/26	226,000	244,011
EOG Resources, Inc.
4.15% due 01/15/26	226,000	233,968
Enterprise Products Operating LLC
3.70% due 02/15/26	226,000	225,967

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 10.3% (continued)
HollyFrontier Corp.
5.88% due 04/01/26	$205,000	$221,600
Boardwalk Pipelines, LP
5.95% due 06/01/26	200,000	216,747
Occidental Petroleum Corp.
3.40% due 04/15/26	154,000	151,999
BP Capital Markets plc
3.12% due 05/04/26	154,000	149,186
TransCanada PipeLines Ltd.
4.88% due 01/15/26	136,000	147,831
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	154,000	147,538
Valero Energy Corp.
3.40% due 09/15/26	154,000	147,357
Buckeye Partners, LP
3.95% due 12/01/26	154,000	147,143
Spectra Energy Partners, LP
3.38% due 10/15/26	154,000	146,919
Pioneer Natural Resources Co.
4.45% due 01/15/26	114,000	118,734
Total Energy		5,583,662
Communications - 6.8%
AT&T, Inc.
4.13% due 02/17/26	451,000	451,325
7.13% due 03/15/26	154,000	183,105
Cisco Systems, Inc.
2.50% due 09/20/26	305,000	285,502
2.95% due 02/28/26	154,000	149,865
Comcast Corp.
3.15% due 03/01/26	451,000	435,272
CBS Corp.
4.00% due 01/15/26	336,000	335,705
Walt Disney Co.
3.00% due 02/13/26	154,000	150,889
1.85% due 07/30/26	154,000	137,230
Verizon Communications, Inc.
2.63% due 08/15/26	304,000	277,382
Alphabet, Inc.
2.00% due 08/15/26	305,000	277,303
Time Warner, Inc.
3.88% due 01/15/26	226,000	222,990
Booking Holdings, Inc.
3.60% due 06/01/26	154,000	150,682
Omnicom Group, Inc.
3.60% due 04/15/26	154,000	150,568
Viacom, Inc.
3.45% due 10/04/26	154,000	146,352
Discovery Communications LLC
4.90% due 03/11/26	114,000	118,472
Expedia, Inc.
5.00% due 02/15/26	114,000	117,209
Hughes Satellite Systems Corp.
5.25% due 08/01/26	114,000	111,577
Total Communications		3,701,428
Consumer, Cyclical - 6.4%
General Motors Financial Company, Inc.
5.25% due 03/01/26	338,000	358,480
4.00% due 10/06/26	154,000	150,870

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Cyclical - 6.4% (continued)
McDonald's Corp.
3.70% due 01/30/26	$452,000	$454,141
Ford Motor Credit Company LLC
4.39% due 01/08/26	400,000	397,914
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	380,000	360,411
Newell Brands, Inc.
4.20% due 04/01/26	308,000	305,109
Home Depot, Inc.
3.00% due 04/01/26	154,000	149,520
2.13% due 09/15/26	154,000	139,208
Ford Motor Co.
4.35% due 12/08/26	205,000	202,353
Marriott International, Inc.
3.13% due 06/15/26	154,000	146,773
Target Corp.
2.50% due 04/15/26	154,000	143,057
Lowe's Companies, Inc.
2.50% due 04/15/26	154,000	142,243
NIKE, Inc.
2.38% due 11/01/26	154,000	142,232
TJX Companies, Inc.
2.25% due 09/15/26	154,000	139,305
Under Armour, Inc.
3.25% due 06/15/26	154,000	134,955
Starbucks Corp.
2.45% due 06/15/26	114,000	106,270
Total Consumer, Cyclical		3,472,841
Technology - 6.1%
Apple, Inc.
3.25% due 02/23/26	729,000	718,106
2.45% due 08/04/26	305,000	282,844
Microsoft Corp.
2.40% due 08/08/26	681,000	633,162
Oracle Corp.
2.65% due 07/15/26	530,000	495,803
International Business Machines Corp.
3.45% due 02/19/26	300,000	301,010
Analog Devices, Inc.
3.50% due 12/05/26	226,000	221,090
Activision Blizzard, Inc.
3.40% due 09/15/26	226,000	220,373
NVIDIA Corp.
3.20% due 09/16/26	154,000	149,317
Intel Corp.
2.60% due 05/19/26	154,000	145,170
Fidelity National Information Services, Inc.
3.00% due 08/15/26	154,000	144,417
Total Technology		3,311,292
Industrial - 5.6%
Lockheed Martin Corp.
3.55% due 01/15/26	451,000	451,775
Johnson Controls International plc
3.90% due 02/14/26	338,000	342,876
Avnet, Inc.
4.63% due 04/15/26	226,000	228,052

Guggenheim BulletShares 2026 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 5.6% (continued)
Fortive Corp.
3.15% due 06/15/26	$226,000	$218,938
Canadian National Railway Co.
2.75% due 03/01/26	226,000	215,600
Masco Corp.
4.38% due 04/01/26	200,000	205,480
FedEx Corp.
3.25% due 04/01/26	154,000	150,433
Illinois Tool Works, Inc.
2.65% due 11/15/26	154,000	144,740
United Technologies Corp.
2.65% due 11/01/26	154,000	143,213
Honeywell International, Inc.
2.50% due 11/01/26	154,000	142,454
3M Co.
2.25% due 09/19/26	154,000	141,091
CSX Corp.
2.60% due 11/01/26	154,000	140,534
General Dynamics Corp.
2.13% due 08/15/26	154,000	138,823
Roper Technologies, Inc.
3.80% due 12/15/26	114,000	114,151
L3 Technologies, Inc.
3.85% due 12/15/26	114,000	113,307
Wabtec Corp.
3.45% due 11/15/26	114,000	108,707
Total Industrial		3,000,174
Utilities - 4.0%
Southern Co.
3.25% due 07/01/26	308,000	293,746
Virginia Electric & Power Co.
3.15% due 01/15/26	226,000	220,240
Emera US Finance, LP
3.55% due 06/15/26	226,000	217,944

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Utilities - 4.0% (continued)
Pacific Gas & Electric Co.
2.95% due 03/01/26	$226,000	$210,730
Fortis, Inc.
3.06% due 10/04/26	226,000	210,434
Cleco Corporate Holdings LLC
3.74% due 05/01/26	200,000	192,941
Exelon Corp.
3.40% due 04/15/26	154,000	150,112
PPL Capital Funding, Inc.
3.10% due 05/15/26	154,000	146,306
Entergy Corp.
2.95% due 09/01/26	154,000	145,143
Southern California Gas Co.
2.60% due 06/15/26	154,000	144,149
Duke Energy Corp.
2.65% due 09/01/26	154,000	141,658
Commonwealth Edison Co.
2.55% due 06/15/26	114,000	106,894
Total Utilities		2,180,297
Basic Materials - 0.9%
International Paper Co.
3.80% due 01/15/26	231,000	232,672
Praxair, Inc.
3.20% due 01/30/26	226,000	225,808
Total Basic Materials		458,480
Total Corporate Bonds
(Cost $55,130,657)		53,490,125
Total Investments - 98.7%
(Cost $55,130,657)		$53,490,125
Other Assets & Liabilities, net - 1.3%		680,758
Total Net Assets - 100.0%		$54,170,883

††	Value determined based on Level 2 inputs — See Note 3.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2026.
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$53,490,125	$—	$53,490,125
Total Assets	$—	$53,490,125	$—	$53,490,125

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2027 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8%
Financial - 35.3%
Morgan Stanley
3.95% due 04/23/27	$400,000	$394,079
3.63% due 01/20/27	400,000	392,549
Bank of America Corp.
3.25% due 10/21/27	398,000	378,748
4.18% due 11/25/27	200,000	200,302
Sumitomo Mitsui Financial Group, Inc.
3.45% due 01/11/27	300,000	292,103
3.36% due 07/12/27	200,000	192,971
Citigroup, Inc.
4.45% due 09/29/27	400,000	408,685
Wells Fargo & Co.
4.30% due 07/22/27	400,000	406,087
Goldman Sachs Group, Inc.
3.85% due 01/26/27	398,000	392,931
Aon Corp.
8.21% due 01/01/27	300,000	387,750
JPMorgan Chase & Co.
4.25% due 10/01/27	200,000	204,505
3.63% due 12/01/27	100,000	96,720
Crown Castle International Corp.
3.65% due 09/01/27	300,000	287,242
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85% due 01/15/27	194,000	200,456
Banco Santander S.A.
4.25% due 04/11/27	200,000	200,086
Cboe Global Markets, Inc.
3.65% due 01/12/27	200,000	197,974
Mizuho Financial Group, Inc.
3.66% due 02/28/27	200,000	197,757
Lloyds Banking Group plc
3.75% due 01/11/27	200,000	195,300
Capital One Financial Corp.
3.75% due 03/09/27	200,000	194,765
American Express Credit Corp.
3.30% due 05/03/27	200,000	194,608
Simon Property Group, LP
3.38% due 06/15/27	199,000	193,417
Digital Realty Trust, LP
3.70% due 08/15/27	198,000	193,183
US Bancorp
3.15% due 04/27/27	200,000	193,010
Mitsubishi UFJ Financial Group, Inc.
3.29% due 07/25/27	200,000	192,068
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.65% due 07/21/27	200,000	188,546
ING Groep N.V.
3.95% due 03/29/27	100,000	99,940
Discover Financial Services
4.10% due 02/09/27	100,000	99,084
TD Ameritrade Holding Corp.
3.30% due 04/01/27	100,000	97,667
ORIX Corp.
3.70% due 07/18/27	100,000	97,645

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Financial - 35.3% (continued)
Bank of New York Mellon Corp.
3.25% due 05/16/27	$100,000	$97,131
PNC Financial Services Group, Inc.
3.15% due 05/19/27	100,000	96,214
Omega Healthcare Investors, Inc.
4.50% due 04/01/27[1]	100,000	95,725
VEREIT Operating Partnership, LP
3.95% due 08/15/27	100,000	94,956
Total Financial		7,154,204
Consumer, Non-cyclical - 13.8%
Becton Dickinson & Co.
3.70% due 06/06/27	400,000	383,522
Novartis Capital Corp.
3.10% due 05/17/27	200,000	195,828
HCA, Inc.
4.50% due 02/15/27	200,000	195,750
McCormick & Company, Inc.
3.40% due 08/15/27	200,000	194,806
Johnson & Johnson
2.95% due 03/03/27	200,000	194,423
Tyson Foods, Inc.
3.55% due 06/02/27	198,000	193,133
AstraZeneca plc
3.13% due 06/12/27	200,000	192,224
Express Scripts Holding Co.
3.40% due 03/01/27	200,000	189,840
Gilead Sciences, Inc.
2.95% due 03/01/27	200,000	188,471
Cardinal Health, Inc.
3.41% due 06/15/27	200,000	188,361
UnitedHealth Group, Inc.
3.45% due 01/15/27	100,000	99,729
Bristol-Myers Squibb Co.
3.25% due 02/27/27	100,000	98,850
Medtronic Global Holdings SCA
3.35% due 04/01/27	100,000	98,789
Eli Lilly & Co.
3.10% due 05/15/27	100,000	97,654
Kaiser Foundation Hospitals
3.15% due 05/01/27	100,000	97,099
Procter & Gamble Co.
2.85% due 08/11/27	100,000	95,359
Unilever Capital Corp.
2.90% due 05/05/27	100,000	95,317
Total Consumer, Non-cyclical		2,799,155
Energy - 10.7%
Cenovus Energy, Inc.
4.25% due 04/15/27[1]	300,000	293,702
BP Capital Markets plc
3.02% due 01/16/27	200,000	190,864
3.59% due 04/14/27	100,000	99,639
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	200,000	207,871
Marathon Oil Corp.
4.40% due 07/15/27	200,000	203,587

Guggenheim BulletShares 2027 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Energy - 10.7% (continued)
Canadian Natural Resources Ltd.
3.85% due 06/01/27	$200,000	$197,009
MPLX, LP
4.13% due 03/01/27	198,000	196,848
Cimarex Energy Co.
3.90% due 05/15/27	200,000	196,599
Hess Corp.
4.30% due 04/01/27	200,000	196,141
Williams Partners, LP
3.75% due 06/15/27	200,000	193,678
Occidental Petroleum Corp.
3.00% due 02/15/27	200,000	191,308
Total Energy		2,167,246
Communications - 10.1%
Telefonica Emisiones SAU
4.10% due 03/08/27	500,000	497,735
Verizon Communications, Inc.
4.13% due 03/16/27	398,000	405,056
Comcast Corp.
3.30% due 02/01/27	200,000	193,308
2.35% due 01/15/27	200,000	179,827
AT&T, Inc.
4.25% due 03/01/27	200,000	201,038
eBay, Inc.
3.60% due 06/05/27	200,000	194,013
Time Warner, Inc.
3.80% due 02/15/27	200,000	193,900
Walt Disney Co.
2.95% due 06/15/27[1]	200,000	193,011
Total Communications		2,057,888
Technology - 9.6%
Apple, Inc.
3.35% due 02/09/27	398,000	392,744
3.20% due 05/11/27	300,000	292,678
Microsoft Corp.
3.30% due 02/06/27	598,000	593,296
Applied Materials, Inc.
3.30% due 04/01/27	200,000	196,043
Intel Corp.
3.15% due 05/11/27	200,000	195,441
Qualcomm, Inc.
3.25% due 05/20/27	198,000	185,364
International Business Machines Corp.
3.30% due 01/27/27	100,000	98,605
Total Technology		1,954,171
Consumer, Cyclical - 7.2%
Cintas Corporation No. 2
3.70% due 04/01/27	200,000	200,291
General Motors Financial Co., Inc.
4.35% due 01/17/27	199,000	198,808
McDonald's Corp.
3.50% due 03/01/27	200,000	197,358
Toyota Motor Credit Corp.
3.20% due 01/11/27	200,000	197,185
Costco Wholesale Corp.
3.00% due 05/18/27	198,000	191,757

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Cyclical - 7.2% (continued)
Lowe's Companies, Inc.
3.10% due 05/03/27	$200,000	$191,588
General Motors Co.
4.20% due 10/01/27	100,000	98,603
O'Reilly Automotive, Inc.
3.60% due 09/01/27	100,000	97,369
Lear Corp.
3.80% due 09/15/27	100,000	96,900
Total Consumer, Cyclical		1,469,859
Utilities - 5.3%
FirstEnergy Corp.
3.90% due 07/15/27	200,000	198,229
NiSource, Inc.
3.49% due 05/15/27	200,000	195,476
NextEra Energy Capital Holdings, Inc.
3.55% due 05/01/27	199,000	195,025
Sempra Energy
3.25% due 06/15/27	200,000	191,468
Duke Energy Corp.
3.15% due 08/15/27	200,000	189,704
Virginia Electric & Power Co.
3.50% due 03/15/27	100,000	99,437
Total Utilities		1,069,339
Industrial - 3.9%
Arconic, Inc.
5.90% due 02/01/27	200,000	216,000
Rockwell Collins, Inc.
3.50% due 03/15/27	198,000	192,998
United Technologies Corp.
3.13% due 05/04/27	200,000	190,363
CSX Corp.
3.25% due 06/01/27	198,000	189,620
Total Industrial		788,981
Basic Materials - 1.9%
Sherwin-Williams Co.
3.45% due 06/01/27	198,000	191,161
LYB International Finance II BV
3.50% due 03/02/27	100,000	97,521
International Paper Co.
3.00% due 02/15/27	100,000	93,553
Total Basic Materials		382,235
Total Corporate Bonds
(Cost $20,366,343)		19,843,078

Guggenheim BulletShares 2027 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.0%
Repurchase Agreements
Citibank	$249,000	$249,000
issued 02/28/18 at 1.37%
due 03/01/18
Deutsche Bank Securities, Inc.	148,770	148,770
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $397,770)		397,770
Total Investments - 99.8%
(Cost $20,764,113)		$20,240,848
Other Assets & Liabilities, net - 0.2%		43,266
Total Net Assets - 100.0%		$20,284,114

††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2027.
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$19,843,078	$—	$19,843,078
Securities Lending Collateral	—	397,770	—	397,770
Total Assets	$—	$20,240,848	$—	$20,240,848

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial – 0.0%
Tervita Corp.*,6	3,325	$–
Total Common Stocks
(Cost $28,262)		–

	Face
	Amount
CORPORATE BONDS†† - 83.5%
Communications - 21.8%
Sprint Communications, Inc.
9.00% due 11/15/18[1]	$37,118,000	38,556,323
T-Mobile USA, Inc.
6.63% due 04/01/23	21,379,000	22,189,264
6.00% due 03/01/23	8,487,000	8,847,698
6.84% due 04/28/23	7,096,000	7,379,840
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 01/15/24	14,402,000	14,690,040
5.75% due 09/01/23	6,764,000	6,916,190
DISH DBS Corp.
4.25% due 04/01/18	17,448,000	17,513,430
TEGNA, Inc.
6.38% due 10/15/23	8,991,000	9,406,834
Virgin Media Finance plc
6.38% due 04/15/23[1]	8,944,000	9,212,320
Lamar Media Corp.
5.88% due 02/01/22	5,116,000	5,235,714
5.00% due 05/01/23	3,109,000	3,186,725
Frontier Communications Corp.
8.13% due 10/01/18[2]	8,232,000	8,394,170
CSC Holdings LLC
7.63% due 07/15/18	6,514,000	6,611,710
Level 3 Financing, Inc.
5.63% due 02/01/23	6,179,000	6,256,237
Univision Communications, Inc.
6.75% due 09/15/22[1]	3,362,000	3,483,872
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	3,054,000	3,130,350
Nexstar Broadcasting, Inc.
6.13% due 02/15/22[1]	2,257,000	2,335,995
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.38% due 04/01/23	1,833,000	1,887,807
Total Communications		175,234,519
Consumer, Cyclical - 17.8%
Dollar Tree, Inc.
5.75% due 03/01/23	36,067,000	37,532,222
5.25% due 03/01/20	5,911,000	5,988,582
Rite Aid Corp.
6.13% due 04/01/23[1]	12,500,000	12,609,375
9.25% due 03/15/20[2]	11,501,000	11,644,763
Jaguar Land Rover Automotive plc
4.13% due 12/15/18[1]	12,230,000	12,321,725
5.63% due 02/01/23[1,2]	6,150,000	6,311,438
Lennar Corp.
8.38% due 05/15/18[1]	6,913,000	6,999,413
4.13% due 12/01/18	3,511,000	3,533,821
6.95% due 06/01/18	2,720,000	2,750,736

	Face
	Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Consumer, Cyclical - 17.8% (continued)
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18	$7,008,000	$7,043,040
American Airlines Group, Inc.
6.13% due 06/01/18	6,760,000	6,827,600
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[1]	5,559,000	5,836,950
International Automotive Components Group S.A.
9.13% due 06/01/18[1,2]	4,608,000	4,472,640
United Continental Holdings, Inc.
6.38% due 06/01/18	3,879,000	3,912,941
KB Home
7.25% due 06/15/18	3,351,000	3,401,265
Yum! Brands, Inc.
6.25% due 03/15/18	2,920,000	2,930,220
M/I Homes, Inc.
6.75% due 01/15/21	2,763,000	2,859,705
Sears Holdings Corp.
6.63% due 10/15/18	2,288,000	1,804,660
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/18[1]	1,735,000	1,739,337
Brinker International, Inc.
2.60% due 05/15/18	1,519,000	1,517,101
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	613,000	643,650
Scientific Games International, Inc.
7.00% due 01/01/22[1]	590,000	620,975
Total Consumer, Cyclical		143,302,159
Financial - 15.9%
Ally Financial, Inc.
3.60% due 05/21/18	11,530,000	11,561,707
4.75% due 09/10/18	8,977,000	9,078,530
3.25% due 11/05/18	8,768,000	8,785,536
8.00% due 12/31/18	5,897,000	6,154,994
Navient Corp.
8.45% due 06/15/18	32,780,000	33,271,700
Equinix, Inc.
5.38% due 04/01/23	13,535,000	13,957,969
Genworth Holdings, Inc.
6.52% due 05/22/18[2]	9,124,000	9,158,215
Iron Mountain, Inc.
6.00% due 08/15/23	7,504,000	7,804,160
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	5,836,000	5,876,122
9.63% due 05/01/19	1,565,000	1,602,560
Aircastle Ltd.
4.63% due 12/15/18	5,663,000	5,719,630
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[1]	4,755,000	4,779,726
FelCor Lodging, LP
5.63% due 03/01/23	3,944,000	4,037,670

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Financial - 15.9% (continued)
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[1]	$3,538,000	$3,405,325
International Lease Finance Corp.
3.88% due 04/15/18	3,159,000	3,165,093
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	119,000	120,934
Total Financial		128,479,871
Consumer, Non-cyclical - 9.1%
Centene Corp.
5.63% due 02/15/21	19,199,000	19,702,974
APX Group, Inc.
7.88% due 12/01/22	12,851,000	13,573,869
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[1]	9,766,000	10,120,017
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	9,026,000	9,050,370
Darling Ingredients, Inc.
5.38% due 01/15/22	6,804,000	6,991,110
Service Corporation International
5.38% due 01/15/22	5,207,000	5,330,666
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	4,551,000	4,539,623
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[1]	3,414,000	3,426,119
Ceridian HCM Holding, Inc.
11.00% due 03/15/21[1]	603,000	623,852
Total Consumer, Non-cyclical		73,358,600
Technology - 8.3%
EMC Corp.
1.88% due 06/01/18	30,585,000	30,494,575
Dell International LLC / EMC Corp.
5.88% due 06/15/21[1]	23,417,000	24,002,425
Qorvo, Inc.
6.75% due 12/01/23	5,751,000	6,117,626
Dell, Inc.
5.65% due 04/15/18	3,908,000	3,934,379
BMC Software, Inc.
7.25% due 06/01/18	2,560,000	2,580,480
Total Technology		67,129,485
Basic Materials - 4.3%
United States Steel Corp.
8.38% due 07/01/21[1]	13,159,000	14,113,028
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[1]	5,919,000	6,644,077
Lundin Mining Corp.
7.88% due 11/01/22[1]	5,665,000	6,019,063
Steel Dynamics, Inc.
5.25% due 04/15/23	5,543,000	5,681,575

	Face
	Amount	Value
CORPORATE BONDS†† - 83.5% (continued)
Basic Materials - 4.3% (continued)
Smurfit Kappa Acquisitions ULC
4.88% due 09/15/18[1]	$2,525,000	$2,515,531
Total Basic Materials		34,973,274
Industrial - 3.6%
CNH Industrial Capital LLC
3.63% due 04/15/18	8,183,000	8,203,458
GFL Environmental, Inc.
9.88% due 02/01/21[1]	6,664,000	7,047,180
Ply Gem Industries, Inc.
6.50% due 02/01/22	5,868,000	6,111,991
Berry Global, Inc.
6.00% due 10/15/22	4,650,000	4,859,250
Atrium Windows & Doors, Inc.
7.75% due 05/01/19[1]	2,451,000	2,481,638
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	358,000	363,370
Total Industrial		29,066,887
Energy - 2.6%
Rockies Express Pipeline LLC
6.85% due 07/15/18[1]	7,037,000	7,142,555
Resolute Energy Corp.
8.50% due 05/01/20	6,181,000	6,188,726
NuStar Logistics, LP
8.40% due 04/15/18	4,467,000	4,494,919
Seven Generations Energy Ltd.
6.75% due 05/01/23[1]	2,817,000	2,936,723
Total Energy		20,762,923
Diversified - 0.1%
HRG Group, Inc.
7.75% due 01/15/22	478,000	499,211
Total Corporate Bonds
(Cost $674,359,426)		672,806,929
U.S. TREASURY BILLS†† - 14.3%
U.S. Treasury Bills
1.61% due 06/21/18[3,4]	48,000,000	47,755,840
1.46% due 06/21/18[3,4]	29,472,500	29,322,583
1.50% due 06/21/18[3,4]	15,000,000	14,923,700
1.59% due 06/21/18[3,4]	13,000,000	12,933,873
1.60% due 06/21/18[3,4]	10,000,000	9,949,133
1.64% due 06/21/18[3,4]	709,000	705,394
Total U.S. Treasury Bills
(Cost $115,608,854)		115,590,523

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,5 - 2.3%
Repurchase Agreements
Citigroup Global Markets, Inc.	$4,266,487	$4,266,487
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	4,266,487	4,266,487
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	4,266,487	4,266,487
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	4,266,487	4,266,487
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	1,264,124	1,264,124
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $18,330,072)		18,330,072
Total Investments - 100.1%
(Cost $808,326,614)		$806,727,524
Other Assets & Liabilities, net - (0.1)%		(933,147)
Total Net Assets - 100.0%		$805,794,377

*	Non-income producing security.
†† †††	Value determined based on Level 2 inputs — See Note 3. Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $212,422,646 (cost $213,362,516), or 26.4% of total net assets.

2 3	All or a portion of this security is on loan at February 28, 2018 — See Note 4. Rate indicated is the effective yield at the time of purchase.
4	Zero coupon rate security.
5 6
Securities lending collateral — See Note 4.
Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts $0 (cost $28,262), or 0.0% of net assets.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$—	*	$—	*
Corporate Bonds	—	672,806,929	—		672,806,929
Securities Lending Collateral	—	18,330,072	—		18,330,072
U.S. Treasury Bills	—	115,590,523	—		115,590,523
Total Assets	$—	$806,727,524	$—	*	$806,727,524
*Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8%
Communications - 25.5%
T-Mobile USA, Inc.
6.38% due 03/01/25	$18,614,000	$19,684,305
6.00% due 04/15/24	12,335,000	12,859,238
6.50% due 01/15/24	11,074,000	11,627,700
CSC Holdings LLC
10.13% due 01/15/23[1]	28,135,000	31,511,200
8.63% due 02/15/19	5,244,000	5,488,895
Sprint Capital Corp.
6.90% due 05/01/19	22,239,000	23,080,524
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[1]	22,137,000	22,920,650
Sirius XM Radio, Inc.
6.00% due 07/15/24[1]	19,503,000	20,429,392
VTR Finance BV
6.88% due 01/15/24[1]	16,000,000	16,720,000
DISH DBS Corp.
7.88% due 09/01/19	15,258,000	16,135,335
Intelsat Jackson Holdings S.A.
8.00% due 02/15/24[1]	14,904,000	15,686,460
Level 3 Financing, Inc.
5.38% due 01/15/24	9,696,000	9,671,760
Frontier Communications Corp.
7.13% due 03/15/19[2]	6,844,000	6,980,880
Match Group, Inc.
6.38% due 06/01/24	5,204,000	5,646,340
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	5,142,000	5,270,550
Lamar Media Corp.
5.38% due 01/15/24	4,706,000	4,874,899
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.88% due 03/15/25	4,627,000	4,713,756
TEGNA, Inc.
5.13% due 10/15/19	4,384,000	4,449,760
5.50% due 09/15/24[1]	173,000	178,406
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
12.50% due 07/01/22[1]	3,786,000	4,240,736
CommScope, Inc.
5.50% due 06/15/24[1]	3,197,000	3,268,932
CenturyLink, Inc.
6.15% due 09/15/19[2]	2,424,000	2,514,900
VEON Holdings BV
5.20% due 02/13/19[1]	2,450,000	2,496,550
LBI Media, Inc.
10.00% due 04/15/19[1]	2,456,000	2,449,860
Anixter, Inc.
5.63% due 05/01/19	2,246,000	2,302,150
Nokia Oyj
5.38% due 05/15/19	1,616,000	1,658,889

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8% (continued)
Communications - 25.5% (continued)
Telesat Canada / Telesat LLC
8.88% due 11/15/24[1]	$258,000	$283,800
Total Communications		257,145,867
Consumer, Non-cyclical - 14.8%
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25% due 05/15/23[1]	30,487,000	33,268,939
CHS/Community Health Systems, Inc.
8.00% due 11/15/19[2]	23,687,000	22,322,273
Tenet Healthcare Corp.
7.50% due 01/01/22[1]	9,397,000	9,949,074
5.50% due 03/01/19	3,832,000	3,904,469
Centene Corp.
6.13% due 02/15/24	12,916,000	13,594,090
Service Corporation International
5.38% due 05/15/24	11,469,000	11,869,268
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	9,123,000	9,328,268
Vizient, Inc.
10.38% due 03/01/24[1]	8,204,000	9,208,990
Herc Rentals, Inc.
7.50% due 06/01/22[1]	5,691,000	6,117,825
7.75% due 06/01/24[1]	307,000	336,073
US Foods, Inc.
5.88% due 06/15/24[1]	4,729,000	4,929,983
inVentiv Group Holdings, Inc. / inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50% due 10/01/24[1]	4,462,000	4,796,650
APX Group, Inc.
6.38% due 12/01/19	3,225,000	3,277,406
Pinnacle Foods Finance LLC
5.88% due 01/15/24	2,942,000	3,085,422
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1]	2,958,000	2,876,655
Safeway, Inc.
5.00% due 08/15/19	2,421,000	2,430,466
BakerCorp International, Inc.
8.25% due 06/01/19[2]	2,413,000	2,352,675
Graham Holdings Co.
7.25% due 02/01/19	1,710,000	1,775,305
Avon Products, Inc.
6.50% due 03/01/19[2]	1,572,000	1,611,300
Spectrum Brands, Inc.
6.13% due 12/15/24	1,439,000	1,514,548
United Rentals North America, Inc.
5.75% due 11/15/24	258,000	267,352
Total Consumer, Non-cyclical		148,817,031
Technology - 13.3%
Western Digital Corp.
10.50% due 04/01/24	41,408,000	48,188,560
Solera LLC / Solera Finance, Inc.
10.50% due 03/01/24[1]	26,792,000	30,216,018

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8% (continued)
Technology - 13.3% (continued)
Dell International LLC / EMC Corp.
7.13% due 06/15/24[1]	$18,627,000	$20,053,450
MSCI Inc.
5.25% due 11/15/24[1]	11,052,000	11,348,193
Dell, Inc.
5.88% due 06/15/19	6,133,000	6,325,331
Advanced Micro Devices, Inc.
6.75% due 03/01/19	4,883,000	5,084,424
CURO Financial Technologies Corp.
12.00% due 03/01/22[1]	3,673,000	4,067,847
Diebold Nixdorf, Inc.
8.50% due 04/15/24	3,761,000	3,981,959
Microsemi Corp.
9.13% due 04/15/23[1]	2,956,000	3,281,160
Nuance Communications, Inc.
6.00% due 07/01/24	1,367,000	1,437,469
Total Technology		133,984,411
Financial - 9.9%
Navient Corp.
4.88% due 06/17/19	13,337,000	13,520,384
5.50% due 01/15/19	12,929,000	13,151,379
Ally Financial, Inc.
3.75% due 11/18/19	9,520,000	9,596,160
3.50% due 01/27/19	5,904,000	5,939,719
Equinix, Inc.
5.38% due 01/01/22	9,650,000	10,023,937
CIT Group, Inc.
3.88% due 02/19/19	9,690,000	9,762,675
iStar, Inc.
5.00% due 07/01/19	9,522,000	9,551,756
Springleaf Finance Corp.
5.25% due 12/15/19	7,863,000	8,020,260
Och-Ziff Finance Company LLC
4.50% due 11/20/19[1]	5,507,000	5,410,627
Aircastle Ltd.
6.25% due 12/01/19	4,682,000	4,886,837
VEREIT Operating Partnership, LP
3.00% due 02/06/19	3,760,000	3,770,327
International Lease Finance Corp.
6.25% due 05/15/19	2,145,000	2,225,574
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1]	2,090,000	2,123,963
Radian Group, Inc.
5.50% due 06/01/19	1,024,000	1,050,880
Oaktree Capital Group LLC
4.88% due 03/01/19	871,000	868,282
Total Financial		99,902,760
Industrial - 9.0%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	11,153,000	11,376,060
7.00% due 07/15/24[1]	9,710,000	10,244,050

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8% (continued)
Industrial - 9.0% (continued)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[1]	$19,250,000	$20,693,750
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[1]	11,228,000	11,901,680
Cloud Crane LLC
10.13% due 08/01/24[1]	5,731,000	6,433,047
Coveris Holdings S.A.
7.88% due 11/01/19[1,2]	6,200,000	6,182,020
Welbilt, Inc.
9.50% due 02/15/24	4,436,000	4,946,140
Engility Corp.
8.88% due 09/01/24	3,721,000	3,958,214
Zekelman Industries, Inc.
9.88% due 06/15/23[1]	3,526,000	3,887,415
CNH Industrial Capital LLC
3.38% due 07/15/19	2,914,000	2,924,199
XPO Logistics, Inc.
6.13% due 09/01/23[1]	2,727,000	2,839,489
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/19[1]	2,483,000	2,458,170
Greif, Inc.
7.75% due 08/01/19	1,304,000	1,375,720
Manitowoc Company, Inc.
12.75% due 08/15/21[1]	608,000	688,560
LSB Industries, Inc.
8.50% due 08/01/19[3]	343,000	343,858
US Concrete, Inc.
6.38% due 06/01/24	258,000	275,415
CEMEX Finance LLC
6.00% due 04/01/24[1]	200,000	209,500
Total Industrial		90,737,287
Consumer, Cyclical - 8.5%
Lennar Corp.
4.50% due 06/15/19	5,729,000	5,807,774
4.50% due 11/15/19	5,512,000	5,608,460
American Airlines Group, Inc.
5.50% due 10/01/19[1]	9,535,000	9,773,375
Beazer Homes USA, Inc.
8.75% due 03/15/22	6,151,000	6,658,457
5.75% due 06/15/19	1,043,000	1,076,897
MGM Resorts International
8.63% due 02/01/19	5,278,000	5,568,290
Allegiant Travel Co.
5.50% due 07/15/19	4,972,000	5,102,515
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	5,053,000	5,090,898
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[1]	4,940,000	4,983,225
GameStop Corp.
5.50% due 10/01/19[1]	4,871,000	4,950,154
JC Penney Corporation, Inc.
8.13% due 10/01/19	3,914,000	4,114,592
BCD Acquisition, Inc.
9.63% due 09/15/23[1]	3,594,000	3,921,952

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8% (continued)
Consumer, Cyclical - 8.5% (continued)
Guitar Center, Inc.
6.50% due 04/15/19[1]	$3,840,000	$3,811,200
Deck Chassis Acquisition, Inc.
10.00% due 06/15/23[1]	3,393,000	3,715,335
Meritor, Inc.
6.25% due 02/15/24	3,217,000	3,361,765
EMI Music Publishing Group North America Holdings, Inc.
7.63% due 06/15/24[1]	2,558,000	2,794,615
KB Home
4.75% due 05/15/19	2,475,000	2,518,313
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	1,834,000	1,957,795
Yum! Brands, Inc.
5.30% due 09/15/19	1,472,000	1,518,000
Mattel, Inc.
2.35% due 05/06/19	1,447,000	1,434,339
Cedar Fair Limited Partnership / Canada's Wonderland Company / Magnum Management Corp.
5.38% due 06/01/24	1,027,000	1,059,094
Tenneco, Inc.
5.38% due 12/15/24	790,000	817,650
Dana, Inc.
5.50% due 12/15/24	258,000	264,450
Total Consumer, Cyclical		85,909,145
Basic Materials - 6.4%
Joseph T Ryerson & Son, Inc.
11.00% due 05/15/22[1]	7,991,000	8,916,757
Teck Resources Ltd.
8.50% due 06/01/24[1]	7,741,000	8,631,215
Consolidated Energy Finance S.A.
6.75% due 10/15/19[1]	8,034,000	8,164,553
PQ Corp.
6.75% due 11/15/22[1]	6,767,000	7,164,561
Anglo American Capital plc
9.38% due 04/08/19[1]	5,850,000	6,288,750
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1]	5,621,000	6,176,074
AK Steel Corp.
7.50% due 07/15/23	5,326,000	5,712,135
Steel Dynamics, Inc.
5.50% due 10/01/24	5,311,000	5,510,162
Alcoa Nederland Holding B.V.
6.75% due 09/30/24[1]	3,630,000	3,911,325
Kaiser Aluminum Corp.
5.88% due 05/15/24	3,376,000	3,545,813
Ferroglobe plc / Globe Specialty Metals, Inc.
9.38% due 03/01/22[1]	660,000	708,675
Total Basic Materials		64,730,020
Energy - 4.9%
Targa Resources Partners LP / Targas Resources Finance Corp.
4.13% due 11/15/19	6,735,000	6,802,350

	Face
	Amount	Value
CORPORATE BONDS†† - 96.8% (continued)
Energy - 4.9% (continued)
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.75% due 03/15/24	$5,793,000	$6,169,545
DCP Midstream Operating, LP
2.70% due 04/01/19	3,601,000	3,578,494
9.75% due 03/15/19[1]	2,313,000	2,463,345
Canbriam Energy, Inc.
9.75% due 11/15/19[1]	5,075,000	5,201,875
PHI, Inc.
5.25% due 03/15/19	5,220,000	5,148,225
Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp.
6.50% due 04/01/19	5,023,000	5,104,624
Rockies Express Pipeline LLC
6.00% due 01/15/19[1]	4,444,000	4,566,210
Ithaca Energy, Inc.
8.13% due 07/01/19[1]	3,750,000	3,796,875
Andeavor Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	3,395,000	3,505,507
Rowan Companies, Inc.
7.88% due 08/01/19[2]	1,663,000	1,733,677
SEACOR Holdings, Inc.
7.38% due 10/01/19	918,000	947,835
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	521,000	263,105
Total Energy		49,281,667
Utilities - 4.5%
Dynegy, Inc.
6.75% due 11/01/19	21,552,000	22,069,248
7.63% due 11/01/24	3,038,000	3,281,040
NRG Energy, Inc.
6.25% due 05/01/24	8,429,000	8,766,160
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13% due 07/15/19	3,857,000	3,876,285
DPL, Inc.
6.75% due 10/01/19	3,480,000	3,671,400
Atlantica Yield plc
7.00% due 11/15/19[1]	3,500,000	3,666,250
Total Utilities		45,330,383
Total Corporate Bonds
(Cost $976,969,055)		975,838,571

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 2.2%
Repurchase Agreements
Citigroup Global Markets, Inc.	$5,122,592	$5,122,592
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	5,122,592	5,122,592
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	5,122,592	5,122,592
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	5,122,592	5,122,592
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	1,517,766	1,517,766
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $22,008,134)		22,008,134
Total Investments - 99.0%
(Cost $998,977,189)		$997,846,705
Other Assets & Liabilities, net - 1.0%		10,342,203
Total Net Assets - 100.0%		$1,008,188,908

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $463,290,313 (cost $464,171,006), or 46.0% of total net assets.

2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4 plc	Securities lending collateral — See Note 4. Public Limited Company

Stated maturity dates are closed. The corporate bonds may also have call dates in 2019. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$975,838,571	$—	$975,838,571
Securities Lending Collateral	—	22,008,134	—	22,008,134
Total Assets	$—	$997,846,705	$—	$997,846,705

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3%
Communications - 24.2%
SoftBank Corp.
4.50% due 04/15/20[1]	$23,300,000	$23,562,125
Sprint Communications, Inc.
7.00% due 08/15/20	9,626,000	10,095,267
7.00% due 03/01/20[1]	6,444,000	6,822,585
CSC Holdings LLC
10.88% due 10/15/25[1]	7,948,000	9,398,510
6.63% due 10/15/25[1]	5,709,000	6,008,722
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	13,829,000	13,850,860
CommScope Technologies LLC
6.00% due 06/15/25[1]	11,060,000	11,478,068
Frontier Communications Corp.
8.50% due 04/15/20[2]	5,826,000	5,731,327
8.88% due 09/15/20[2]	4,791,000	4,792,485
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/20[1]	5,397,000	5,471,209
7.75% due 07/15/25[1]	3,162,000	3,383,340
DISH DBS Corp.
5.13% due 05/01/20	7,250,000	7,268,125
CenturyLink, Inc.
5.63% due 04/01/20	7,058,000	7,189,985
Sirius XM Radio, Inc.
5.38% due 04/15/25[1]	6,559,000	6,681,981
Altice Luxembourg S.A.
7.63% due 02/15/25[1,2]	6,800,000	6,009,500
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	5,433,000	5,698,511
Level 3 Financing, Inc.
5.38% due 05/01/25	5,173,000	5,147,135
Unitymedia GmbH
6.13% due 01/15/25[1]	4,750,000	4,981,563
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38% due 05/01/25[1]	4,935,000	4,965,844
T-Mobile USA, Inc.
5.13% due 04/15/25	3,619,000	3,664,238
6.50% due 01/15/24	937,000	983,850
GCI, Inc.
6.88% due 04/15/25	4,010,000	4,250,600
Block Communications, Inc.
6.88% due 02/15/25[1]	4,077,000	4,240,080
Millicom International Cellular S.A.
6.00% due 03/15/25[1,2]	3,320,000	3,502,600
Windstream Services LLC / Windstream Finance Corp.
7.75% due 10/15/20	3,823,000	3,306,895
Cablevision Systems Corp.
8.00% due 04/15/20	3,061,000	3,260,577
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.00% due 01/15/25[1]	2,802,000	2,865,045

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Communications - 24.2% (continued)
Altice Finco S.A.
7.63% due 02/15/25[1,2]	$2,280,000	$2,254,350
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	2,403,000	2,249,809
Gannett Company, Inc.
5.13% due 07/15/20	1,973,000	2,002,595
Urban One, Inc.
9.25% due 02/15/20[1,2]	1,795,000	1,745,637
Clear Channel International BV
8.75% due 12/15/20[1]	1,545,000	1,622,250
Cogeco Communications, Inc.
4.88% due 05/01/20[1]	1,003,000	1,011,776
Total Communications		185,497,444
Consumer, Non-cyclical - 17.6%
Valeant Pharmaceuticals International, Inc.
5.38% due 03/15/20[1]	13,732,000	13,749,165
7.00% due 03/15/24[1]	11,453,000	12,097,231
Tenet Healthcare Corp.
6.00% due 10/01/20	12,242,000	12,777,465
4.75% due 06/01/20	2,816,000	2,872,320
6.75% due 02/01/20	2,274,000	2,364,960
WellCare Health Plans, Inc.
5.25% due 04/01/25	8,393,000	8,515,706
Spectrum Brands, Inc.
5.75% due 07/15/25	7,760,000	8,031,600
APX Group, Inc.
8.75% due 12/01/20	6,530,000	6,595,300
United Rentals North America, Inc.
5.50% due 07/15/25	5,801,000	5,996,784
JBS Investments GmbH
7.75% due 10/28/20[1]	5,800,000	5,952,250
Kindred Healthcare, Inc.
8.00% due 01/15/20	5,395,000	5,792,881
Vector Group Ltd.
6.13% due 02/01/25[1]	5,653,000	5,787,259
CHS/Community Health Systems, Inc.
7.13% due 07/15/20[2]	6,785,000	5,767,250
Hertz Corp.
5.88% due 10/15/20[2]	5,530,000	5,536,912
Monitronics International, Inc.
9.13% due 04/01/20	4,835,000	4,230,625
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.88% due 04/15/20[1,2]	4,089,000	3,976,553
Universal Hospital Services, Inc.
7.63% due 08/15/20	3,639,000	3,693,585
Chobani LLC / Chobani Finance Corp., Inc.
7.50% due 04/15/25[1]	3,509,000	3,671,291
Avon Products, Inc.
6.60% due 03/15/20	3,369,000	3,402,690
Rent-A-Center, Inc.
6.63% due 11/15/20[2]	3,431,000	3,173,675

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Non-cyclical - 17.6% (continued)
ADT Corp.
5.25% due 03/15/20	$2,861,000	$2,946,830
Dole Food Co., Inc.
7.25% due 06/15/25[1]	2,038,000	2,144,995
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	2,104,000	2,117,150
Encompass Health Corp.
5.75% due 09/15/25	2,053,000	2,094,060
RR Donnelley & Sons Co.
7.63% due 06/15/20	1,478,000	1,581,460
Service Corp. International
4.50% due 11/15/20	293,000	295,198
Total Consumer, Non-cyclical		135,165,195
Industrial - 10.4%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	15,976,710	16,236,331
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 02/15/25[1]	9,900,000	10,172,250
BWAY Holding Co.
5.50% due 04/15/24[1]	8,498,000	8,710,450
BlueLine Rental Finance Corp. / BlueLine Rental LLC
9.25% due 03/15/24[1]	7,487,000	8,114,036
Bombardier, Inc.
7.75% due 03/15/20[1]	6,251,000	6,696,384
Ball Corp.
4.38% due 12/15/20	5,330,000	5,469,913
Flex Acquisition Company, Inc.
6.88% due 01/15/25[1]	4,057,000	4,115,319
TransDigm, Inc.
5.50% due 10/15/20	4,050,000	4,090,500
Energizer Holdings, Inc.
5.50% due 06/15/25[1]	3,977,000	3,986,943
USG Corp.
5.50% due 03/01/25[1]	2,861,000	2,986,169
Omnimax International, Inc.
12.00% due 08/15/20[1]	2,403,000	2,589,232
Tutor Perini Corp.
6.88% due 05/01/25[1]	2,262,000	2,380,755
Sealed Air Corp.
6.50% due 12/01/20[1]	1,416,000	1,515,120
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	887,000	906,957
Briggs & Stratton Corp.
6.88% due 12/15/20	725,000	797,500
Silgan Holdings, Inc.
5.00% due 04/01/20	416,000	416,000
Norbord, Inc.
5.38% due 12/01/20[1]	293,000	308,383

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Industrial - 10.4% (continued)
Koppers, Inc.
6.00% due 02/15/25[1]	$278,000	$288,425
Total Industrial		79,780,667
Consumer, Cyclical - 10.1%
MGM Resorts International
6.75% due 10/01/20	5,937,000	6,352,590
5.25% due 03/31/20	2,475,000	2,558,531
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20	8,550,000	8,699,625
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63% due 04/01/25	6,201,000	6,239,757
International Game Technology plc
5.63% due 02/15/20[1]	4,650,000	4,826,700
Aramark Services, Inc.
5.00% due 04/01/25[1]	4,052,000	4,092,520
Scientific Games International, Inc.
6.25% due 09/01/20	3,968,000	4,007,680
ZF North America Capital, Inc.
4.00% due 04/29/20[1]	3,850,000	3,931,812
Levi Strauss & Co.
5.00% due 05/01/25	3,419,000	3,513,091
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	2,223,000	2,269,016
6.38% due 05/15/25[1]	827,000	861,114
American Airlines Group, Inc.
4.63% due 03/01/20[1]	2,899,000	2,938,861
Jaguar Land Rover Automotive plc
3.50% due 03/15/20[1]	2,950,000	2,920,500
American Greetings Corp.
7.88% due 02/15/25[1]	2,761,000	2,836,927
Michaels Stores, Inc.
5.88% due 12/15/20[1]	2,773,000	2,818,061
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[1]	2,914,000	2,549,750
JC Penney Company, Inc.
5.65% due 06/01/20[2]	2,492,000	2,488,885
L Brands, Inc.
7.00% due 05/01/20	2,245,000	2,414,778
KB Home
8.00% due 03/15/20	2,074,000	2,252,882
Yum! Brands, Inc.
3.88% due 11/01/20	2,053,000	2,073,530
Penske Auto Group, Inc.
3.75% due 08/15/20	1,835,000	1,825,825
Dollar Tree, Inc.
5.25% due 03/01/20	1,650,000	1,671,657
United Continental Holdings, Inc.
6.00% due 12/01/20	1,430,000	1,522,950
Goodyear Tire & Rubber Co.
8.75% due 08/15/20[2]	618,000	695,250
Meritage Homes Corp.
7.15% due 04/15/20	456,000	489,060

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Cyclical - 10.1% (continued)
Lennar Corp.
6.63% due 05/01/20[1]	$455,000	$483,438
Total Consumer, Cyclical		77,334,790
Basic Materials - 9.5%
Hexion, Inc.
6.63% due 04/15/20	10,169,000	9,508,015
10.00% due 04/15/20	2,253,000	2,196,675
Blue Cube Spinco, Inc.
9.75% due 10/15/23	5,343,000	6,224,595
10.00% due 10/15/25	4,047,000	4,846,282
Freeport-McMoRan, Inc.
3.10% due 03/15/20	7,172,000	7,127,175
TPC Group, Inc.
8.75% due 12/15/20[1]	6,157,000	6,218,570
Chemours Co.
7.00% due 05/15/25	5,292,000	5,728,590
ArcelorMittal
5.50% due 08/05/20	2,353,000	2,456,532
5.13% due 06/01/20[2]	1,821,000	1,889,287
Eldorado Gold Corp.
6.13% due 12/15/20[1]	4,139,000	4,035,525
Huntsman International LLC
4.88% due 11/15/20	3,424,000	3,514,839
United States Steel Corp.
7.38% due 04/01/20	3,251,000	3,492,224
Hudbay Minerals, Inc.
7.63% due 01/15/25[1]	2,766,000	3,021,855
Kraton Polymers LLC
7.00% due 04/15/25[1]	2,868,000	2,975,550
Aleris International, Inc.
7.88% due 11/01/20	2,891,000	2,878,222
CF Industries, Inc.
7.13% due 05/01/20	2,370,000	2,532,938
Evraz Group S.A.
6.50% due 04/22/20[1]	2,000,000	2,106,060
Constellium N.V.
6.63% due 03/01/25[1,2]	1,900,000	1,971,250
PH Glatfelter Co.
5.38% due 10/15/20	595,000	603,598
Total Basic Materials		73,327,782
Financial - 9.4%
Ally Financial, Inc.
8.00% due 03/15/20	5,946,000	6,466,275
4.13% due 03/30/20	5,374,000	5,427,740
7.50% due 09/15/20	3,000,000	3,270,000
Navient Corp.
8.00% due 03/25/20	9,269,000	9,952,589
5.00% due 10/26/20	3,672,000	3,704,130
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	12,662,000	12,916,823
Springleaf Finance Corp.
8.25% due 12/15/20	5,243,000	5,727,978
6.00% due 06/01/20	1,087,000	1,123,686
Equinix, Inc.
5.75% due 01/01/25	4,069,000	4,272,450

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Financial - 9.4% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	$3,800,000	$3,864,638
FelCor Lodging Trust, Inc.
6.00% due 06/01/25	3,169,000	3,260,109
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	2,847,000	2,923,513
Genworth Holdings, Inc.
7.70% due 06/15/20	2,188,000	2,193,470
CIT Group, Inc.
5.38% due 05/15/20	2,024,000	2,097,370
Aircastle Ltd.
7.63% due 04/15/20	1,830,000	1,974,112
Radian Group, Inc.
5.25% due 06/15/20	915,000	949,312
CoreCivic, Inc.
4.13% due 04/01/20	937,000	941,685
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1]	400,000	409,750
Stearns Holdings LLC
9.38% due 08/15/20[1]	353,000	365,355
CyrusOne, LP / CyrusOne Finance Corp.
5.00% due 03/15/24	278,000	280,780
Total Financial		72,121,765
Energy - 9.4%
Transocean, Inc.
9.00% due 07/15/23[1]	9,376,000	10,161,240
6.50% due 11/15/20[2]	1,849,000	1,922,960
Tullow Oil plc
6.00% due 11/01/20[1]	6,988,000	7,075,350
Energy Transfer Equity, LP
7.50% due 10/15/20	6,474,000	7,040,475
Citgo Holding, Inc.
10.75% due 02/15/20[1]	6,421,000	6,918,628
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	5,518,000	5,759,413
DCP Midstream Operating, LP
5.35% due 03/15/20[1]	4,532,000	4,667,960
Calfrac Holdings, LP
7.50% due 12/01/20[1]	4,127,000	4,117,921
WPX Energy, Inc.
7.50% due 08/01/20	3,352,000	3,603,400
Weatherford International Ltd.
5.13% due 09/15/20[2]	3,042,000	3,064,815
Sable Permian Resources LLC / AEPB Finance Corp.
8.00% due 06/15/20[1,2]	3,011,000	3,048,637
Pattern Energy Group, Inc.
5.88% due 02/01/24[1]	2,591,000	2,681,167
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20[2]	2,430,000	2,481,637
Whiting Petroleum Corp.
5.75% due 03/15/21	2,403,000	2,463,075
NuStar Logistics, LP
4.80% due 09/01/20	2,405,000	2,435,062
TerraForm Power Operating LLC
6.62% due 06/15/25[1,3]	1,795,000	1,949,818

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Energy - 9.4% (continued)
Nabors Industries, Inc.
5.00% due 09/15/20	$1,932,000	$1,946,490
Chesapeake Energy Corp.
6.63% due 08/15/20	338,000	349,729
Parker Drilling Co.
7.50% due 08/01/20	293,000	271,758
Total Energy		71,959,535
Technology - 5.7%
EMC Corp.
2.65% due 06/01/20	13,571,000	13,208,342
MSCI, Inc.
5.75% due 08/15/25[1]	7,450,000	7,859,750
Conduent Finance, Inc. / Conduent Business Services LLC
10.50% due 12/15/24[1]	4,027,000	4,750,652
Qorvo, Inc.
7.00% due 12/01/25	3,523,000	3,848,878
Nuance Communications, Inc.
5.38% due 08/15/20[1]	3,520,000	3,559,600
Unisys Corp.
10.75% due 04/15/22[1]	2,871,000	3,244,230
Infor US, Inc.
5.75% due 08/15/20[1]	3,084,000	3,149,535
Lexmark International, Inc.
7.13% due 03/15/20[2]	1,765,000	1,802,506
Harland Clarke Holdings Corp.
6.88% due 03/01/20[1]	1,695,000	1,724,662
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	461,000	466,186
Total Technology		43,614,341
Utilities - 1.0%
AES Corp.
5.50% due 04/15/25	4,152,000	4,276,560
8.00% due 06/01/20	661,000	727,100

	Face
	Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Utilities - 1.0% (continued)
Dynegy, Inc.
8.00% due 01/15/25[1]	$2,716,000	$2,963,835
Total Utilities		7,967,495
Total Corporate Bonds
(Cost $751,069,632)		746,769,014
SECURITIES LENDING COLLATERAL††,4 - 3.6%
Repurchase Agreements
Citigroup Global Markets, Inc.	6,492,171	6,492,171
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	6,492,171	6,492,171
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	6,492,171	6,492,171
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	6,492,171	6,492,171
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	1,923,554	1,923,554
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $27,892,238)		27,892,238
Total Investments - 100.9%
(Cost $778,961,870)		$774,661,252
Other Assets & Liabilities, net - (0.9)%		(7,155,860)
Total Net Assets - 100.0%		$767,505,392

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $335,750,188 (cost $338,796,166), or 43.7% of total net assets.

2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4 plc	Securities lending collateral — See Note 4. Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$746,769,014	$—	$746,769,014
Securities Lending Collateral	—	27,892,238	—	27,892,238
Total Assets	$—	$774,661,252	$—	$774,661,252

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4%
Communications - 23.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 02/15/26[1]	$7,593,000	$7,706,895
5.50% due 05/01/26[1]	4,599,000	4,610,497
5.88% due 05/01/27[1]	2,733,000	2,784,244
5.25% due 03/15/21	1,482,000	1,503,304
Altice Financing S.A.
7.50% due 05/15/26[1]	7,150,000	7,221,500
Sprint Corp.
7.25% due 09/15/21	6,412,000	6,716,570
T-Mobile USA, Inc.
6.50% due 01/15/26	6,168,000	6,630,600
DISH DBS Corp.
6.75% due 06/01/21	5,961,000	6,139,830
CenturyLink, Inc.
6.45% due 06/15/21	3,974,000	4,083,285
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13% due 12/15/21[1]	4,025,000	4,026,231
Sprint Communications, Inc.
11.50% due 11/15/21	2,924,000	3,464,940
CSC Holdings LLC
6.75% due 11/15/21	3,170,000	3,342,369
Hughes Satellite Systems Corp.
7.63% due 06/15/21	2,609,000	2,817,720
TIBCO Software, Inc.
11.38% due 12/01/21[1]	2,484,000	2,712,665
Frontier Communications Corp.
6.25% due 09/15/21	1,751,000	1,499,294
9.25% due 07/01/21	1,143,000	1,062,750
Level 3 Financing, Inc.
6.13% due 01/15/21	2,053,000	2,090,211
Sinclair Television Group, Inc.
5.38% due 04/01/21	1,686,000	1,711,290
TEGNA, Inc.
4.88% due 09/15/21[1]	1,228,000	1,247,955
Lamar Media Corp.
5.75% due 02/01/26	1,143,000	1,187,291
Virgin Media Secured Finance plc
5.25% due 01/15/21	1,100,000	1,142,625
West Corp.
4.75% due 07/15/21[1]	1,055,000	1,070,825
CommScope, Inc.
5.00% due 06/15/21[1]	639,000	650,182
5.50% due 06/15/24[1]	114,000	116,565
Anixter, Inc.
5.13% due 10/01/21	694,000	716,555
Netflix, Inc.
5.38% due 02/01/21	466,000	486,387
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	366,000	374,235
Mediacom Broadband LLC / Mediacom Broadband Corp.
5.50% due 04/15/21	254,000	256,223
GCI, Inc.
6.75% due 06/01/21	238,000	241,868

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Communications - 23.1% (continued)
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	$249,000	$227,368
Total Communications		77,842,274
Consumer, Non-cyclical - 17.1%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	5,272,000	5,318,130
5.63% due 12/01/21[1]	3,116,000	2,956,305
6.75% due 08/15/21[1]	2,293,000	2,244,274
Tenet Healthcare Corp.
4.38% due 10/01/21	3,377,000	3,377,000
4.50% due 04/01/21	2,706,000	2,728,189
LifePoint Health, Inc.
5.50% due 12/01/21	3,902,000	3,945,898
HCA Healthcare, Inc.
6.25% due 02/15/21	3,200,000	3,376,000
ADT Corp.
6.25% due 10/15/21	3,133,000	3,342,519
JBS USA LUX S.A. / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	3,029,000	3,082,008
United Rentals North America, Inc.
5.88% due 09/15/26	2,922,000	3,071,753
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.13% due 06/15/21[1]	2,861,000	2,789,475
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	2,714,000	2,517,235
Alliance One International, Inc.
9.88% due 07/15/21	1,497,000	1,450,219
8.50% due 04/15/21[1]	586,000	610,905
B&G Foods, Inc.
4.63% due 06/01/21	1,591,000	1,600,944
Select Medical Corp.
6.38% due 06/01/21	1,551,000	1,587,681
Hertz Corp.
7.38% due 01/15/21	1,489,000	1,489,000
Prestige Brands, Inc.
5.38% due 12/15/21[1]	1,421,000	1,428,105
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	1,417,000	1,417,000
Edgewell Personal Care Co.
4.70% due 05/19/21	1,351,000	1,364,510
Kinetic Concepts, Inc. / KCI USA Inc.
12.50% due 11/01/21[1]	1,198,000	1,356,735
Surgery Center Holdings, Inc.
8.88% due 04/15/21[1]	1,270,000	1,323,975
RR Donnelley & Sons Co.
7.88% due 03/15/21[2]	1,074,000	1,134,412
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	974,000	998,350

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Non-cyclical - 17.1% (continued)
Revlon Consumer Products Corp.
5.75% due 02/15/21	$1,107,000	$899,437
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	691,000	682,362
Rent-A-Center, Inc.
4.75% due 05/01/21[2]	735,000	654,150
SUPERVALU, Inc.
6.75% due 06/01/21[2]	635,000	630,237
Garda World Security Corp.
7.25% due 11/15/21[1]	330,000	334,950
Total Consumer, Non-cyclical		57,711,758
Financial - 12.8%
Blackstone CQP Holdco, LP
6.50% due 03/20/21[1]	4,799,000	4,864,986
Navient Corp.
6.63% due 07/26/21	2,299,000	2,408,203
5.88% due 03/25/21	2,094,000	2,164,672
HUB International Ltd.
7.88% due 10/01/21[1]	4,216,000	4,353,020
Equinix, Inc.
5.88% due 01/15/26	3,807,000	3,997,350
Genworth Holdings, Inc.
7.63% due 09/24/21	2,264,000	2,232,304
7.20% due 02/15/21	1,143,000	1,122,997
Springleaf Finance Corp.
7.75% due 10/01/21	2,082,000	2,277,188
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	2,057,000	2,108,435
FBM Finance, Inc.
8.25% due 08/15/21[1]	1,776,000	1,882,560
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	1,788,000	1,812,585
Starwood Property Trust, Inc.
5.00% due 12/15/21	1,681,000	1,723,025
Aircastle Ltd.
5.13% due 03/15/21	1,482,000	1,528,312
Radian Group, Inc.
7.00% due 03/15/21	1,343,000	1,472,264
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	1,276,000	1,326,402
Ally Financial, Inc.
4.25% due 04/15/21	1,297,000	1,316,455
Credit Acceptance Corp.
6.13% due 02/15/21	1,178,000	1,189,780
iStar, Inc.
6.50% due 07/01/21	989,000	1,006,308
Iron Mountain, Inc.
4.38% due 06/01/21[1]	979,000	992,706
Iron Mountain US Holdings, Inc.
5.38% due 06/01/26[1]	986,000	976,140
Enova International, Inc.
9.75% due 06/01/21	745,000	788,769
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	700,000	722,750

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Financial - 12.8% (continued)
Crescent Communities LLC/Crescent Ventures, Inc.
8.88% due 10/15/21[1]	$611,000	$647,660
RHP Hotel Properties, LP / RHP Finance Corp.
5.00% due 04/15/21	239,000	241,091
Total Financial		43,155,962
Energy - 12.1%
Whiting Petroleum Corp.
5.75% due 03/15/21	2,854,000	2,925,350
SESI LLC
7.13% due 12/15/21	2,814,000	2,873,798
Calumet Specialty Products Partners, LP / Calumet Finance Corp.
6.50% due 04/15/21	2,650,000	2,597,000
Weatherford International Ltd.
7.75% due 06/15/21	2,171,000	2,171,000
Chesapeake Energy Corp.
6.13% due 02/15/21[2]	1,435,000	1,456,525
5.38% due 06/15/21	704,000	689,920
Unit Corp.
6.63% due 05/15/21	2,040,000	2,034,900
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
12.00% due 11/01/21	1,855,000	1,975,575
Sanchez Energy Corp.
7.75% due 06/15/21[2]	2,034,000	1,952,640
Denbury Resources, Inc.
9.00% due 05/15/21[1]	1,803,000	1,852,582
Range Resources Corp.
5.75% due 06/01/21	1,585,000	1,628,588
DCP Midstream Operating, LP
4.75% due 09/30/21[1]	1,497,000	1,530,682
Baytex Energy Corp.
5.13% due 06/01/21[1]	1,605,000	1,516,725
Transocean, Inc.
8.38% due 12/15/21	1,270,000	1,390,650
Enviva Partners, LP / Enviva Partners Finance Corp.
8.50% due 11/01/21	1,288,000	1,358,840
SM Energy Co.
6.50% due 11/15/21[2]	1,308,000	1,334,160
Oasis Petroleum, Inc.
6.50% due 11/01/21	1,292,000	1,321,070
NuStar Logistics, LP
6.75% due 02/01/21	1,235,000	1,309,100
Martin Midstream Partners, LP / Martin Midstream Finance Corp.
7.25% due 02/15/21	1,193,000	1,198,965
Nabors Industries, Inc.
4.63% due 09/15/21	1,136,000	1,113,280

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Energy - 12.1% (continued)
American Midstream Partners, LP / American Midstream Finance Corp.
8.50% due 12/15/21[1]	$1,080,000	$1,101,600
KCA Deutag UK Finance plc
7.25% due 05/15/21[1]	1,000,000	980,000
Precision Drilling Corp.
6.50% due 12/15/21	930,000	950,925
Forum Energy Technologies, Inc.
6.25% due 10/01/21	939,000	937,826
Energen Corp.
4.63% due 09/01/21	939,000	934,305
Williams Companies, Inc.
7.88% due 09/01/21	782,000	879,750
WPX Energy, Inc.
6.00% due 01/15/22	585,000	609,863
Ensco plc
4.70% due 03/15/21	54,000	54,000
Total Energy		40,679,619
Consumer, Cyclical - 10.7%
MGM Resorts International
6.63% due 12/15/21	3,851,000	4,170,826
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25% due 06/01/26[1]	3,161,000	3,208,415
Lennar Corp.
8.38% due 01/15/21[1]	979,530	1,097,563
4.75% due 04/01/21	989,000	1,013,725
6.25% due 12/15/21[1]	889,000	953,275
L Brands, Inc.
6.63% due 04/01/21	2,761,000	2,960,316
Rite Aid Corp.
6.75% due 06/15/21	2,698,000	2,761,673
Boyd Gaming Corp.
6.38% due 04/01/26	2,348,000	2,474,205
Springs Industries, Inc.
6.25% due 06/01/21	1,855,000	1,892,100
Air Canada
7.75% due 04/15/21[1]	1,482,000	1,643,168
GameStop Corp.
6.75% due 03/15/21[1,2]	1,497,000	1,540,039
KB Home
7.00% due 12/15/21	1,344,000	1,464,960
American Axle & Manufacturing, Inc.
6.25% due 03/15/21	1,322,000	1,344,454
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.
6.13% due 08/15/21[1]	1,359,000	1,291,050
PulteGroup, Inc.
4.25% due 03/01/21	1,143,000	1,165,860
Ferrellgas, LP / Ferrellgas Finance Corp.
6.50% due 05/01/21	1,115,000	1,059,250
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
5.25% due 04/15/21[1]	1,035,000	1,046,644

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Cyclical - 10.7% (continued)
Scientific Games International, Inc.
6.63% due 05/15/21	$939,000	$974,119
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	881,000	892,012
TRI Pointe Group, Inc.
4.88% due 07/01/21	869,000	875,517
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.13% due 12/01/24	735,000	794,719
Scotts Miracle-Gro Co.
5.25% due 12/15/26	481,000	488,061
GLP Capital, LP / GLP Financing II, Inc.
4.38% due 04/15/21	302,000	305,775
William Carter Co.
5.25% due 08/15/21	239,000	244,527
Yum! Brands, Inc.
3.75% due 11/01/21	239,000	237,506
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	127,000	129,222
Total Consumer, Cyclical		36,028,981
Basic Materials - 6.8%
First Quantum Minerals Ltd.
7.00% due 02/15/21[1]	3,646,000	3,766,774
ArcelorMittal
5.75% due 03/01/21	2,605,000	2,761,300
WR Grace & Co.
5.13% due 10/01/21[1]	2,348,000	2,436,050
Aleris International, Inc.
9.50% due 04/01/21[1]	2,074,000	2,185,477
Freeport-McMoRan, Inc.
4.00% due 11/14/21	1,697,000	1,697,000
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[1]	1,400,000	1,519,000
AK Steel Corp.
7.63% due 10/01/21[2]	1,303,000	1,351,863
Allegheny Technologies, Inc.
5.95% due 01/15/21	1,247,000	1,276,616
Century Aluminum Co.
7.50% due 06/01/21[1]	1,235,000	1,272,050
Teck Resources Ltd.
4.50% due 01/15/21	1,243,000	1,265,374
Steel Dynamics, Inc.
5.13% due 10/01/21	1,107,000	1,123,605
Vedanta Resources plc
8.25% due 06/07/21[1]	1,000,000	1,095,000

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Basic Materials - 6.8% (continued)
Eldorado International Finance GmbH
8.63% due 06/16/21[1]	$1,000,000	$1,073,750
Total Basic Materials		22,823,859
Industrial - 6.4%
CEVA Group plc
7.00% due 03/01/21[1,2]	2,910,000	2,880,900
9.00% due 09/01/21[1]	2,025,000	1,979,438
Bombardier, Inc.
8.75% due 12/01/21[1]	4,407,000	4,853,209
Clean Harbors, Inc.
5.13% due 06/01/21	2,472,000	2,493,630
Tervita Escrow Corp.
7.63% due 12/01/21[1]	1,825,000	1,843,250
Graphic Packaging International LLC
4.75% due 04/15/21	1,439,000	1,471,377
Xerium Technologies, Inc.
9.50% due 08/15/21	1,243,000	1,255,430
CPG Merger Sub LLC
8.00% due 10/01/21[1]	1,197,000	1,238,895
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 06/30/21[1]	1,100,000	1,128,875
SPX FLOW, Inc.
5.88% due 08/15/26[1]	1,001,000	1,033,532
CNH Industrial Capital LLC
3.88% due 10/15/21	635,000	638,969
WESCO Distribution, Inc.
5.38% due 12/15/21	254,000	259,715
Gibraltar Industries, Inc.
6.25% due 02/01/21	239,000	242,406
Triumph Group, Inc.
4.88% due 04/01/21	239,000	234,220
Total Industrial		21,553,846
Technology - 6.1%
BMC Software Finance, Inc.
8.13% due 07/15/21[1]	5,120,000	5,164,800
Open Text Corp.
5.88% due 06/01/26[1]	2,857,000	2,978,422
Harland Clarke Holdings Corp.
9.25% due 03/01/21[1]	2,573,000	2,669,487
Sensata Technologies UK Financing Company plc
6.25% due 02/15/26[1]	2,260,000	2,406,900
MSCI, Inc.
4.75% due 08/01/26[1]	1,721,000	1,712,395
Blackboard, Inc.
9.75% due 10/15/21[1,2]	1,855,000	1,688,050

	Face
	Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Technology - 6.1% (continued)
Donnelley Financial Solutions, Inc.
8.25% due 10/15/24	$1,347,000	$1,421,085
NCR Corp.
5.88% due 12/15/21	874,000	892,573
4.63% due 02/15/21	466,000	463,670
Dell, Inc.
4.63% due 04/01/21	994,000	1,008,289
Total Technology		20,405,671
Utilities - 2.3%
NRG Energy, Inc.
7.25% due 05/15/26	3,161,000	3,389,856
6.63% due 01/15/27	224,000	232,400
DPL, Inc.
7.25% due 10/15/21	2,294,000	2,509,063
NGL Energy Partners, LP / NGL Energy Finance Corp.
6.88% due 10/15/21	1,238,000	1,253,475
AES Corp.
6.00% due 05/15/26	528,000	557,040
Total Utilities		7,941,834
Total Corporate Bonds
(Cost $329,914,230)		328,143,804
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
Citigroup Global Markets, Inc.	1,158,102	1,158,102
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	1,158,102	1,158,102
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	1,158,102	1,158,102
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	1,158,102	1,158,102
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	343,142	343,142
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $4,975,550)		4,975,550
Total Investments - 98.9%
(Cost $334,889,780)		$333,119,354
Other Assets & Liabilities, net - 1.1%		3,606,647
Total Net Assets - 100.0%		$336,726,001

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $138,352,408 (cost $139,224,411), or 41.1% of total net assets.

2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3 plc	Securities lending collateral — See Note 4. Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$328,143,804	$—	$328,143,804
Securities Lending Collateral	—	4,975,550	—	4,975,550
Total Assets	$—	$333,119,354	$—	$333,119,354

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4%
Communications - 22.7%
SFR Group S.A.
6.00% due 05/15/22[1]	$6,800,000	$6,613,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27[1]	3,739,000	3,609,705
5.25% due 09/30/22	1,322,000	1,348,440
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	3,555,000	3,328,369
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	3,130,000	3,224,258
Sprint Communications, Inc.
6.00% due 11/15/22	2,732,000	2,704,680
9.25% due 04/15/22	302,000	352,585
DISH DBS Corp.
5.88% due 07/15/22	2,676,000	2,619,135
Frontier Communications Corp.
10.50% due 09/15/22	2,086,000	1,788,745
8.75% due 04/15/22	844,000	668,870
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[1]	2,050,000	2,065,375
CenturyLink, Inc.
5.80% due 03/15/22	1,654,000	1,639,527
Level 3 Financing, Inc.
5.38% due 08/15/22	1,231,000	1,246,387
T-Mobile USA, Inc.
4.00% due 04/15/22	644,000	645,610
5.38% due 04/15/27	512,000	524,800
CSC Holdings LLC
5.50% due 04/15/27[1]	1,150,000	1,135,625
Consolidated Communications, Inc.
6.50% due 10/01/22	1,020,000	897,600
Netflix, Inc.
5.50% due 02/15/22	844,000	881,980
Cablevision Systems Corp.
5.88% due 09/15/22	858,000	860,145
LIN Television Corp.
5.88% due 11/15/22	812,000	842,450
Inmarsat Finance plc
4.88% due 05/15/22[1]	830,000	826,099
McClatchy Co.
9.00% due 12/15/22	720,000	754,200
Sirius XM Radio, Inc.
3.88% due 08/01/22[1]	752,000	740,720
Level 3 Parent LLC
5.75% due 12/01/22	665,000	673,313
Urban One, Inc.
7.38% due 04/15/22[1]	644,000	648,830
Acosta, Inc.
7.75% due 10/01/22[1]	866,000	623,520
Intelsat Jackson Holdings S.A.
9.50% due 09/30/22[1]	537,000	617,550
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	527,000	551,374
Sinclair Television Group, Inc.
6.13% due 10/01/22	522,000	540,270

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Communications - 22.7% (continued)
Cable One, Inc.
5.75% due 06/15/22[1]	$368,000	$378,580
AMC Networks, Inc.
4.75% due 12/15/22	370,000	373,700
Total Communications		43,725,442
Consumer, Non-cyclical - 17.8%
Tenet Healthcare Corp.
8.13% due 04/01/22	3,570,000	3,779,738
Valeant Pharmaceuticals International, Inc.
6.50% due 03/15/22[1]	1,820,000	1,899,625
7.25% due 07/15/22[1]	1,485,000	1,453,444
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	2,526,000	2,560,733
HCA, Inc.
7.50% due 02/15/22	2,278,000	2,525,733
Envision Healthcare Corp.
5.63% due 07/15/22	1,378,000	1,407,282
5.13% due 07/01/22[1]	826,000	836,325
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[2]	2,894,000	1,902,805
Hertz Corp.
7.63% due 06/01/22[1]	1,272,000	1,310,160
6.25% due 10/15/22	494,000	470,382
Post Holdings, Inc.
5.75% due 03/01/27[1]	1,768,000	1,750,320
Ortho-Clinical, Inc.
6.63% due 05/15/22[1]	1,586,000	1,582,035
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.75% due 08/01/22[1,2]	1,450,000	1,290,500
Centene Corp.
4.75% due 05/15/22	1,118,000	1,142,456
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1,2]	1,130,000	1,131,412
Molina Healthcare, Inc.
5.38% due 11/15/22	844,000	844,000
DaVita, Inc.
5.75% due 08/15/22	721,000	742,630
Endo Finance LLC
5.75% due 01/15/22[1]	866,000	712,285
ADT Corp.
3.50% due 07/15/22	693,000	665,280
Kindred Healthcare, Inc.
6.38% due 04/15/22	644,000	655,270
Avon International Operations, Inc.
7.88% due 08/15/22[1]	606,000	627,210
United Rentals North America, Inc.
5.50% due 05/15/27	556,000	570,456

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Consumer, Non-cyclical - 17.8% (continued)
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	$502,000	$510,158
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	380,000	396,150
Syniverse Holdings, Inc.
9.13% due 01/15/22[1]	367,600	373,776
Edgewell Personal Care Co.
4.70% due 05/24/22	366,000	368,745
C&S Group Enterprises, Inc.
5.38% due 07/15/22[1,2]	380,000	362,425
SUPERVALU, Inc.
7.75% due 11/15/22	366,000	356,850
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[1]	329,000	276,360
Halyard Health, Inc.
6.25% due 10/15/22	254,000	262,572
Quad/Graphics, Inc.
7.00% due 05/01/22	248,000	256,990
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	238,000	246,032
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	238,000	242,070
TreeHouse Foods, Inc.
4.88% due 03/15/22	238,000	237,702
Cardtronics, Inc.
5.13% due 08/01/22	238,000	232,645
RR Donnelley & Sons Co.
7.00% due 02/15/22	214,000	219,350
Cimpress N.V.
7.00% due 04/01/22[1]	200,000	211,000
Total Consumer, Non-cyclical		34,412,906
Energy - 15.6%
Chesapeake Energy Corp.
8.00% due 12/15/22[1]	2,061,000	2,200,117
4.88% due 04/15/22	662,000	623,935
CNX Resources Corp.
5.88% due 04/15/22	2,292,000	2,310,623
Continental Resources, Inc.
5.00% due 09/15/22	2,205,000	2,243,588
Oasis Petroleum, Inc.
6.88% due 03/15/22	1,498,000	1,538,259
WPX Energy, Inc.
6.00% due 01/15/22	1,426,000	1,486,605
Range Resources Corp.
5.88% due 07/01/22	606,000	618,120
5.00% due 08/15/22	616,000	609,840
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75% due 08/01/22	1,166,000	1,203,895
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22[1]	1,148,000	1,182,440
Southwestern Energy Co.
4.10% due 03/15/22	1,208,000	1,138,540

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Energy - 15.6% (continued)
Transocean, Inc.
5.80% due 10/15/22[2]	$1,083,000	$1,056,087
QEP Resources, Inc.
5.38% due 10/01/22	998,000	1,017,960
RSP Permian, Inc.
6.63% due 10/01/22	892,000	932,140
Rowan Companies, Inc.
4.88% due 06/01/22	986,000	931,770
Newfield Exploration Co.
5.75% due 01/30/22	851,000	902,060
Weatherford International Ltd.
4.50% due 04/15/22[2]	1,009,000	892,965
Ultra Resources, Inc.
6.88% due 04/15/22[1,2]	958,000	872,978
Tullow Oil plc
6.25% due 04/15/22[1]	750,000	763,125
SM Energy Co.
6.13% due 11/15/22[2]	740,000	751,100
FTS International, Inc.
6.25% due 05/01/22	716,000	719,580
Bill Barrett Corp.
7.00% due 10/15/22	644,000	647,220
SemGroup Corp. / Rose Rock Finance Corp.
5.63% due 07/15/22	644,000	640,780
CVR Refining LLC / Coffeyville Finance, Inc.
6.50% due 11/01/22	604,000	621,365
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	534,000	537,337
KCA Deutag UK Finance plc
9.88% due 04/01/22[1]	500,000	528,750
Peabody Energy Corp.
6.00% due 03/31/22[1]	512,000	526,720
Natural Resource Partners, LP / NRP Finance Corp.
10.50% due 03/15/22	496,000	525,760
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50% due 08/15/22	380,000	385,225
Calumet Specialty Products Partners, LP / Calumet Finance Corp.
7.63% due 01/15/22	342,000	342,000
NGPL PipeCo LLC
4.38% due 08/15/22[1]	340,000	340,425
NuStar Logistics, LP
4.75% due 02/01/22	330,000	330,825
Parker Drilling Co.
6.75% due 07/15/22	380,000	317,300
Murphy Oil USA, Inc.
5.63% due 05/01/27	248,000	253,890

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Energy - 15.6% (continued)
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22[2]	$238,000	$155,295
Total Energy		30,148,619
Consumer, Cyclical - 12.5%
Scientific Games International, Inc.
10.00% due 12/01/22	2,646,000	2,880,832
International Game Technology plc
6.25% due 02/15/22[1]	2,100,000	2,228,625
Lennar Corp.
4.13% due 01/15/22	1,258,000	1,250,138
4.75% due 11/15/22	494,000	498,322
5.38% due 10/01/22[1]	126,000	131,985
L Brands, Inc.
5.63% due 02/15/22	1,170,000	1,222,650
MGM Resorts International
7.75% due 03/15/22	1,048,000	1,171,140
Men's Wearhouse, Inc.
7.00% due 07/01/22	1,148,000	1,148,000
American Tire Distributors, Inc.
10.25% due 03/01/22[1]	1,008,000	1,054,741
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.88% due 04/01/27	960,000	962,400
American Axle & Manufacturing, Inc.
6.63% due 10/15/22	893,000	924,255
Group 1 Automotive, Inc.
5.00% due 06/01/22	844,000	865,100
National CineMedia LLC
6.00% due 04/15/22	844,000	855,605
1011778 BC ULC / New Red Finance, Inc.
4.63% due 01/15/22[1]	844,000	851,385
WMG Acquisition Corp.
6.75% due 04/15/22[1]	604,000	628,160
5.63% due 04/15/22[1]	118,000	121,098
AV Homes, Inc.
6.63% due 05/15/22	644,000	665,735
Brookfield Residential Properties Inc. / Brookfield Residential US Corp.
6.13% due 07/01/22[1]	606,000	628,725
KB Home
7.50% due 09/15/22	542,000	606,362
K Hovnanian Enterprises, Inc.
10.00% due 07/15/22[1]	512,000	561,280
Global Partners, LP / GLP Finance Corp.
6.25% due 07/15/22	556,000	560,170
Regal Entertainment Group
5.75% due 03/15/22	520,000	535,600
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.38% due 04/15/27[1]	512,000	519,680

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Consumer, Cyclical - 12.5% (continued)
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22[2]	$494,000	$464,360
New Home Company, Inc.
7.25% due 04/01/22	380,000	396,150
CEC Entertainment, Inc.
8.00% due 02/15/22	380,000	370,500
William Lyon Homes, Inc.
7.00% due 08/15/22	330,000	339,075
Meritage Homes Corp.
7.00% due 04/01/22	302,000	334,465
Penske Automotive Group, Inc.
5.75% due 10/01/22	277,000	284,791
CCM Merger, Inc.
6.00% due 03/15/22[1]	248,000	251,244
Conn's, Inc.
7.25% due 07/15/22	248,000	246,760
Cinemark USA, Inc.
5.13% due 12/15/22	238,000	242,760
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	218,000	224,267
Total Consumer, Cyclical		24,026,360
Industrial - 9.1%
Bombardier, Inc.
6.00% due 10/15/22[1]	1,450,000	1,453,625
5.75% due 03/15/22[1]	494,000	495,235
TransDigm, Inc.
6.00% due 07/15/22	1,667,000	1,710,759
XPO Logistics, Inc.
6.50% due 06/15/22[1]	1,578,000	1,645,065
KLX, Inc.
5.88% due 12/01/22[1]	982,000	1,015,142
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.25% due 09/15/22[1]	876,000	874,905
Amsted Industries, Inc.
5.00% due 03/15/22[1]	844,000	862,990
Ball Corp.
5.00% due 03/15/22	743,000	773,649
Moog, Inc.
5.25% due 12/01/22[1]	708,000	731,010
USG Corp.
4.88% due 06/01/27[1]	722,000	712,975
Gates Global LLC / Gates Global Co.
6.00% due 07/15/22[1]	690,000	702,144
Griffon Corp.
5.25% due 03/01/22	658,000	662,113
EnPro Industries, Inc.
5.88% due 09/15/22	604,000	629,096
General Cable Corp.
5.75% due 10/01/22	604,000	623,630
Graphic Packaging International LLC
4.88% due 11/15/22	604,000	623,630
Sealed Air Corp.
4.88% due 12/01/22[1]	552,000	570,630
Hillman Group, Inc.
6.38% due 07/15/22[1]	380,000	372,400

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Industrial - 9.1% (continued)
Airxcel, Inc.
8.50% due 02/15/22[1]	$346,000	$362,002
GFL Environmental, Inc.
5.63% due 05/01/22[1]	330,000	338,250
New Enterprise Stone & Lime Company, Inc.
10.13% due 04/01/22[1]	248,000	270,010
AECOM Global II LLC / URS Fox US, LP
5.00% due 04/01/22	248,000	252,547
AECOM
5.75% due 10/15/22	238,000	249,614
Berry Global, Inc.
5.50% due 05/15/22	238,000	244,842
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	238,000	243,653
Covanta Holding Corp.
6.38% due 10/01/22	238,000	243,653
Silgan Holdings, Inc.
5.50% due 02/01/22	238,000	243,355
Actuant Corp.
5.63% due 06/15/22	238,000	242,463
Triumph Group, Inc.
5.25% due 06/01/22	238,000	231,455
Oshkosh Corp.
5.38% due 03/01/22	190,000	195,730
Total Industrial		17,576,572
Financial - 7.3%
Equinix, Inc.
5.38% due 05/15/27	1,936,000	1,979,560
Navient Corp.
6.50% due 06/15/22	876,000	914,325
7.25% due 01/25/22	716,000	769,643
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	1,551,000	1,556,816
Springleaf Finance Corp.
6.13% due 05/15/22	1,189,000	1,224,670
Ally Financial, Inc.
4.13% due 02/13/22	606,000	610,612
4.63% due 05/19/22	404,000	411,070
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.25% due 02/01/22	918,000	934,065
CIT Group, Inc.
5.00% due 08/15/22	884,000	913,835
SBA Communications Corp.
4.88% due 07/15/22	844,000	856,660
VFH Parent LLC / Orchestra Company-Issuer, Inc.
6.75% due 06/15/22[1]	644,000	676,586
iStar, Inc.
6.00% due 04/01/22	650,000	654,875
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	650,000	653,250

	Face
	Amount	Value
CORPORATE BONDS†† - 96.4% (continued)
Financial - 7.3% (continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25% due 03/15/22[1]	$623,000	$629,230
CoreCivic, Inc.
5.00% due 10/15/22	606,000	622,665
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	366,000	379,725
CyrusOne, LP / CyrusOne Finance Corp.
5.38% due 03/15/27	248,000	249,240
Total Financial		14,036,827
Basic Materials - 6.4%
Freeport-McMoRan, Inc.
3.55% due 03/01/22	3,379,000	3,295,539
6.75% due 02/01/22	380,000	392,825
Tronox Finance LLC
7.50% due 03/15/22[1]	1,272,000	1,322,880
Teck Resources Ltd.
4.75% due 01/15/22	1,140,000	1,162,800
Platform Specialty Products Corp.
6.50% due 02/01/22[1]	972,000	999,945
Ashland LLC
4.75% due 08/15/22	972,000	996,300
ArcelorMittal
6.50% due 02/25/22	838,000	915,515
First Quantum Minerals Ltd.
7.25% due 05/15/22[1]	850,000	879,750
Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc.
6.38% due 05/01/22[1]	644,000	668,955
Olin Corp.
5.13% due 09/15/27	556,000	548,703
New Gold, Inc.
6.25% due 11/15/22[1]	506,000	521,180
Cascades, Inc.
5.50% due 07/15/22[1]	473,000	481,277
Huntsman International LLC
5.13% due 11/15/22	238,000	246,627
Total Basic Materials		12,432,296
Utilities - 2.6%
Dynegy, Inc.
7.38% due 11/01/22	2,218,000	2,342,763
NRG Energy, Inc.
6.25% due 07/15/22	1,194,000	1,238,775
Calpine Corp.
6.00% due 01/15/22[1]	844,000	871,430
Talen Energy Supply LLC
9.50% due 07/15/22[1,2]	614,000	617,070
Total Utilities		5,070,038
Technology - 2.4%
Infor US, Inc.
6.50% due 05/15/22	1,927,000	1,979,993
Harland Clarke Holdings Corp.
8.38% due 08/15/22[1]	1,058,000	1,097,675
NCR Corp.
5.00% due 07/15/22	972,000	979,290

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Face
Amount		Value
CORPORATE BONDS†† - 96.4% (continued)
Technology - 2.4% (continued)
Advanced Micro Devices, Inc.
7.50% due 08/15/22	$591,000	$651,577
Total Technology		4,708,535
Total Corporate Bonds
(Cost $186,897,206)		186,137,595
SECURITIES LENDING COLLATERAL††,3 - 3.3%
Repurchase Agreements
Citigroup Global Markets, Inc.	1,457,800	1,457,800
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	1,457,800	1,457,800
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	1,457,800	1,457,800
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	1,457,800	1,457,800
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	431,940	431,940
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $6,263,140)		6,263,140
Total Investments - 99.7%
(Cost $193,160,346)		$192,400,735
Other Assets & Liabilities, net - 0.3%		595,086
Total Net Assets - 100.0%		$192,995,821

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $72,494,893 (cost $73,195,033), or 37.6% of total net assets.

2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3 plc	Securities lending collateral — See Note 4. Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$186,137,595	$—	$186,137,595
Securities Lending Collateral	—	6,263,140	—	6,263,140
Total Assets	$—	$192,400,735	$—	$192,400,735

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7%
Consumer, Non-cyclical - 19.6%
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1]	$2,181,000	$1,946,543
5.50% due 03/01/23[1]	792,000	704,880
Tenet Healthcare Corp.
6.75% due 06/15/23[2]	1,455,000	1,460,456
CHS/Community Health Systems, Inc.
6.25% due 03/31/23	1,587,000	1,452,105
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.38% due 08/01/23[1]	1,323,000	1,332,922
HCA, Inc.
5.88% due 05/01/23	1,125,000	1,185,750
RegionalCare Hospital Partners Holdings, Inc.
8.25% due 05/01/23[1]	726,000	765,930
Dean Foods Co.
6.50% due 03/15/23[1]	726,000	711,480
United Rentals North America, Inc.
4.63% due 07/15/23	640,000	656,800
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	574,000	591,765
Kronos Acquisition Holdings
9.00% due 08/15/23[1]	528,000	513,480
Kindred Healthcare, Inc.
8.75% due 01/15/23	462,000	496,650
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	600,000	453,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.63% due 10/15/23[1,2]	528,000	439,560
AMAG Pharmaceuticals, Inc.
7.88% due 09/01/23[1]	442,000	438,132
Avon Products, Inc.
7.00% due 03/15/23	462,000	422,028
Avis Budget Car Rental LLC
5.50% due 04/01/23	396,000	394,515
Ahern Rentals, Inc.
7.38% due 05/15/23[1]	396,000	386,100
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[1]	462,000	347,655
ADT Corp.
4.13% due 06/15/23	348,000	339,300
LifePoint Health, Inc.
5.88% due 12/01/23	330,000	330,413
Central Garden & Pet Co.
6.13% due 11/15/23	264,000	277,200
Sotera Health Holdings LLC
6.50% due 05/15/23[1]	264,000	268,620
Horizon Pharma, Inc.
6.63% due 05/01/23	250,000	251,250

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Consumer, Non-cyclical - 19.6% (continued)
RR Donnelley & Sons Co.
6.50% due 11/15/23[2]	$244,000	$244,610
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	132,000	137,610
Encompass Health Corp.
5.13% due 03/15/23	132,000	134,970
WEX, Inc.
4.75% due 02/01/23[1]	132,000	133,320
Mallinckrodt International Finance S.A.
4.75% due 04/15/23[2]	140,000	110,600
Total Consumer, Non-cyclical		16,927,644
Communications - 18.1%
Sprint Corp.
7.88% due 09/15/23	3,082,000	3,197,575
Altice Financing S.A.
6.63% due 02/15/23[1]	2,750,000	2,753,438
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/23[1]	792,000	808,830
5.13% due 02/15/23	792,000	806,850
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	1,092,000	1,139,775
Univision Communications, Inc.
5.13% due 05/15/23[1]	1,070,000	1,016,500
Level 3 Financing, Inc.
5.13% due 05/01/23	462,000	463,155
5.63% due 02/01/23	454,000	459,675
DISH DBS Corp.
5.00% due 03/15/23	927,000	855,157
Quebecor Media, Inc.
5.75% due 01/15/23	726,000	756,855
Altice US Finance I Corp.
5.38% due 07/15/23[1]	600,000	611,250
Intelsat Jackson Holdings S.A.
5.50% due 08/01/23	663,000	549,461
CenturyLink, Inc.
6.75% due 12/01/23[2]	528,000	522,720
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.38% due 04/01/23	432,000	444,917
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[1]	396,000	420,255
Plantronics, Inc.
5.50% due 05/31/23[1]	264,000	265,320
Windstream Services LLC / Windstream Finance Corp.
6.38% due 08/01/23	264,000	155,760
VeriSign, Inc.
4.63% due 05/01/23	140,000	141,750
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	140,000	140,000

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Communications - 18.1% (continued)
Anixter, Inc.
5.50% due 03/01/23	$132,000	$138,106
Total Communications		15,647,349
Consumer, Cyclical - 15.2%
Rite Aid Corp.
6.13% due 04/01/23[1]	1,470,000	1,482,863
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	1,100,000	1,135,750
Sabre GLBL, Inc.
5.38% due 04/15/23[1]	454,000	459,675
5.25% due 11/15/23[1]	339,000	343,238
MGM Resorts International
6.00% due 03/15/23	726,000	774,098
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	660,000	676,295
Cinemark USA, Inc.
4.88% due 06/01/23	673,000	672,159
JC Penney Corporation, Inc.
5.88% due 07/01/23[1,2]	541,000	519,360
PetSmart, Inc.
7.13% due 03/15/23[1]	795,000	510,708
KB Home
7.63% due 05/15/23	396,000	442,530
Party City Holdings, Inc.
6.13% due 08/15/23[1]	414,000	424,867
L Brands, Inc.
5.63% due 10/15/23	396,000	417,780
LTF Merger Sub, Inc.
8.50% due 06/15/23[1]	396,000	416,790
Taylor Morrison Communities Incorporated / Taylor Morrison Holdings II Inc
5.88% due 04/15/23[1]	353,000	368,991
Diamond Resorts International, Inc.
7.75% due 09/01/23[1]	264,000	286,110
Group 1 Automotive, Inc.
5.25% due 12/15/23[1]	277,000	285,310
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 06/15/23	277,000	283,579
Mattamy Group Corp.
6.88% due 12/15/23[1]	264,000	278,190
Scotts Miracle-Gro Co.
6.00% due 10/15/23	264,000	277,200
Interval Acquisition Corp.
5.63% due 04/15/23	264,000	273,240
Tempur Sealy International, Inc.
5.63% due 10/15/23	264,000	267,960
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[1]	264,000	266,970
Brinker International, Inc.
3.88% due 05/15/23	264,000	254,760
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	234,000	250,672
WMG Acquisition Corp.
5.00% due 08/01/23[1]	221,000	224,867

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Consumer, Cyclical - 15.2% (continued)
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	$210,000	$211,050
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	140,000	146,650
Univar USA, Inc.
6.75% due 07/15/23[1]	140,000	146,125
Boyd Gaming Corp.
6.88% due 05/15/23	132,000	139,755
American Builders & Contractors Supply Company, Inc.
5.75% due 12/15/23[1]	132,000	137,940
Dana, Inc.
6.00% due 09/15/23	132,000	137,280
Sonic Automotive, Inc.
5.00% due 05/15/23	140,000	134,750
Lennar Corp.
4.88% due 12/15/23	132,000	134,310
TI Auotomotive Ltd.
8.75% due 07/15/23[1]	126,000	134,190
Yum! Brands, Inc.
3.88% due 11/01/23	132,000	128,535
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[2]	132,000	120,780
Total Consumer, Cyclical		13,165,327
Energy - 12.5%
Nabors Industries, Inc.
5.50% due 01/15/23[2]	849,000	846,877
Continental Resources, Inc.
4.50% due 04/15/23	770,000	779,625
Carrizo Oil & Gas, Inc.
6.25% due 04/15/23[2]	594,000	598,455
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23	528,000	546,480
MEG Energy Corp.
6.38% due 01/30/23[1]	617,000	532,163
QEP Resources, Inc.
5.25% due 05/01/23	528,000	526,680
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
4.25% due 11/15/23	396,000	387,585
5.25% due 05/01/23	132,000	134,228
Range Resources Corp.
5.00% due 03/15/23	528,000	518,760
Weatherford International Ltd.
8.25% due 06/15/23	528,000	513,480
Matador Resources Co.
6.88% due 04/15/23	396,000	414,810
Sanchez Energy Corp.
6.13% due 01/15/23	528,000	398,640
Laredo Petroleum, Inc.
6.25% due 03/15/23	330,000	334,950

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Energy - 12.5% (continued)
DCP Midstream Operating, LP
3.88% due 03/15/23	$309,000	$302,820
WPX Energy, Inc.
8.25% due 08/01/23	264,000	300,300
Precision Drilling Corp.
7.75% due 12/15/23	264,000	279,840
Gulfport Energy Corp.
6.63% due 05/01/23	264,000	272,580
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23	264,000	271,590
Whiting Petroleum Corp.
6.25% due 04/01/23	264,000	267,630
Eclipse Resources Corp.
8.88% due 07/15/23	264,000	266,640
SM Energy Co.
6.50% due 01/01/23	264,000	265,320
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00% due 05/15/23	264,000	264,581
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	257,000	263,104
Weatherford International Ltd. Bermuda
9.88% due 02/15/24	264,000	262,680
Chesapeake Energy Corp.
5.75% due 03/15/23	264,000	242,880
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
7.75% due 04/15/23[2]	221,000	220,447
SemGroup Corporation / Rose Rock Finance Corp
5.63% due 11/15/23	221,000	214,922
Seven Generations Energy Ltd.
6.88% due 06/30/23[1]	198,000	206,910
Williams Companies, Inc.
3.70% due 01/15/23	198,000	193,298
CNX Resources Corp.
8.00% due 04/01/23	140,000	148,575
Total Energy		10,776,850
Technology - 8.4%
First Data Corp.
7.00% due 12/01/23[1]	2,247,000	2,367,776
5.38% due 08/15/23[1]	396,000	403,885
Open Text Corp.
5.63% due 01/15/23[1]	792,000	828,630
EMC Corp./MA
3.38% due 06/01/23	660,000	608,526
NCR Corp.
6.38% due 12/15/23	541,000	563,992
Sophia Limited Partnership / Sophia Finance, Inc.
9.00% due 09/30/23[1]	396,000	419,265
Informatica LLC
7.13% due 07/15/23[1]	396,000	405,702
Riverbed Technology, Inc.
8.88% due 03/01/23[1]	396,000	372,735

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Technology - 8.4% (continued)
Veritas DGC, Inc.
7.50% due 02/01/23[1]	$300,000	$305,250
Solera LLC / Solera Finance, Inc.
10.50% due 03/01/24[1]	264,000	297,739
Sensata Technologies BV
4.88% due 10/15/23[1]	264,000	268,950
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	140,000	147,350
Quintiles IMS, Inc.
4.88% due 05/15/23[1]	140,000	144,550
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	132,000	134,310
Total Technology		7,268,660
Industrial - 7.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	1,000,000	1,020,000
Bombardier, Inc.
6.13% due 01/15/23[1]	927,000	933,953
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	650,000	672,750
Ball Corp.
4.00% due 11/15/23	660,000	655,875
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[1]	600,000	601,500
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	528,000	551,430
Kenan Advantage Group, Inc.
7.88% due 07/31/23[1]	396,000	410,850
Berry Global, Inc.
5.13% due 07/15/23	396,000	405,900
Masonite International Corp.
5.63% due 03/15/23[1]	366,000	380,182
Sealed Air Corp.
5.25% due 04/01/23[1]	264,000	271,260
EnerSys
5.00% due 04/30/23[1]	264,000	270,930
Norbord, Inc.
6.25% due 04/15/23[1]	140,000	150,367
Orbital ATK, Inc.
5.50% due 10/01/23	132,000	138,930
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	132,000	133,650
Total Industrial		6,597,577
Basic Materials - 6.0%
Freeport-McMoRan, Inc.
3.88% due 03/15/23	1,351,000	1,313,848
First Quantum Minerals Ltd.
7.25% due 04/01/23[1]	750,000	780,000
A Schulman, Inc.
6.88% due 06/01/23	462,000	492,030
Allegheny Technologies, Inc.
7.88% due 08/15/23	396,000	431,145

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Basic Materials - 6.0% (continued)
Hudbay Minerals, Inc.
7.25% due 01/15/23[1]	$396,000	$422,730
CF Industries, Inc.
3.45% due 06/01/23	365,000	354,962
Chemours Co.
6.63% due 05/15/23	264,000	278,850
Cascades, Inc.
5.75% due 07/15/23[1]	264,000	271,260
Teck Resources Ltd.
3.75% due 02/01/23	246,000	241,388
Vedanta Resources plc
7.13% due 05/31/23[1]	200,000	212,260
Commercial Metals Co.
4.88% due 05/15/23	132,000	134,310
PolyOne Corp.
5.25% due 03/15/23	132,000	133,650
Clearwater Paper Corp.
4.50% due 02/01/23	132,000	127,710
Total Basic Materials		5,194,143
Financial - 5.5%
Navient Corp.
5.50% due 01/25/23	792,000	787,050
7.25% due 09/25/23	396,000	422,730
Uniti Group Incorporated / CSL Capital LLC
8.25% due 10/15/23	660,000	618,750
6.00% due 04/15/23[1]	352,000	341,440
Realogy Group LLC / Realogy Company-Issuer Corp.
4.88% due 06/01/23[1]	541,000	526,122
CIT Group, Inc.
5.00% due 08/01/23	396,000	407,880
Springleaf Finance Corp.
8.25% due 10/01/23	330,000	363,825
CoreCivic, Inc.
4.63% due 05/01/23	330,000	330,000
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
8.25% due 08/01/23[1]	264,000	275,220
Genworth Holdings, Inc.
4.90% due 08/15/23	264,000	228,360
Credit Acceptance Corp.
7.38% due 03/15/23	132,000	138,600
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	132,000	133,320

	Face
	Amount	Value
CORPORATE BONDS†† - 96.7% (continued)
Financial - 5.5% (continued)
GEO Group, Inc.
5.13% due 04/01/23	$132,000	$132,000
Total Financial		4,705,297
Utilities - 3.8%
Calpine Corp.
5.38% due 01/15/23	1,059,000	1,036,496
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
7.50% due 11/01/23	673,000	678,048
AES Corp.
4.88% due 05/15/23	540,000	547,425
Dynegy, Inc.
5.88% due 06/01/23	475,000	489,250
InterGen NV
7.00% due 06/30/23[1]	300,000	300,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1]	200,000	207,250
Total Utilities		3,258,469
Total Corporate Bonds
(Cost $84,420,782)		83,541,316
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
Citigroup Global Markets, Inc.	595,982	595,982
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	595,982	595,982
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	595,982	595,982
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	595,982	595,982
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	176,605	176,605
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $2,560,533)		2,560,533
Total Investments - 99.7%
(Cost $86,981,315)		$86,101,849
Other Assets & Liabilities, net - 0.3%		281,212
Total Net Assets - 100.0%		$86,383,061

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $35,507,978 (cost $36,121,164), or 41.1% of total net assets.

2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023. See Sector Classification in Other Information section.

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$83,541,316	$—	$83,541,316
Securities Lending Collateral	—	2,560,533	—	2,560,533
Total Assets	$—	$86,101,849	$—	$86,101,849

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3%
Communications - 22.1%
Sprint Corp.
7.13% due 06/15/24	$1,000,000	$995,600
7.63% due 02/15/25	400,000	401,000
7.88% due 09/15/23	250,000	259,375
DISH DBS Corp.
5.88% due 11/15/24	800,000	753,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[1]	650,000	673,010
SFR Group S.A.
6.25% due 05/15/24[1]	650,000	607,750
AMC Networks, Inc.
5.00% due 04/01/24	550,000	552,750
CenturyLink, Inc.
7.50% due 04/01/24[2]	450,000	453,375
Level 3 Financing, Inc.
5.38% due 01/15/24	410,000	408,975
Nexstar Broadcasting, Inc.
5.63% due 08/01/24[1]	325,000	328,045
CSC Holdings LLC
5.25% due 06/01/24	300,000	289,500
Gray Television, Inc.
5.13% due 10/15/24[1]	260,000	255,450
Netflix, Inc.
5.75% due 03/01/24	200,000	210,750
GTT Communications, Inc.
7.88% due 12/31/24[1]	200,000	208,375
Videotron Ltd.
5.38% due 06/15/24[1]	200,000	207,750
Altice Finco S.A.
8.13% due 01/15/24[1]	200,000	205,500
Inmarsat Finance plc
6.50% due 10/01/24[1,2]	200,000	204,000
Sinclair Television Group, Inc.
5.63% due 08/01/24[1]	200,000	203,500
Virgin Media Finance plc
6.00% due 10/15/24[1]	200,000	202,750
MDC Partners, Inc.
6.50% due 05/01/24[1]	200,000	200,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[1]	200,000	194,250
Cincinnati Bell, Inc.
7.00% due 07/15/24[1]	200,000	190,500
Cengage Learning, Inc.
9.50% due 06/15/24[1,2]	200,000	171,000
Frontier Communications Corp.
7.63% due 04/15/24	200,000	128,000
Total Communications		8,304,705
Consumer, Non-cyclical - 17.1%
Tenet Healthcare Corp.
4.63% due 07/15/24[1]	900,000	867,375
MPH Acquisition Holdings LLC
7.13% due 06/01/24[1]	800,000	844,000
Encompass Health Corp.
5.75% due 11/01/24	600,000	608,250

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Consumer, Non-cyclical - 17.1% (continued)
DaVita, Inc.
5.13% due 07/15/24	$600,000	$597,000
ServiceMaster Co. LLC
5.13% due 11/15/24[1]	400,000	395,000
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.88% due 07/15/24[1]	400,000	391,580
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	315,000	322,088
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24	325,000	301,031
US Foods, Inc.
5.88% due 06/15/24[1]	268,000	279,390
Live Nation Entertainment, Inc.
4.88% due 11/01/24[1]	250,000	249,062
Envision Healthcare Corp.
6.25% due 12/01/24[1]	200,000	211,500
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	200,000	207,500
Prestige Brands, Inc.
6.38% due 03/01/24[1]	200,000	206,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
6.38% due 04/01/24[1]	200,000	205,500
JBS Investments GmbH
7.25% due 04/03/24[1]	200,000	199,500
LifePoint Health, Inc.
5.38% due 05/01/24	200,000	196,250
Revlon Consumer Products Corp.
6.25% due 08/01/24[2]	200,000	138,500
RR Donnelley & Sons Co.
6.00% due 04/01/24[2]	120,000	116,850
Hertz Corp.
5.50% due 10/15/24[1,2]	100,000	87,250
Total Consumer, Non-cyclical		6,423,626
Consumer, Cyclical - 14.0%
1011778 BC ULC / New Red Finance, Inc.
4.25% due 05/15/24[1]	600,000	574,500
Aramark Services, Inc.
5.13% due 01/15/24	450,000	460,125
Six Flags Entertainment Corp.
4.88% due 07/31/24[1]	430,000	430,039
Hilton Domestic Operating Company, Inc.
4.25% due 09/01/24	400,000	394,000
Hanesbrands, Inc.
4.63% due 05/15/24[1]	350,000	348,250
Asbury Automotive Group, Inc.
6.00% due 12/15/24	300,000	312,750
Allison Transmission, Inc.
5.00% due 10/01/24[1]	300,000	304,875

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Consumer, Cyclical - 14.0% (continued)
Diamond Resorts International, Inc.
10.75% due 09/01/24[1]	$200,000	$217,750
International Game Technology plc
6.50% due 02/15/25[1]	200,000	215,500
Lennar Corp.
5.88% due 11/15/24[1]	200,000	213,500
HD Supply, Inc.
5.75% due 04/15/24[1]	200,000	210,250
Mobile Mini, Inc.
5.88% due 07/01/24	200,000	208,500
Mohegan Gaming & Entertainment
7.88% due 10/15/24[1,2]	200,000	207,048
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24	200,000	207,000
Performance Food Group, Inc.
5.50% due 06/01/24[1]	200,000	204,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00% due 06/01/24[1]	200,000	202,500
United Continental Holdings, Inc.
5.00% due 02/01/24	200,000	200,000
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24	200,000	196,000
Penske Automotive Group, Inc.
5.38% due 12/01/24	158,000	159,185
Total Consumer, Cyclical		5,266,272
Energy - 13.4%
Energy Transfer Equity, LP
5.88% due 01/15/24	600,000	637,500
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	500,000	561,375
Newfield Exploration Co.
5.63% due 07/01/24	400,000	423,000
Southwestern Energy Co.
6.70% due 01/23/25	300,000	295,500
Continental Resources, Inc.
3.80% due 06/01/24	300,000	292,500
Ensco plc
4.50% due 10/01/24	281,000	230,420
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1]	200,000	207,500
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 11/29/24[1]	200,000	207,000
PDC Energy, Inc.
6.13% due 09/15/24	200,000	205,500
Williams Companies, Inc.
4.55% due 06/24/24	200,000	202,500

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Energy - 13.4% (continued)
WPX Energy, Inc.
5.25% due 09/15/24	$200,000	$201,000
Gulfport Energy Corp.
6.00% due 10/15/24	200,000	197,500
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
5.63% due 06/15/24	200,000	193,000
Precision Drilling Corp.
5.25% due 11/15/24	200,000	191,500
Callon Petroleum Co.
6.13% due 10/01/24	185,000	189,625
Baytex Energy Corp.
5.63% due 06/01/24[1]	200,000	180,500
Rowan Companies, Inc.
4.75% due 01/15/24	200,000	175,000
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.88% due 12/15/24	150,000	160,500
Weatherford International Ltd.
9.88% due 02/15/24	100,000	99,500
Diamondback Energy, Inc.
4.75% due 11/01/24	100,000	99,000
SM Energy Co.
5.00% due 01/15/24	100,000	94,500
Total Energy		5,044,420
Technology - 9.8%
First Data Corp.
5.75% due 01/15/24[1]	800,000	817,000
5.00% due 01/15/24[1]	705,000	712,050
Rackspace Hosting, Inc.
8.63% due 11/15/24[1]	300,000	313,173
Diebold Nixdorf, Inc.
8.50% due 04/15/24	279,000	295,391
PTC, Inc.
6.00% due 05/15/24	250,000	263,438
CDW LLC / CDW Finance Corp.
5.50% due 12/01/24	250,000	262,500
Genesys Telecommunications Laboratories Incorporated/Greeneden Lux 3 Sarl/Greeneden US Ho
10.00% due 11/30/24[1]	200,000	221,750
Advanced Micro Devices, Inc.
7.00% due 07/01/24	200,000	210,750
CDK Global, Inc.
5.00% due 10/15/24	206,000	209,090
Veritas US Incorporated / Veritas Bermuda Ltd.
10.50% due 02/01/24[1]	200,000	192,000
Camelot Finance S.A.
7.88% due 10/15/24[1]	100,000	106,280
Micron Technology, Inc.
5.25% due 01/15/24[1]	100,000	103,000
Total Technology		3,706,422
Industrial - 9.2%
Novelis Corp.
6.25% due 08/15/24[1]	500,000	512,500

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Industrial - 9.2% (continued)
AECOM
5.88% due 10/15/24	$450,000	$471,375
TransDigm, Inc.
6.50% due 07/15/24	400,000	413,500
Builders FirstSource, Inc.
5.63% due 09/01/24[1]	400,000	408,500
Vertiv Group Corp.
9.25% due 10/15/24[1]	300,000	318,000
Sealed Air Corp.
5.13% due 12/01/24[1]	200,000	207,000
SPX FLOW, Inc.
5.63% due 08/15/24[1]	200,000	204,500
Advanced Disposal Services, Inc.
5.63% due 11/15/24[1]	200,000	204,500
Louisiana-Pacific Corp.
4.88% due 09/15/24	200,000	202,000
WESCO Distribution, Inc.
5.38% due 06/15/24	200,000	201,500
Covanta Holding Corp.
5.88% due 03/01/24	200,000	201,000
Belden, Inc.
5.25% due 07/15/24[1]	100,000	101,750
Total Industrial		3,446,125
Financial - 6.6%
Navient Corp.
6.13% due 03/25/24	300,000	304,500
5.88% due 10/25/24	200,000	199,000
Iron Mountain, Inc.
5.75% due 08/15/24	400,000	400,000
MGM Growth Properties Operating Partnership, LP / MGP Finance Company-Issuer, Inc.
5.63% due 05/01/24	300,000	311,850
Ally Financial, Inc.
5.13% due 09/30/24	200,000	208,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.75% due 02/01/24	200,000	204,750
GEO Group, Inc.
5.88% due 10/15/24	200,000	203,000
SBA Communications Corp.
4.88% due 09/01/24	200,000	198,000
Uniti Group Limited Partnership / Uniti Fiber Holdings Incorporated / CSL Capital LLC
7.13% due 12/15/24[1]	200,000	180,250
Genworth Holdings, Inc.
4.80% due 02/15/24	200,000	172,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	100,250
Total Financial		2,481,600
Basic Materials - 3.5%
Constellium N.V.
5.75% due 05/15/24[1]	300,000	303,750

	Face
	Amount	Value
CORPORATE BONDS†† - 98.3% (continued)
Basic Materials - 3.5% (continued)
Freeport-McMoRan, Inc.
4.55% due 11/14/24	$300,000	$294,750
WR Grace & Company-Conn
5.63% due 10/01/24[1]	206,000	217,072
Rayonier AM Products, Inc.
5.50% due 06/01/24[1]	200,000	200,000
Coeur Mining, Inc.
5.88% due 06/01/24	200,000	199,250
Valvoline, Inc.
5.50% due 07/15/24	100,000	103,375
Total Basic Materials		1,318,197
Utilities - 2.6%
Calpine Corp.
5.88% due 01/15/24[1]	184,000	188,370
5.50% due 02/01/24	200,000	188,000
AES Corp.
5.50% due 03/15/24	200,000	205,250
NRG Yield Operating LLC
5.38% due 08/15/24	200,000	203,124
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24	200,000	202,000
Total Utilities		986,744
Total Corporate Bonds
(Cost $37,684,335)		36,978,111
SECURITIES LENDING COLLATERAL††,3 - 2.6%
Repurchase Agreements
Citigroup Global Markets, Inc.	229,514	229,514
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	229,514	229,514
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	229,514	229,514
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	229,514	229,514
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	68,005	68,005
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $986,061)		986,061
Total Investments - 100.9%
(Cost $38,670,396)		$37,964,172
Other Assets & Liabilities, net - (0.9)%		(326,078)
Total Net Assets - 100.0%		$37,638,094

Guggenehim BulletShares 2024 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $17,345,782 (cost $17,672,672), or 46.1% of total net assets.

2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$36,978,111	$—	$36,978,111
Securities Lending Collateral	—	986,061	—	986,061
Total Assets	$—	$37,964,172	$—	$37,964,172

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim BulletShares 2025 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.6%
Consumer, Non-cyclical - 16.3%
HCA, Inc.
5.38% due 02/01/25	$200,000	$203,814
DaVita, Inc.
5.00% due 05/01/25	200,000	196,750
Tenet Healthcare Corp.
5.13% due 05/01/25[1]	200,000	194,750
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1]	200,000	176,250
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
5.75% due 03/15/25	200,000	176,000
Laureate Education, Inc.
8.25% due 05/01/25[1]	100,000	106,750
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1]	100,000	101,380
Centene Corp.
4.75% due 01/15/25	100,000	99,687
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25% due 03/15/25[1]	100,000	96,875
B&G Foods, Inc.
5.25% due 04/01/25	100,000	96,500
Surgery Center Holdings, Inc.
6.75% due 07/01/25[1]	100,000	94,500
Vector Group Ltd.
6.13% due 02/01/25[1]	45,000	46,069
Total Consumer, Non-cyclical		1,589,325
Energy - 16.1%
Halcon Resources Corp.
6.75% due 02/15/25	200,000	203,000
Chesapeake Energy Corp.
8.00% due 01/15/25[1]	200,000	198,000
Southwestern Energy Co.
6.70% due 01/23/25	200,000	197,000
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	100,000	106,125
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25	100,000	101,625
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	100,000	100,500
Parsley Energy LLC / Parsley Finance Corp.
5.38% due 01/15/25[1]	100,000	99,500
Rowan Companies, Inc.
7.38% due 06/15/25	100,000	99,250
MEG Energy Corp.
6.50% due 01/15/25[1]	100,000	98,500
Range Resources Corp.
4.88% due 05/15/25	100,000	96,250

	Face
	Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Energy - 16.1% (continued)
SM Energy Co.
5.63% due 06/01/25[2]	$100,000	$96,063
Ultra Resources, Inc.
7.13% due 04/15/25[1]	100,000	89,875
Ensco plc
5.20% due 03/15/25[2]	100,000	83,500
Total Energy		1,569,188
Communications - 14.8%
Sprint Corp.
7.63% due 02/15/25	200,000	200,500
Ziggo Bond Finance BV
5.88% due 01/15/25[1]	200,000	193,500
Intelsat Jackson Holdings S.A.
9.75% due 07/15/25[1]	200,000	190,250
Univision Communications, Inc.
5.13% due 02/15/25[1]	200,000	185,250
Altice Luxembourg S.A.
7.63% due 02/15/25[1,2]	200,000	176,750
Netflix, Inc.
5.88% due 02/15/25	100,000	105,911
VeriSign, Inc.
5.25% due 04/01/25	100,000	103,250
Altice Finco S.A.
7.63% due 02/15/25[1]	100,000	98,875
CenturyLink, Inc.
5.63% due 04/01/25	100,000	91,000
Level 3 Financing, Inc.
5.38% due 05/01/25	59,000	58,705
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38% due 05/01/25[1]	40,000	40,250
Total Communications		1,444,241
Consumer, Cyclical - 13.1%
International Game Technology plc
6.50% due 02/15/25[1]	200,000	215,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[1]	200,000	203,250
PetSmart, Inc.
5.88% due 06/01/25[1]	200,000	157,000
Cumberland Farms, Inc.
6.75% due 05/01/25[1]	100,000	105,250
American Axle & Manufacturing, Inc.
6.25% due 04/01/25[2]	100,000	103,562
Dana Financing Luxembourg Sarl
5.75% due 04/15/25[1]	100,000	102,688
Sally Holdings LLC / Sally Capital, Inc.
5.63% due 12/01/25	100,000	101,000
Lennar Corp.
4.75% due 05/30/25	100,000	99,875
AMC Entertainment Holdings, Inc.
5.75% due 06/15/25	100,000	97,625

Guggenheim BulletShares 2025 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Consumer, Cyclical - 13.1% (continued)
Sugarhouse HSP Gaming Prop Mezz Limited Partnership / Sugarhouse HSP Gaming Finance Corp.
5.88% due 05/15/25[1]	$100,000	$94,250
Total Consumer, Cyclical		1,280,000
Financial - 10.4%
ESH Hospitality, Inc.
5.25% due 05/01/25[1]	200,000	200,000
Ally Financial, Inc.
5.75% due 11/20/25	100,000	104,625
Navient Corp.
6.75% due 06/25/25	100,000	102,905
AssuredPartners, Inc.
7.00% due 08/15/25[1]	100,000	102,500
LPL Holdings, Inc.
5.75% due 09/15/25[1]	100,000	101,500
USIS Merger Sub, Inc.
6.88% due 05/01/25[1]	100,000	101,500
Quicken Loans, Inc.
5.75% due 05/01/25[1]	100,000	101,250
NFP Corp.
6.88% due 07/15/25[1]	100,000	100,750
Howard Hughes Corp.
5.38% due 03/15/25[1]	100,000	98,875
Total Financial		1,013,905
Basic Materials - 9.5%
Consolidated Energy Finance S.A.
6.88% due 06/15/25[1]	205,000	215,763
First Quantum Minerals Ltd.
7.50% due 04/01/25[1]	200,000	206,750
SPCM S.A.
4.88% due 09/15/25[1]	200,000	198,000
Cleveland-Cliffs, Inc.
5.75% due 03/01/25[1]	200,000	194,875
ArcelorMittal
6.13% due 06/01/25	100,000	110,655
Total Basic Materials		926,043
Industrial - 8.9%
BWAY Holding Co.
7.25% due 04/15/25[1]	200,000	207,000
Bombardier, Inc.
7.50% due 03/15/25[1]	200,000	206,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 02/15/25[1]	200,000	205,500

	Face
	Amount	Value
CORPORATE BONDS†† - 97.6% (continued)
Industrial - 8.9% (continued)
Ball Corp.
5.25% due 07/01/25	$100,000	$105,375
Terex Corp.
5.63% due 02/01/25[1]	100,000	101,125
Flex Acquisition Company, Inc.
6.88% due 01/15/25[1]	45,000	45,647
Total Industrial		870,897
Technology - 5.5%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[1]	200,000	200,750
j2 Cloud Services LLC / j2 Global Company-Obligor, Inc.
6.00% due 07/15/25[1]	100,000	104,000
CDW LLC / CDW Finance Corp.
5.00% due 09/01/25	100,000	101,250
Sensata Technologies BV
5.00% due 10/01/25[1]	100,000	101,250
Micron Technology, Inc.
5.50% due 02/01/25	24,000	25,020
Total Technology		532,270
Utilities - 3.0%
Calpine Corp.
5.75% due 01/15/25	200,000	188,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	100,000	99,750
Total Utilities		287,750
Total Corporate Bonds
(Cost $9,749,974)		9,513,619
SECURITIES LENDING COLLATERAL††,3 - 4.0%
Repurchase Agreements
Citibank	249,000	249,000
issued 02/28/18 at 1.37%
due 03/01/18
Deutsche Bank Securities, Inc.	139,516	139,516
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $388,516)		388,516
Total Investments - 101.6%
(Cost $10,138,490)		$9,902,135
Other Assets & Liabilities, net - (1.6)%		(152,202)
Total Net Assets - 100.0%		$9,749,933

††	Value determined based on Level 2 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $5,858,547 (cost $6,004,253), or 60.1% of total net assets.

2	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025. See Sector Classification in Other Information section.

Guggenheim BulletShares 2025 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Corporate Bonds	$—	$9,513,619	$—	$9,513,619
Securities Lending Collateral	—	388,516	—	388,516
Total Assets	$—	$9,902,135	$—	$9,902,135

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
MONEY MARKET FUND† - 3.5%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.31%[1]	39,115,997	$39,115,997
Total Money Market Fund
(Cost $39,115,997)		39,115,997

	Face
	Amount~
CORPORATE BONDS†† - 28.4%
Financial - 21.1%
Sumitomo Mitsui Trust Bank Ltd.
2.64% (3 Month USD LIBOR + 0.91%) due 10/18/19[2,3]	9,200,000	9,274,765
2.05% (3 Month USD LIBOR + 0.44%) due 09/19/19[2,3]	2,300,000	2,302,878
Goldman Sachs Group, Inc.
2.40% (3 Month USD LIBOR + 0.73%) due 12/27/20[2]	8,485,000	8,526,510
2.97% (3 Month USD LIBOR + 1.20%) due 04/30/18[2]	2,500,000	2,503,785
2.79% (3 Month USD LIBOR + 1.20%) due 09/15/20[2]	250,000	254,870
Bank of America Corp.
2.34% (3 Month USD LIBOR + 0.65%) due 10/01/21[2]	8,850,000	8,915,406
2.40% (3 Month USD LIBOR + 0.66%) due 07/21/21[2]	2,250,000	2,266,773
JPMorgan Chase & Co.
2.50% (3 Month USD LIBOR + 0.84%) due 03/22/19[2]	5,500,000	5,541,962
2.16% (3 Month USD LIBOR + 0.68%) due 06/01/21[2]	5,400,000	5,440,571
Morgan Stanley
3.15% (3 Month USD LIBOR + 1.38%) due 02/01/19[2]	6,500,000	6,561,820
2.63% (3 Month USD LIBOR + 0.80%) due 02/14/20[2]	2,900,000	2,913,462
2.29% (3 Month USD LIBOR + 0.55%) due 02/10/21[2]	1,250,000	1,253,270
Huntington National Bank
2.05% (3 Month USD LIBOR + 0.51%) due 03/10/20[2]	10,000,000	10,051,372
Citizens Bank North America/Providence RI
2.02% (3 Month USD LIBOR + 0.54%) due 03/02/20[2]	10,000,000	10,022,403

	Face
	Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Financial - 21.1% (continued)
Credit Agricole S.A.
2.51% (3 Month USD LIBOR + 0.97%) due 06/10/20[2,3]	9,750,000	$9,894,397
Citigroup, Inc.
2.50% (3 Month USD LIBOR + 0.79%) due 01/10/20[2]	9,400,000	9,477,423
Australia & New Zealand Banking Group Ltd.
2.33% (3 Month USD LIBOR + 0.66%) due 09/23/19[2,3]	9,360,000	9,430,282
BNZ International Funding Ltd.
2.59% (3 Month USD LIBOR + 0.70%) due 02/21/20[2,3]	9,250,000	9,311,346
Nordea Bank AB
2.31% (3 Month USD LIBOR + 0.62%) due 09/30/19[2,3]	9,000,000	9,059,420
UBS Group Funding Switzerland AG
3.50% (3 Month USD LIBOR + 1.78%) due 04/14/21[2,3]	8,550,000	8,870,958
Mitsubishi UFJ Financial Group, Inc.
3.36% (3 Month USD LIBOR + 1.88%) due 03/01/21[2]	8,125,000	8,434,742
Fifth Third Bank/Cincinnati OH
2.26% (3 Month USD LIBOR + 0.59%) due 09/27/19[2]	7,500,000	7,544,064
Sumitomo Mitsui Banking Corp.
2.41% (3 Month USD LIBOR + 0.67%) due 10/19/18[2]	5,000,000	5,015,153
2.88% (3 Month USD LIBOR + 1.14%) due 10/19/21[2]	2,300,000	2,342,733
Bank of Nova Scotia
2.23% (3 Month USD LIBOR + 0.66%) due 06/14/19[2]	7,250,000	7,292,772
Wells Fargo Bank North America
2.54% (3 Month USD LIBOR + 0.60%) due 05/24/19[2]	7,000,000	7,033,974
Standard Chartered plc
3.01% (3 Month USD LIBOR + 1.13%) due 08/19/19[2,3]	6,772,000	6,847,811

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Financial - 21.1% (continued)
Danske Bank A/S
2.08% (3 Month USD LIBOR + 0.58%) due 09/06/19[2,3]	6,700,000	$6,736,272
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[2]	4,100,000	4,093,386
2.57% (3 Month USD LIBOR + 0.76%) due 05/12/20[2]	2,250,000	2,268,556
Santander UK plc
3.05% (3 Month USD LIBOR + 1.48%) due 03/14/19[2]	6,100,000	6,178,221
Westpac Banking Corp.
2.53% (3 Month USD LIBOR + 0.71%) due 05/13/19[2]	6,000,000	6,034,631
AvalonBay Communities, Inc.
2.15% (3 Month USD LIBOR + 0.43%) due 01/15/21[2]	5,350,000	5,351,126
Capital One North America
2.33% (3 Month USD LIBOR + 0.77%) due 09/13/19[2]	5,050,000	5,076,197
Mizuho Financial Group, Inc.
2.70% (3 Month USD LIBOR + 1.14%) due 09/13/21[2]	4,950,000	5,032,585
National Australia Bank Ltd.
2.50% (3 Month USD LIBOR + 0.78%) due 01/14/19[2,3]	5,000,000	5,028,912
National Bank of Canada
2.41% (3 Month USD LIBOR + 0.84%) due 12/14/18[2]	5,000,000	5,028,341
Macquarie Bank Ltd.
2.90% (3 Month USD LIBOR + 1.18%) due 01/15/19[2,3]	3,000,000	3,024,557
Citibank North America
2.05% (3 Month USD LIBOR + 0.50%) due 06/12/20[2]	2,000,000	2,010,306
Fifth Third Bank
2.79% (3 Month USD LIBOR + 0.91%) due 08/20/18[2]	1,700,000	1,704,999
Synchrony Financial
3.02% (3 Month USD LIBOR + 1.23%) due 02/03/20[2]	1,450,000	1,469,850

	Face
	Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Financial - 21.1% (continued)
Sumitomo Mitsui Financial Group, Inc.
3.21% (3 Month USD LIBOR + 1.68%) due 03/09/21[2]	1,000,000	$1,032,502
Total Financial		236,455,363
Communications - 3.5%
Discovery Communications LLC
2.34% (3 Month USD LIBOR + 0.71%) due 09/20/19[2]	11,650,000	11,709,415
AT&T, Inc.
2.62% (3 Month USD LIBOR + 0.93%) due 06/30/20[2]	9,500,000	9,624,118
Deutsche Telekom International Finance BV
2.31% (3 Month USD LIBOR + 0.58%) due 01/17/20[2,3]	9,500,000	9,525,093
Verizon Communications, Inc.
2.45% (3 Month USD LIBOR + 0.55%) due 05/22/20[2]	7,950,000	7,995,618
Total Communications		38,854,244
Consumer, Non-cyclical - 2.5%
Express Scripts Holding Co.
2.22% (3 Month USD LIBOR + 0.75%) due 11/30/20[2]	10,700,000	10,708,004
Allergan Funding SCS
2.35% due 03/12/18	6,000,000	6,001,234
2.80% (3 Month USD LIBOR + 1.26%) due 03/12/20[2]	2,600,000	2,644,096
Kraft Heinz Foods Co.
2.38% (3 Month USD LIBOR + 0.57%) due 02/10/21[2]	8,350,000	8,342,095
Total Consumer, Non-cyclical		27,695,429
Energy - 1.0%
Equities Corp.
2.46% (3 Month USD LIBOR + 0.77%) due 10/01/20[2]	5,900,000	5,907,594

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 28.4% (continued)
Energy - 1.0% (continued)
Phillips 66
2.37% (3 Month USD LIBOR + 0.65%) due 04/15/19[2,3]	3,050,000	$3,051,424
2.61% (3 Month USD LIBOR + 0.60%) due 02/26/21[2]	1,900,000	1,901,620
Total Energy		10,860,638
Industrial - 0.3%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.22% (3 Month USD LIBOR + 3.50%) due 07/15/21[2,3]	2,800,000	2,831,500
CNH Industrial Capital LLC
3.63% due 04/15/18	850,000	850,000
Total Industrial		3,681,500
Total Corporate Bonds
(Cost $315,970,967)		317,547,174
ASSET-BACKED SECURITIES†† - 13.2%
Collateralized Loan Obligations - 12.7%
NXT Capital CLO LLC
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 04/20/29[2,3]	7,500,000	7,525,729
CIFC Funding Ltd.
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[2,3]	7,000,000	7,010,581
Avery Point V CLO Ltd.
2017-5A, 2.71% (3 Month USD LIBOR + 0.98%) due 07/17/26[2,3]	7,000,000	6,999,499
Ladder Capital Commercial Mortgage Corp.
2017-FL1, 2.47% (1 Month USD LIBOR + 0.88%) due 09/15/34[2,3]	7,000,000	6,992,492
KVK CLO Ltd.
2017-2A, 3.37% (3 Month USD LIBOR + 1.65%) due 07/15/26[2,3]	4,000,000	4,001,604
2017-2A, 3.47% (3 Month USD LIBOR + 1.75%) due 01/15/26[2,3]	2,000,000	2,000,052

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Collateralized Loan Obligations - 12.7% (continued)
Hunt CRE Ltd.
2017-FL1, 2.59% (1 Month USD LIBOR + 1.00%) due 08/15/34[2,3]	5,500,000	$5,512,802
Venture XII CLO Ltd.
2018-12A, 2.78% (3 Month USD LIBOR + 0.80%) due 02/28/26[2,3]	5,500,000	5,502,754
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.99% (3 Month USD LIBOR + 1.15%) due 11/15/25[2,3]	5,000,000	5,016,774
Golub Capital Partners Clo 36m Ltd.
2018-36A, 3.04% (3 Month USD LIBOR + 1.30%) due 02/05/31[2,3]	5,000,000	5,003,322
LMREC, Inc.
2015-CRE1, 3.37% (1 Month USD LIBOR + 1.75%) due 02/22/32[2,3]	4,700,000	4,808,465
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.45% (3 Month USD LIBOR + 1.70%) due 07/25/29[2,3]	4,800,000	4,802,125
Resource Capital Corporation Ltd.
2017-CRE5, 2.39% (1 Month USD LIBOR + 0.80%) due 07/15/34[2,3]	3,793,273	3,797,302
Woodmont Trust
2017-2A, 3.15% (3 Month USD LIBOR + 1.80%) due 07/18/28[2,3]	3,600,000	3,627,340
OZLM VIII Ltd.
2017-8A, 2.86% (3 Month USD LIBOR + 1.13%) due 10/17/26[2,3]	3,000,000	3,015,361
FS Senior Funding Ltd.
2015-1A, 3.52% (3 Month USD LIBOR + 1.80%) due 05/28/25[2,3]	3,000,000	3,010,755
Northwoods Capital Ltd.
2017-14A, 3.11% (3 Month USD LIBOR + 1.30%) due 11/12/25[2,3]	3,000,000	3,007,966

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Collateralized Loan Obligations - 12.7% (continued)
Golub Capital Partners CLO Ltd.
2016-33A, 4.36% (3 Month USD LIBOR + 2.48%) due 11/21/28[2,3]	3,000,000	$3,007,543
OZLM IX Ltd.
2017-9A, 2.96% (3 Month USD LIBOR + 1.22%) due 01/20/27[2,3]	2,830,000	2,847,707
Vibrant CLO II Ltd.
2017-2A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/24/24[2,3]	2,750,000	2,749,303
Sudbury Mill CLO Ltd.
2017-1A, 3.38% (3 Month USD LIBOR + 1.65%) due 01/17/26[2,3]	2,500,000	2,517,096
Newstar Commercial Loan Funding LLC
2017-1A, 3.83% (3 Month USD LIBOR + 2.50%) due 03/20/27[2,3]	2,500,000	2,509,692
CIFC Funding 2015-III Ltd.
2015-3A, 4.64% (3 Month USD LIBOR + 2.90%) due 10/19/27[2,3]	2,000,000	2,037,665
Cerberus Loan Funding XVI, LP
2016-2A, 4.07% (3 Month USD LIBOR + 2.35%) due 11/15/27[2,3]	2,000,000	2,031,330
KKR CLO 15 Ltd.
2016-15, 3.29% (3 Month USD LIBOR + 1.56%) due 10/18/28[2,3]	2,000,000	2,027,685
Mountain Hawk I CLO Ltd.
2013-1A, 3.92% (3 Month USD LIBOR + 2.18%) due 01/20/24[2,3]	2,000,000	2,020,583
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.41% (3 Month USD LIBOR + 1.70%) due 10/15/26[2,3]	2,000,000	2,012,234

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Collateralized Loan Obligations - 12.7% (continued)
Crown Point CLO III Ltd.
2017-3A, 3.17% (3 Month USD LIBOR + 1.45%) due 12/31/27[2,3]	2,000,000	$2,007,455
Bsprt Issuer Ltd.
2017-FL1, 2.94% (1 Month USD LIBOR + 1.35%) due 06/15/27[2,3]	2,000,000	2,006,718
PFP Ltd.
2017-3, 3.34% (1 Month USD LIBOR + 1.75%) due 01/14/35[2,3]	2,000,000	2,006,329
ACIS CLO Ltd.
2015-6A, 3.36% (3 Month USD LIBOR + 1.59%) due 05/01/27[2,3]	2,000,000	2,005,193
Fifth Street SLF II Ltd.
2015-2A, 3.68% (3 Month USD LIBOR + 1.92%) due 09/29/27[2,3]	2,000,000	2,004,794
OZLM Funding II Ltd.
2016-2A, 4.52% (3 Month USD LIBOR + 2.75%) due 10/30/27[2,3]	2,000,000	2,003,420
Nelder Grove CLO Ltd.
2017-1A, 3.78% (3 Month USD LIBOR + 1.80%) due 08/28/26[2,3]	2,000,000	2,002,940
Eaton Vance CLO Ltd.
2017-1A, 3.32% (3 Month USD LIBOR + 1.60%) due 07/15/26[2,3]	2,000,000	2,001,795
Recette Clo Ltd.
2017-1A, 3.04% (3 Month USD LIBOR + 1.30%) due 10/20/27[2,3]	2,000,000	2,000,928
Dryden 31 Senior Loan Fund
2017-31A, 2.81% (3 Month USD LIBOR + 1.08%) due 04/18/26[2,3]	2,000,000	2,000,000
TPG Real Estate Finance 2018-FL-1 Issuer Ltd.
2018-FL1, 2.31% (1 Month USD LIBOR + 0.75%) due 02/15/35[2,3]	2,000,000	2,000,000

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Collateralized Loan Obligations - 12.7% (continued)
Atlas Senior Loan Fund IV Ltd.
2017-2A, 3.29% (3 Month USD LIBOR + 1.45%) due 02/17/26[2,3]	2,000,000	$1,999,796
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[2,3]	2,000,000	1,999,233
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 1.78%) due 07/20/29[2,3]	1,800,000	1,816,328
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.90% (3 Month USD LIBOR + 1.15%) due 04/25/25[2,3]	1,598,621	1,598,867
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.84% (3 Month USD LIBOR + 4.25%) due 06/15/28[2,3]	1,500,000	1,507,320
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.64% (3 Month USD LIBOR + 2.05%) due 12/15/28[2,3]	1,500,000	1,505,001
Venture XVI CLO Ltd.
2018-16A, 2.56% (3 Month USD LIBOR + 0.85%) due 01/15/28[2,3]	1,500,000	1,498,687
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.84% (3 Month USD LIBOR + 3.00%) due 08/15/23[2,3]	1,000,000	1,003,093
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.44% (3 Month USD LIBOR + 1.90%) due 10/10/26[2,3]	1,000,000	999,867
Golub Capital BDC CLO LLC
2014-1A, 4.25% (3 Month USD LIBOR + 2.50%) due 04/25/26[2,3]	1,000,000	997,918

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Collateralized Loan Obligations - 12.7% (continued)
Rockwall CDO II Ltd.
2007-1A, 2.32% (3 Month USD LIBOR + 0.55%) due 08/01/24[2,3]	84,281	$84,163
Total Collateralized Loan Obligations		142,445,606
Transport-Aircraft - 0.5%
Raspro Trust
2005-1A, 2.37% (3 Month USD LIBOR + 0.63%) due 03/23/24[2,3]	5,676,386	5,420,949
Total Asset-Backed Securities
(Cost $147,364,626)		147,866,555
FOREIGN GOVERNMENT DEBT†† - 5.1%
Portugal Treasury Bill
due 05/18/18[4]	EUR 17,725,000	21,636,011
Hungary Treasury Bill
due 03/14/18[4]	HUF 4,510,000,000	17,517,411
Federative Republic of Brazil
due 04/01/18[4]	BRL 35,000	10,713,605
Spain Letras del Tesoro
due 03/09/18[4]	EUR 3,140,000	3,830,016
Republic of Hungary
4.00% due 04/25/18	HUF 900,000,000	3,516,381
Total Foreign Government Debt
(Cost $56,993,259)		57,213,424
FEDERAL AGENCY DISCOUNT NOTES†† - 4.0%
Federal Home Loan Bank[5]
due 03/26/18[4,6]	25,000,000	24,974,650
due 03/29/18[4,6]	20,000,000	19,977,280
Total Federal Home Loan Bank		44,951,930
Total Federal Agency Discount Notes
(Cost $44,953,598)		44,951,930
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.2%
Residential Mortgage Backed Securities - 3.0%
FirstKey Master Funding
2017-R1, 1.80% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,2,3	6,300,000	6,167,684
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.25% (1 Month USD LIBOR + 0.63%) due 11/25/37[2]	3,832,351	3,809,245
Nationstar Home Equity Loan Trust
2007-B, 1.84% (1 Month USD LIBOR + 0.22%) due 04/25/37[2]	3,683,667	3,645,962

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.2% (continued)
Residential Mortgage Backed Securities - 3.0% (continued)
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 2.34% (1 Month USD LIBOR + 0.72%) due 07/25/34[2]	3,101,968	$3,117,795
Countrywide Asset-Backed Certificates
2006-6, 1.79% (1 Month USD LIBOR + 0.17%) due 09/25/36[2]	2,481,358	2,428,213
2004-SD2, 2.24% (1 Month USD LIBOR + 0.62%) due 06/25/33[2,3]	678,190	668,664
CIT Mortgage Loan Trust
2007-1, 2.97% (1 Month USD LIBOR + 1.35%) due 10/25/37[2,3]	2,654,191	2,667,377
HSI Asset Securitization Corporation Trust
2006-OPT2, 2.01% (1 Month USD LIBOR + 0.39%) due 01/25/36[2]	2,500,000	2,465,888
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.76% (1 Month USD LIBOR + 0.14%) due 11/25/36[2]	2,536,660	2,464,089
New Residential Mortgage Loan Trust
2017-5A, 3.12% (1 Month USD LIBOR + 1.50%) due 06/25/57[2,3]	1,672,917	1,718,315
GSAMP Trust
2005-HE6, 2.06% (1 Month USD LIBOR + 0.44%) due 11/25/35[2]	1,573,662	1,578,073
Accredited Mortgage Loan Trust
2007-1, 1.75% (1 Month USD LIBOR + 0.13%) due 02/25/37[2]	889,658	885,407
GreenPoint Mortgage Funding Trust
2006-AR1, 1.91% (1 Month USD LIBOR + 0.29%) due 02/25/36[2]	786,361	754,167
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[3]	738,365	737,797
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due 07/28/32[3]	649,236	649,344

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.2% (continued)
Residential Mortgage Backed Securities - 3.0% (continued)
Credit Suisse Mortgage Trust
2014-2R, 1.76% (1 Month USD LIBOR + 0.20%) due 02/27/46[2,3]	316,662	$298,962
Total Residential Mortgage Backed Securities		34,056,982
Commercial Mortgage Backed Securities - 0.2%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.44% (1 Month USD LIBOR + 0.85%) due 07/15/32[2,3]	2,000,000	2,010,888
Total Collateralized Mortgage Obligations
(Cost $35,290,566)		36,067,870
SENIOR FLOATING RATE INTERESTS†† - 0.5%
Technology - 0.2%
First Data Corp.
3.87% (3 Month USD LIBOR + 4.00%) due 04/26/24[2]	2,484,625	2,488,774
Total Technology		2,488,774
Consumer, Non-cyclical - 0.2%
Fly Funding II Sarl
3.79% (3 Month USD LIBOR + 2.75%) due 04/09/19[2]	1,368,665	1,369,528
3.79% (3 Month USD LIBOR + 2.75%) due 02/09/23[2]	503,182	503,499
3.79% (3 Month USD LIBOR + 2.75%) due 02/09/22[2]	295,652	295,838
Total Consumer, Non-cyclical		2,168,865
Consumer, Cyclical - 0.1%
Smart & Final Stores LLC
5.17% (3 Month USD LIBOR + 3.25%) due 11/15/22[2]	1,179,395	1,163,178
Total Consumer, Cyclical		1,163,178
Total Senior Floating Rate Interests
(Cost $5,796,025)		5,820,817
COMMERCIAL PAPER†† - 32.4%
The Clorox Co.
1.83% due 03/19/18[6]	17,000,000	16,983,510
1.76% due 03/05/18[6]	10,000,000	9,997,600
Sysco Corp.
1.75% due 03/01/18[6]	20,000,000	19,999,053

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face
	Amount~	Value
COMMERCIAL PAPER††32.4% (continued)
Philip Morris International, Inc.
1.55% due 03/12/18[6]	18,000,000	$17,991,000
Waste Management, Inc.
1.88% due 03/14/18[6]	17,500,000	17,487,575
Ei Du Pont De Nemours & Co.
1.78% due 03/06/18[6]	17,000,000	16,995,070
1.62% due 03/06/18[6]	400,000	399,884
McCormick & Company, Inc.
1.81% due 03/08/18[6]	17,000,000	16,993,370
Molex Electronics Technologies, LLC.
1.91% due 03/19/18[6]	10,000,000	9,989,200
1.95% due 03/19/18[6]	7,000,000	6,992,440
Mondelez International, Inc.
1.90% due 03/28/18[6]	9,000,000	8,986,680
1.76% due 03/15/18[6]	8,000,000	7,994,000
AutoZone, Inc.
1.90% due 03/26/18[6]	17,000,000	16,976,710
Hewlett-Packard Co.
2.00% due 03/12/18[6]	16,850,000	16,841,575
FedEx Corp.
1.80% due 04/10/18[6]	11,200,000	11,174,800
1.77% due 03/23/18[6]	5,000,000	4,994,000
Omnicom Capital, Inc.
1.85% due 03/14/18[6]	16,000,000	15,988,800
CBS Corp.
1.78% due 03/15/18[6]	16,000,000	15,988,000
Marriott International, Inc.
1.88% due 03/27/18[6]	16,000,000	15,977,280
Anthem, Inc.
1.78% due 03/05/18[6]	15,500,000	15,496,280
Verizon Communications, Inc.
1.72% due 03/01/18[6]	15,000,000	14,999,250
Kellogg Co.
1.72% due 03/01/18[6]	15,000,000	14,999,250
Diageo Capital plc
1.76% due 03/06/18[6]	15,000,000	14,995,650
American Water Capital Corp.
1.78% due 03/14/18[6]	15,000,000	14,989,650
Amphenol Corp.
1.87% due 03/12/18[6]	12,800,000	12,792,320
Cigna Corp.
1.85% due 03/19/18[6]	10,000,000	9,990,400

	Face
	Amount~	Value
COMMERCIAL PAPER††32.4% (continued)
Johnson Controls International plc
1.77% due 03/01/18[6]	9,000,000	$8,999,573
Bemis Company, Inc.
1.89% due 03/09/18[6]	6,396,000	6,393,186
Total Commercial Paper
(Cost $362,423,386)		362,406,106
REPURCHASE AGREEMENTS††,7 - 10.4%
BNP Paribas	52,279,000	52,279,000
issued 02/05/18 at 1.80%
due 03/05/18
Barclays	50,469,938	50,469,938
issued 02/05/18 at 1.88%
open maturity
Jefferies & Company, Inc.	4,664,000	4,664,000
issued 02/16/18 at 3.58%
due 03/16/18
Jefferies & Company, Inc.	3,019,000	3,019,000
issued 02/28/18 at 2.45%
due 03/23/18
Mizuho Financial Group, Inc.	2,935,000	2,935,000
issued 02/05/18 at 2.23%
due 03/05/18
Jefferies & Company, Inc.	1,687,000	1,687,000
issued 02/05/18 at 2.00%
due 03/05/18
Jefferies & Company, Inc.	990,000	990,000
issued 02/21/18 at 4.59%
due 03/20/18
Jefferies & Company, Inc.	842,000	842,000
issued 02/21/18 at 4.69%
due 03/20/18
Total Repurchase Agreements
(Cost $116,885,938)		116,885,938
Total Investments - 100.7%
(Cost $1,124,794,362)		$1,127,875,811
Other Assets & Liabilities, net - (0.7)%		(7,886,888)
Total Net Assets - 100.0%		$1,119,988,923

Guggenheim Ultra Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at February 28, 2018	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley	(8,845,000)	EUR	05/18/18	$11,090,993	$10,853,825	$237,168
Morgan Stanley	(936,000,000)	HUF	04/25/18	3,807,801	3,649,355	158,445
Goldman Sachs	(8,880,000)	EUR	05/18/18	11,043,434	10,896,774	146,660
Goldman Sachs	(35,000,000)	BRL	04/02/18	10,786,157	10,735,745	50,412
Morgan Stanley	(3,140,000)	EUR	03/09/18	3,715,641	3,832,575	(116,935)
Bank of America Merrill Lynch	(4,510,000,000)	HUF	03/14/18	16,994,767	17,535,137	(540,370)
						$(64,620)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of February 28, 2018.
2
Variable rate security.  Rate indicated is the rate effective at February 28, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $257,975,201 (cost $256,764,234), or 23.0% of total net assets.

4	Zero coupon rate security.
5	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
6	Rate indicated is the effective yield at the time of purchase.
7	Repurchase Agreements — See Note 5.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$147,866,555	$—	$—	$147,866,555
Collateralized Mortgage Obligations	—	29,900,186	—	6,167,684	36,067,870
Commercial Paper	—	362,406,106	—	—	362,406,106
Corporate Bonds	—	317,547,174	—	—	317,547,174
Forward Foreign Currency Exchange Contracts	—	—	592,685	—	592,685
Federal Agency Discount Notes	—	44,951,930	—	—	44,951,930
Foreign Government Debt	—	57,213,424	—	—	57,213,424
Money Market Fund	39,115,997	—	—	—	39,115,997
Repurchase Agreements	—	116,885,938	—	—	116,885,938
Senior Floating Rate Interests	—	5,820,817	—	—	5,820,817
Total Assets	$39,115,997	$1,082,592,130	$592,685	$6,167,684	$1,128,468,496

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$657,305	$—	$657,305

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 28.8%
Apollo Commercial Real Estate Finance, Inc. REIT	64,955	$1,186,078
Swiss Re AG	9,893	1,010,184
Helvetia Holding AG	1,376	828,468
Hang Seng Bank Ltd.	29,300	728,260
Singapore Exchange Ltd.	125,600	716,846
Sun Life Financial, Inc.[1]	16,981	700,523
Toronto-Dominion Bank	12,113	699,545
Validus Holdings Ltd.	10,200	689,928
Axis Capital Holdings Ltd.	12,474	615,467
Intact Financial Corp.	7,018	543,596
Travelers Companies, Inc.	3,169	440,491
Aflac, Inc.	4,787	425,469
Hanover Insurance Group, Inc.	3,500	377,685
H&R Real Estate Investment Trust	13,876	216,367
PSP Swiss Property AG	2,230	211,780
Vicinity Centres REIT	107,121	207,016
Stockland REIT	62,507	196,783
Charter Hall Group REIT	40,113	182,860
Government Properties Trust, Inc. REIT	44,252	164,141
United Urban Investment Corp. REIT	99	156,611
Orix JREIT, Inc.	102	155,717
Mirvac Group REIT	93,551	154,547
Japan Prime Realty Investment Corp. REIT	41	141,399
Japan Retail Fund Investment Corp. REIT	72	138,528
GLP J-Reit	115	121,461
Activia Properties, Inc. REIT	27	119,432
Nippon Building Fund, Inc. REIT	21	114,146
Apartment Investment & Management Co. — Class A REIT	2,943	113,776
Japan Real Estate Investment Corp. REIT	21	109,030
UDR, Inc. REIT	3,225	108,425
AvalonBay Communities, Inc. REIT	686	107,030
Essex Property Trust, Inc. REIT	473	105,872
Federal Realty Investment Trust REIT	882	100,495
PS Business Parks, Inc. REIT	822	91,127
American Assets Trust, Inc. REIT	2,802	88,879
Boston Properties, Inc. REIT	700	83,209
Total Financial		12,151,171
Consumer, Non-cyclical - 26.8%
Owens & Minor, Inc.	51,103	838,600
Pfizer, Inc.	20,280	736,367
Sonic Healthcare Ltd.	38,508	735,180
Roche Holding AG	2,841	671,583
Kellogg Co.	9,841	651,474
Kimberly-Clark Corp.	5,826	646,220
Coca-Cola Co.	14,423	623,362
Transurban Group	68,639	619,379
Dr Pepper Snapple Group, Inc.	5,239	609,034
General Mills, Inc.	11,594	586,077
Procter & Gamble Co.	6,875	539,825

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 26.8% (continued)
Nestle S.A.	6,765	$538,881
PepsiCo, Inc.	4,605	505,306
Danone S.A.	5,947	476,902
Diageo plc	13,362	452,907
Johnson & Johnson	3,403	441,982
Reed Elsevier plc	20,353	418,688
Automatic Data Processing, Inc.	3,451	397,969
Colgate-Palmolive Co.	5,765	397,612
Experian plc	18,231	390,861
Total Consumer, Non-cyclical		11,278,209
Communications - 14.5%
WPP plc	49,747	955,502
BCE, Inc.	20,806	909,304
Verizon Communications, Inc.	17,389	830,151
Singapore Telecommunications Ltd.	265,500	678,376
Cisco Systems, Inc.	15,009	672,103
Omnicom Group, Inc.	8,578	653,901
Motorola Solutions, Inc.	4,649	493,491
Telephone & Data Systems, Inc.	17,444	489,130
Hikari Tsushin, Inc.	2,871	416,504
Total Communications		6,098,462
Utilities - 11.3%
Enagas S.A.	43,736	1,142,599
SSE plc	16,683	281,587
AusNet Services	158,873	210,463
Southern Co.	4,741	204,147
PPL Corp.	7,074	202,670
Iberdrola S.A.	25,762	190,912
Power Assets Holdings Ltd.	21,000	178,594
Emera, Inc.	5,526	178,586
Red Electrica Corporation S.A.	9,097	177,523
Duke Energy Corp.	2,356	177,501
United Utilities Group plc	19,238	176,590
Dominion Energy, Inc.	2,181	161,547
Pennon Group plc	19,249	161,415
Edison International	2,477	150,081
NorthWestern Corp.	2,884	147,315
Great Plains Energy, Inc.	4,865	141,815
Public Service Enterprise Group, Inc.	2,915	141,173
American Electric Power Company, Inc.	2,088	136,931
Fortis, Inc.	4,158	136,063
DTE Energy Co.	1,288	129,805
Eversource Energy	2,161	123,177
NextEra Energy, Inc.	724	110,157
Aqua America, Inc.	2,473	84,552
Total Utilities		4,745,203
Industrial - 7.0%
bpost S.A.	32,778	1,114,578
Ultra Electronics Holdings plc	37,642	824,654
Lockheed Martin Corp.	1,493	526,193
United Parcel Service, Inc. — Class B	4,445	464,103
Total Industrial		2,929,528
Consumer, Cyclical - 6.1%
Yue Yuen Industrial Holdings Ltd.	201,500	862,619
Kingfisher plc	140,034	690,553

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 6.1% (continued)
Genuine Parts Co.	5,782	$531,019
Fielmann AG	5,763	476,907
Total Consumer, Cyclical		2,561,098
Basic Materials - 2.8%
DuluxGroup Ltd.	121,852	729,241
Air Products & Chemicals, Inc.	2,908	467,577
Total Basic Materials		1,196,818
Technology - 2.7%
CA, Inc.	16,519	579,817
Paychex, Inc.	8,579	558,750
Total Technology		1,138,567
Total Common Stocks
(Cost $41,794,383)		42,099,056

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 1.7%
Repurchase Agreements
Citigroup Global Markets, Inc.	$250,000	250,000
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	250,000	250,000
issued 02/28/18 at 1.35%
due 03/01/18
Royal Bank of Scotland plc	221,964	221,964
issued 02/28/18 at 1.35%
due 03/01/18
Total Securities Lending Collateral
(Cost $721,964)		721,964
Total Investments - 101.7%
(Cost $42,516,347)		$42,821,020
Other Assets & Liabilities, net - (1.7)%		(695,551)
Total Net Assets - 100.0%		$42,125,469

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,099,056	$—	$—	$42,099,056
Securities Lending Collateral	—	721,964	—	721,964
Total Assets	$42,099,056	$721,964	$—	$42,821,020

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 1 – Organization and Significant Accounting Policies

Organization
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 20 portfolios have a quarterly reporting period ended on February 28, 2018:

Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2026 Corporate Bond ETF
Guggenheim BulletShares 2027 Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF
Guggenheim Ultra Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Guggenheim Fund Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board has authorized the Valuation Committee and GFIA to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 2 – Financial Instruments

As part of their investment strategy, the Funds utilize and derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Guggenheim Ultra Short Duration ETF (the “Fund”) may utilize derivatives for the following purposes:

Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

The Guggenheim Ultra Short Duration ETF enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds' fair valuation guidelines categorize these securities as Level 3.

 The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The Funds receive cash collateral and/or high grade debt obligations valued at 102% of the market value of domestic securities on loan and 105% of foreign securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business on the preceding business day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

At February 28, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BulletShares 2018 Corporate Bond ETF	$3,964,794	$4,123,430	$—	$4,123,430
Guggenheim BulletShares 2019 Corporate Bond ETF	1,129,951	1,163,491	—	1,163,491
Guggenheim BulletShares 2021 Corporate Bond ETF	1,382,870	1,452,020	—	1,452,020
Guggenheim BulletShares 2022 Corporate Bond ETF	789,204	815,856	—	815,856
Guggenheim BulletShares 2024 Corporate Bond ETF	717,253	742,823	—	742,823
Guggenheim BulletShares 2027 Corporate Bond ETF	386,067	397,770	—	397,770
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	17,504,356	18,330,072	—	18,330,072
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	20,784,008	22,008,134	—	22,008,134
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	26,601,029	27,892,238	11,265	27,903,503
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	4,732,529	4,975,550	—	4,975,550
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	5,951,349	6,263,140	11,691	6,274,831
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	3,179,930	2,560,533	739,412	3,299,945
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	1,052,562	986,061	112,558	1,098,619
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	367,900	388,516	—	388,516
Guggenheim S&P Global Dividend Opportunities Index ETF	665,458	721,964	—	721,964

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at February 28, 2018:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
RBC Dominion Securities, Inc.
1.35%			Various U.S. Government obligations
Due 03/01/18	$ 21,641,209	$ 21,642,019	and U.S. Government agency securities	$ 96,580,238	$ 22,074,034

Citigroup Global Markets, Inc.
1.37%			Various U.S. Government obligations
Due 03/01/18	21,391,209	21,392,024	and U.S. Government agency securities	62,841,270	21,819,036

Daiwa Capital Markets America
1.37%			Various U.S. Government obligations
Due 03/01/18	21,141,209	21,142,014	and U.S. Government agency securities	52,476,086	21,563,344

HSBC Securities (USA), Inc.
1.37%			Various U.S. Government obligations
Due 03/01/18	20,620,383	20,621,168	and U.S. Government agency securities	45,056,959	21,032,935

Deutsche Bank Securities, Inc.
1.39%			Various U.S. Government obligations
Due 03/01/18	6,478,119	6,478,370	and U.S. Government agency securities	6,966,084	6,607,682

Citibank
1.35% - 1.37%			Various U.S. Government obligations
Due 03/01/18	563,856	563,876	and U.S. Government agency securities	1,124,739	575,133

Credit Suisse Securities (USA), LLC
1.36%			Various U.S. Government obligations
Due 03/01/18	520,826	520,845	and U.S. Government agency securities	533,262	531,243

Royal Bank of Scotland PLC
1.35%			Various U.S. Government obligations
Due 03/01/18	464,787	464,804	and U.S. Government agency securities	477,148	474,083

Each Fund’s exposure to each respective counterparty is identified in the Schedule of Investments. Under the terms of the agreement, each Fund participates in the earnings generated by each security it has exposure to on a pro rata basis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 5 – Repurchase Agreements

Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. In connection with transactions in repurchase agreements, it is the Fund's policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds' custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of February 28, 2018, the following repurchase agreements were held by Guggenheim Ultra Short Duration ETF and were collateralized by the following securities:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribus			MASTR Adjustable Rate Mortgages Trust
1.80%			1.82%
03/05/18	$52,279,000	$52,357,419	05/25/47	$64,321,000	$57,387,196

			JP Morgan Mortgage Trust
			3.52%
			04/25/36	35,225,000	35,151,028

			Freddie Mac Structured Agency Credit Risk Debt Notes
			7.17%
			07/25/28	15,000,000	18,222,000

			Fannie Mae Connecticut Avenue Securities
			4.22%
			05/25/24	10,000,000	10,654,000

Jefferies & Company, Inc.			Citigroup Mortgage Loan Trust
2.00% - 4.69%			3.38%
03/05/18 - 03/23/18	11,202,000	11,228,707	08/25/36	26,580,500	26,601,764

			Golub Capital Partners CLO 35B Ltd.
			0.00%
			07/20/29	9,200,000	7,092,280

			Morgan Stanley Capital I Trust
			5.48%
			11/12/41	3,000,000	2,979,600

			Cathedral Lake CLO Ltd.
			0.00%
			10/15/29	3,084,250	1,547,060

			Wyandotte County-Kansas City Unified Government
			0.00%
			09/01/34	13,365,000	4,786,007

Barclays			AmeriGas Partners LP / AmeriGas Finance Corp.
1.95%			5.75%
Open Maturity	50,469,938	50,469,938	05/20/27	24,800,000	24,552,000

			Standard Chartered PLC
			3.28%
			Perpetual Maturity	24,300,000	23,145,750

			XLIT Ltd.
			4.18%
			Perpetual Maturity	4,000,000	3,815,200

			Owens Corning
			3.40%
			08/15/26	1,000,000	953,300

			Jefferies Finance LLC / JFIN Co-Issuer Corp.
			7.38%
			04/01/20	800,000	809,600

			Netflix Inc.
			4.88%
			04/15/28	550,000	540,375

Mizuho			American Home Mortgage Investment Trust
2.23%			2.52%
03/05/18	2,935,000	2,940,091	02/25/44	8,000,000	6,952,000

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim BulletShares 2018 Corporate Bond ETF	$819,486,754	$176,757	$(1,379,966)	$(1,203,209)
Guggenheim BulletShares 2019 Corporate Bond ETF	1,058,153,393	66,748	(7,909,836)	(7,843,088)
Guggenheim BulletShares 2020 Corporate Bond ETF	1,102,440,729	105,853	(13,640,221)	(13,534,368)
Guggenheim BulletShares 2021 Corporate Bond ETF	877,292,853	571,260	(13,512,920)	(12,941,660)
Guggenheim BulletShares 2022 Corporate Bond ETF	713,325,999	303,513	(13,519,321)	(13,215,808)
Guggenheim BulletShares 2023 Corporate Bond ETF	339,205,727	313,762	(6,607,838)	(6,294,076)
Guggenheim BulletShares 2024 Corporate Bond ETF	269,757,711	420,949	(5,181,207)	(4,760,258)
Guggenheim BulletShares 2025 Corporate Bond ETF	103,349,966	101,715	(2,569,612)	(2,467,897)
Guggenheim BulletShares 2026 Corporate Bond ETF	55,130,657	8,883	(1,649,415)	(1,640,532)
Guggenheim BulletShares 2027 Corporate Bond ETF	20,764,113	1,938	(525,203)	(523,265)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	808,340,153	1,240,222	(2,852,851)	(1,612,629)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	999,072,405	5,088,992	(6,314,692)	(1,225,700)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	779,043,267	5,037,380	(9,419,395)	(4,382,015)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	334,902,190	2,389,991	(4,172,827)	(1,782,836)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	193,161,595	2,673,256	(3,434,116)	(760,860)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	86,981,315	782,349	(1,661,815)	(879,466)
Guggenehim BulletShares 2024 High Yield Corporate Bond ETF	38,670,396	170,276	(876,500)	(706,224)
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	10,138,490	14,758	(251,113)	(236,355)
Guggenheim Ultra Short Duration ETF	1,124,794,362	4,329,315	(1,312,486)	3,016,829
Guggenheim S&P Global Dividend Opportunities Index ETF	42,516,844	2,687,280	(2,383,104)	304,176

Note 7 – Subsequent Event

Invesco Ltd. (NYSE: IVZ) announced on April 9, 2018, that it had completed its previously announced acquisition of Guggenheim Investments’ exchange-traded funds (ETF) business. Effective as of the close of business on April 6, 2018, substantially all of the Guggenheim ETFs have been reorganized into corresponding newly created exchange-traded funds of Invesco’s PowerShares family of ETFs in a tax-free transaction. A small number of Guggenheim ETFs are still awaiting shareholder approval to reorganize into PowerShares ETFs, and will be reorganized when that approval is received.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By: /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date: 4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date: 4/30/18

By: /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: 4/30/18